UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2009*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J. The remaining series of the Registrant, MFS Inflation-Adjusted Bond Fund, has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Bond Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

10/31/09

MFB-SEM

LETTER FROM THE CEO

Dear Shareholders:

There remains some question as to when the global economy will achieve a sustainable recovery. While some economists and market watchers are optimistic that the worst is behind us, a number also agree with U.S. Federal Reserve Board Chairman Ben Bernanke who said in September that “even though from a technical perspective the recession is very likely over at this point, it’s still going to feel like a very weak economy for some time.”

Have we in fact turned the corner? We have seen tremendous rallies in the markets over the past six months. The Fed has cut interest rates aggressively toward zero to support credit markets, global deleveraging has helped diminish inflationary concerns, and stimulus measures have put more money in the hands of the government and individuals to keep the economy moving. Still, unemployment remains high, consumer confidence and spending continue to waiver, and the housing market, while improving, has a long way to go to recover.

Regardless of lingering market uncertainties, MFS® is confident that the fundamental principles of long-term investing will always apply. We encourage investors to speak with their advisors to identify and research long-term investment opportunities thoroughly. Global research continues to be one of the hallmarks of MFS, along with a unique collaboration between our portfolio managers and sector analysts, who regularly discuss potential investments before making both buy and sell decisions.

As we continue to dig out from the worst financial crisis in decades, keep in mind that while the road back to sustainable recovery will be slow, gradual, and even bumpy at times, conditions are significantly better than they were six months ago.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

December 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	61.6%
High Yield Corporates	19.9%
Emerging Markets Bonds	7.5%
Commercial Mortgage-Backed Securities	7.0%
Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.3%
Non-U.S. Government Bonds	0.3%
Collateralized Debt Obligations	0.2%
Residential Mortgage-Backed Securities (o)	0.0%

Credit quality of bonds (r)
AAA	5.6%
AA	4.2%
A	19.2%
BBB	47.4%
BB	16.8%
B	4.6%
CCC	1.0%
CC	0.3%
D (o)	0.0%
Not Rated	0.9%

Portfolio facts
Average Duration (d)(i)	5.2
Average Effective Maturity (i)(m)	8.0 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	BBB
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(c)	Includes holding in the MFS Institutional Money Market Portfolio which is not rated by a public rating agency. The average credit quality of rated securities (short-term) is based upon a market weighted average of the underlying holdings within the MFS Institutional Money Market Portfolio that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 10/31/09.

Percentages are based on net assets as of 10/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

The synchronized global downturn in economic activity experienced in the fourth quarter of 2008 and the first quarter of 2009 was among the most intense in the post-World War II period. The subsequent recovery in global activity, which covers this reporting period, has been similarly synchronized, led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus. As a result, credit conditions and equity indices improved considerably during the second half of the period. Nevertheless, the degree of financial and macroeconomic dislocation remained considerable.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. By the beginning of the reporting period, several central banks had approached their lower bound on policy rates and were examining the implementation and ramifications of quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the end of the period, there were broadening signs that the worst of the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2009 through October 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2009 through October 31, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/09	Ending Account Value 10/31/09	Expenses Paid During Period (p) 5/01/09-10/31/09
A	Actual	0.89%	$1,000.00	$1,193.01	$4.92
	Hypothetical (h)	0.89%	$1,000.00	$1,020.72	$4.53
B	Actual	1.64%	$1,000.00	$1,189.32	$9.05
	Hypothetical (h)	1.64%	$1,000.00	$1,016.94	$8.34
C	Actual	1.64%	$1,000.00	$1,189.46	$9.05
	Hypothetical (h)	1.64%	$1,000.00	$1,016.94	$8.34
I	Actual	0.64%	$1,000.00	$1,194.44	$3.54
	Hypothetical (h)	0.64%	$1,000.00	$1,021.98	$3.26
R1	Actual	1.64%	$1,000.00	$1,189.31	$9.05
	Hypothetical (h)	1.64%	$1,000.00	$1,016.94	$8.34
R2	Actual	1.14%	$1,000.00	$1,191.73	$6.30
	Hypothetical (h)	1.14%	$1,000.00	$1,019.46	$5.80
R3	Actual	0.89%	$1,000.00	$1,194.11	$4.92
	Hypothetical (h)	0.89%	$1,000.00	$1,020.72	$4.53
R4	Actual	0.64%	$1,000.00	$1,194.45	$3.54
	Hypothetical (h)	0.64%	$1,000.00	$1,021.98	$3.26

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

10/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.2%
Issuer	Shares/Par	Value ($)

Aerospace - 0.8%
Bombardier, Inc., 6.3%, 2014 (n)	$9,225,000	$9,040,500

Airlines - 1.1%
American Airlines Pass- Through Trust, 10.375%, 2019	$1,370,000	$1,517,275
Continental Airlines, Inc., 7.25%, 2019	4,310,000	4,358,487
Delta Airlines, Inc., 7.57%, 2010	6,955,000	6,955,000

		$12,830,762
Asset Backed & Securitized - 7.5%
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045 (z)	$2,150,000	$193,500
Asset Securitization Corp., FRN, 8.335%, 2029	2,419,023	2,662,776
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.044%, 2040 (z)	2,930,000	1,236,753
BlackRock Capital Finance LP, 7.75%, 2026 (n)	502,228	72,823
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	2,425,230	2,376,725
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	1,272,042	1,314,429
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	3,851,426	3,457,793
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	2,920,000	2,034,028
Commercial Mortgage Acceptance Corp., FRN, 1.572%, 2030 (i)	11,019,958	660,394
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	2,990,290	2,717,991
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	19,262	19,134
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	3,415,000	2,958,196
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	5,804,213	4,207,581
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	2,675,000	2,702,999
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	2,733,000	1,093,200
Falcon Franchise Loan LLC, FRN, 2.724%, 2025 (i)(z)	12,744,537	937,998
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	1,930,978	2,032,741
GE Commercial Mortgage Corp., FRN, 5.336%, 2044	2,710,000	2,175,342
GMAC LLC, FRN, 6.02%, 2033 (z)	4,140,000	3,381,129
GMAC LLC, FRN, 7.657%, 2034 (n)	3,212,000	2,697,563
Greenwich Capital Commercial Funding Corp., FRN, 5.918%, 2038	2,125,000	1,721,645
Greenwich Capital Commercial Funding Corp., FRN, 5.918%, 2038	2,041,068	1,957,014
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	7,161,947	6,273,548

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.342%, 2042 (n)	$4,734,928	$1,639,946
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.35%, 2043	7,331,619	5,570,419
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	4,318,739	3,437,590
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	3,070,000	2,801,857
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	1,467,768	1,352,046
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.99%, 2051	3,000,000	2,910,382
KKR Financial CLO Ltd., “C”, CDO, FRN, 1.89%, 2021 (n)(p)	3,773,199	1,867,734
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.822%, 2030 (i)	10,886,307	360,021
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	1,561,000	375,867
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050	3,070,000	2,584,255
Morgan Stanley Capital I, Inc., 5.72%, 2032	264,991	271,386
Morgan Stanley Capital I, Inc., FRN, 0.884%, 2030 (i)(n)	22,372,718	626,219
Mortgage Capital Funding, Inc., FRN, 2.213%, 2031 (i)	958,779	767
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	5,790,000	5,758,553
Prudential Securities Secured Financing Corp., FRN, 7.27%, 2013 (z)	3,468,000	3,062,001
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,475,020	1,821,565
Wachovia Bank Commercial Mortgage Trust, FRN, 5.956%, 2045	4,320,000	3,498,876

		$86,824,786
Automotive - 0.3%
Ford Motor Credit Co. LLC, 9.75%, 2010	$3,470,000	$3,557,205

Broadcasting - 1.0%
News America, Inc., 8.5%, 2025	$4,931,000	$5,812,155
News America, Inc., 6.9%, 2039 (n)	2,366,000	2,508,485
WPP Finance, 8%, 2014	2,744,000	3,044,232

		$11,364,872
Brokerage & Asset Managers - 0.6%
INVESCO PLC, 4.5%, 2009	$7,053,000	$7,067,035

Building - 0.9%
CRH PLC, 8.125%, 2018	$3,493,000	$4,033,378
Hanson PLC, 7.875%, 2010	3,170,000	3,237,499
Odebrecht Finance Ltd., 7%, 2020 (z)	2,863,000	2,705,535

		$9,976,412

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - 2.8%
Cox Communications, Inc., 4.625%, 2013	$6,087,000	$6,334,260
Cox Communications, Inc., 6.25%, 2018 (n)	1,735,000	1,825,345
DIRECTV Holdings LLC, 7.625%, 2016	7,000,000	7,595,000
DIRECTV Holdings LLC, 5.875%, 2019 (n)	3,310,000	3,403,143
TCI Communications, Inc., 9.8%, 2012	3,539,000	4,053,740
Time Warner Cable, Inc., 8.25%, 2019	6,150,000	7,397,927
Time Warner Entertainment Co. LP, 8.375%, 2033	1,734,000	2,079,565

		$32,688,980
Chemicals - 0.9%
Dow Chemical Co., 8.55%, 2019	$4,000,000	$4,566,492
Dow Chemical Co., 9.4%, 2039	5,180,000	6,371,913

		$10,938,405
Computer Software - 0.6%
Seagate Technology HDD Holdings, 6.375%, 2011	$7,013,000	$7,179,559

Conglomerates - 0.4%
American Standard Cos., Inc., 7.625%, 2010	$1,955,000	$1,983,676
Kennametal, Inc., 7.2%, 2012	3,091,000	3,257,954

		$5,241,630
Construction - 0.5%
D.R. Horton, Inc., 7.875%, 2011	$4,993,000	$5,255,132

Consumer Products - 0.7%
Controladora Mabe S.A. de C.V., 7.875%, 2019 (z)	$2,357,000	$2,262,720
Fortune Brands, Inc., 5.125%, 2011	2,690,000	2,766,843
Hasbro, Inc., 6.125%, 2014	2,740,000	3,009,986
Newell Rubbermaid, Inc., 5.5%, 2013	425,000	437,990

		$8,477,539
Consumer Services - 0.5%
Service Corp. International, 7.375%, 2014	$5,360,000	$5,360,000

Containers - 0.9%
Crown Americas LLC, 7.625%, 2017 (z)	$6,044,000	$6,195,100
Owens-Illinois, Inc., 7.375%, 2016	4,150,000	4,191,500

		$10,386,600
Defense Electronics - 1.8%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$4,695,000	$5,147,546
L-3 Communications Corp., 6.375%, 2015	15,561,000	15,366,488

		$20,514,034

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - 0.7%
Tyco Electronics Group S.A., 6.55%, 2017	$2,450,000	$2,571,081
Tyco Electronics Group S.A., 7.125%, 2037	4,850,000	4,974,150

		$7,545,231
Emerging Market Quasi-Sovereign - 3.2%
Banco do Brasil S.A., 8.5%, 2049 (z)	$446,000	$458,934
BNDES Participacoes S.A., 6.5%, 2019 (n)	3,200,000	3,368,000
Export-Import Bank of Korea, 5.875%, 2015	1,789,000	1,885,674
Gaz Capital S.A., 8.125%, 2014 (n)	4,161,000	4,395,264
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	843,000	887,257
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	2,575,000	3,077,125
Majapahit Holding B.V., 7.75%, 2020 (z)	3,286,000	3,258,135
Mubadala Development Co., 7.625%, 2019 (n)	2,337,000	2,652,495
National Agricultural Co., 5%, 2014 (n)	3,403,000	3,463,669
Pemex Finance Ltd., 10.61%, 2017	1,500,000	1,955,880
Petrobras International Finance Co., 5.75%, 2020	2,112,000	2,105,664
Petrobras International Finance Co., 6.875%, 2040	2,389,000	2,386,611
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	313,000	355,255
Qtel International Finance Ltd., 7.875%, 2019 (n)	3,337,000	3,894,045
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	2,995,000	3,303,793

		$37,447,801
Emerging Market Sovereign - 0.9%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$2,289,000	$2,616,345
Republic of Croatia, 6.75%, 2019 (z)	3,588,000	3,621,189
Republic of Peru, 7.125%, 2019	448,000	508,480
Republic of Uruguay, 8%, 2022	1,981,000	2,238,530
Republic of Uruguay, 6.875%, 2025	1,775,000	1,837,125

		$10,821,669
Energy - Independent - 2.6%
Anadarko Petroleum Corp., 6.45%, 2036	$6,000,000	$6,242,682
Chesapeake Energy Corp., 9.5%, 2015	4,623,000	5,004,397
Nexen, Inc., 6.4%, 2037	6,380,000	6,309,814
Nexen, Inc., 7.5%, 2039	1,060,000	1,170,634
Pioneer Natural Resources Co., 6.65%, 2017	1,725,000	1,649,340
Questar Market Resources, Inc., 6.8%, 2020	4,148,000	4,338,447
Talisman Energy, Inc., 7.75%, 2019	4,240,000	5,039,363

		$29,754,677
Energy - Integrated - 1.4%
ConocoPhillips, 6%, 2020	$2,062,000	$2,269,833
Hess Corp., 8.125%, 2019	3,210,000	3,896,561
Husky Energy, Inc., 7.25%, 2019	4,228,000	4,887,568

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - continued
Petro-Canada, 6.05%, 2018	$4,468,000	$4,757,924

		$15,811,886
Financial Institutions - 0.8%
GMAC LLC, 7.25%, 2011 (z)	$3,680,000	$3,615,600
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	6,900,000	3,243,000
International Lease Finance Corp., 5.875%, 2013	3,380,000	2,583,408

		$9,442,008
Food & Beverages - 3.6%
Anheuser-Busch Cos., Inc., 7.75%, 2019 (n)	$4,630,000	$5,395,404
Anheuser-Busch Cos., Inc., 5.375%, 2020 (z)	4,000,000	4,066,424
Del Monte Foods Co., 7.5%, 2019 (z)	5,940,000	6,029,100
Diageo Capital PLC, 5.5%, 2016	3,159,000	3,402,698
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	4,738,000	5,413,241
Kraft Foods, Inc., 6.125%, 2018	4,190,000	4,454,511
Miller Brewing Co., 5.5%, 2013 (n)	5,745,000	6,142,565
Tyson Foods, Inc., 7.85%, 2016	6,160,000	6,314,000

		$41,217,943
Food & Drug Stores - 0.6%
CVS Caremark Corp., 5.75%, 2017	$4,388,000	$4,721,194
CVS Caremark Corp., 6.6%, 2019	2,130,000	2,375,444

		$7,096,638
Forest & Paper Products - 0.1%
Fibria Overseas Finance, 9.25%, 2019 (z)	$1,156,000	$1,211,488

Gaming & Lodging - 1.1%
Royal Caribbean Cruises Ltd., 8%, 2010	$4,190,000	$4,231,900
Wyndham Worldwide Corp., 6%, 2016	9,520,000	8,666,637

		$12,898,537
Insurance - 2.0%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$4,906,000	$3,581,380
Metropolitan Life Global Funding, 5.125%, 2014 (n)	2,700,000	2,868,456
Principal Financial Group, Inc., 7.875%, 2014	200,000	224,293
Prudential Financial, Inc., 5.1%, 2014	2,777,000	2,860,946
Prudential Financial, Inc., 4.75%, 2015	4,369,000	4,384,558
Prudential Financial, Inc., 6%, 2017	1,075,000	1,089,036
UnumProvident Corp., 6.85%, 2015 (n)	8,751,000	8,709,459

		$23,718,128

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Health - 0.5%
Humana, Inc., 7.2%, 2018	$5,489,000	$5,597,583

Insurance - Property & Casualty - 0.7%
AXIS Capital Holdings Ltd., 5.75%, 2014	$5,545,000	$5,664,633
Chubb Corp., 6.375% to 2017, FRN to 2067	1,838,000	1,667,985
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	1,413,000	1,144,530

		$8,477,148

Local Authorities - 0.5%
State of California (Build America Bonds), 7.3%, 2039	$6,045,000	$6,095,234

Machinery & Tools - 0.4%
Case New Holland, Inc., 7.75%, 2013 (z)	$4,374,000	$4,341,195

Major Banks - 10.8%
Abu Dhabi Commercial Bank, 4.75%, 2014 (z)	$5,144,000	$5,135,106
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	4,150,000	2,884,250
Bank of America Corp., 5.65%, 2018	8,930,000	9,025,828
Bank of America Corp., 5.49%, 2019	2,815,000	2,677,836
Bank of America Corp., 7.625%, 2019	2,800,000	3,230,951
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)	6,318,000	6,033,690
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	4,300,000	3,934,500
Commonwealth Bank of Australia, 5%, 2019 (z)	5,460,000	5,484,494
Credit Suisse (USA), Inc., 6%, 2018	1,320,000	1,391,042
Goldman Sachs Group, Inc., 5.625%, 2017	7,771,000	7,954,279
Goldman Sachs Group, Inc., 7.5%, 2019	6,460,000	7,554,324
JPMorgan Chase & Co., 6%, 2017	5,750,000	6,124,509
JPMorgan Chase Capital, 7%, 2039	6,040,000	6,080,468
Kookmin Bank, 7.25%, 2014 (n)	2,700,000	2,990,687
Merrill Lynch & Co., Inc., 6.15%, 2013	3,390,000	3,633,927
Merrill Lynch & Co., Inc., 6.05%, 2016	3,281,000	3,283,307
Morgan Stanley, 5.75%, 2016	5,924,000	6,121,856
Morgan Stanley, 6.625%, 2018	5,114,000	5,481,380
Morgan Stanley, 7.3%, 2019	3,930,000	4,403,156
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	3,896,000	3,599,323
PNC Funding Corp., 5.625%, 2017	7,355,000	7,253,030
Royal Bank of Scotland Group PLC, 9.118%, 2049	2,152,000	2,012,120
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	5,204,000	4,891,760
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	6,850,000	6,768,019
Wachovia Corp., 6.605%, 2025	7,936,000	7,806,611

		$125,756,453

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - 3.2%
CareFusion Corp., 6.375%, 2019 (n)	$1,590,000	$1,714,793
DaVita, Inc., 7.25%, 2015	5,600,000	5,530,000
Fisher Scientific International, Inc., 6.125%, 2015	9,060,000	9,433,725
HCA, Inc., 8.75%, 2010	7,607,000	7,740,122
Hospira, Inc., 5.55%, 2012	1,390,000	1,491,698
Hospira, Inc., 6.05%, 2017	5,030,000	5,300,036
McKesson Corp., 5.7%, 2017	5,010,000	5,235,876
McKesson Corp., 7.5%, 2019	920,000	1,082,279

		$37,528,529
Metals & Mining - 2.9%
ArcelorMittal, 6.125%, 2018	$3,250,000	$3,210,028
BHP Billiton Finance Ltd., 5.5%, 2014	100,000	109,850
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	9,620,000	10,317,450
International Steel Group, Inc., 6.5%, 2014	6,119,000	6,371,929
Peabody Energy Corp., 5.875%, 2016	3,500,000	3,412,500
Peabody Energy Corp., “B”, 6.875%, 2013	4,150,000	4,191,500
PT Adaro Indonesia, 7.625%, 2019 (z)	2,105,000	2,078,688
Rio Tinto Finance USA Ltd., 5.875%, 2013	3,820,000	4,116,864

		$33,808,809
Mortgage Backed - 0.6%
Fannie Mae, 7.5%, 2030 - 2031	$1,482,786	$1,679,439
Fannie Mae, 6.5%, 2032	1,594,269	1,727,566
Freddie Mac, 6%, 2021 - 2034	2,938,122	3,149,923
Freddie Mac, 5%, 2025	890,830	906,957

		$7,463,885
Natural Gas - Distribution - 0.7%
EQT Corp., 8.125%, 2019	$7,020,000	$8,043,376

Natural Gas - Pipeline - 3.6%
CenterPoint Energy, Inc., 7.875%, 2013	$8,438,000	$9,515,870
Energy Transfer Partners, 9.7%, 2019	3,520,000	4,358,468
Energy Transfer Partners LP, 8.5%, 2014	1,276,000	1,482,944
Enterprise Products Operating LP, 5.65%, 2013	2,434,000	2,583,002
Enterprise Products Partners LP, 6.3%, 2017	3,590,000	3,940,700
Kinder Morgan Energy Partners, 6.85%, 2020	1,303,000	1,442,828
Kinder Morgan Energy Partners, 6.5%, 2039	1,000,000	1,018,550
Kinder Morgan Energy Partners LP, 5.125%, 2014	2,559,000	2,665,879
Kinder Morgan Energy Partners LP, 7.4%, 2031	3,627,000	3,925,803
Spectra Energy Capital LLC, 8%, 2019	5,750,000	6,733,026
Williams Cos., Inc., 7.125%, 2011	4,325,000	4,603,426

		$42,270,496

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - 3.6%
AT&T, Inc., 5.1%, 2014	$3,904,000	$4,210,136
CenturyTel, Inc., 7.6%, 2039	5,040,000	4,931,176
Qwest Corp., 7.875%, 2011	6,990,000	7,217,175
Qwest Corp., 8.375%, 2016 (n)	494,000	510,055
Telecom Italia Capital, 7.175%, 2019	2,000,000	2,217,250
Telefonica Europe B.V., 7.75%, 2010	6,019,000	6,356,624
Telemar Norte Leste S.A., 9.5%, 2019 (n)	2,327,000	2,740,043
Verizon New York, Inc., 6.875%, 2012	6,786,000	7,407,204
Windstream Corp., 8.625%, 2016	6,000,000	6,165,000

		$41,754,663
Oil Services - 0.7%
Smith International, Inc., 9.75%, 2019	$6,150,000	$7,662,593

Other Banks & Diversified Financials - 6.8%
American Express Centurion Bank, 5.55%, 2012	$3,943,000	$4,209,133
American Express Co., 8.125%, 2019	5,110,000	6,115,275
Banco Bradesco S.A., 6.75%, 2019 (n)	4,713,000	4,753,559
Capital One Financial Corp., 8.8%, 2019	7,000,000	8,290,940
Capital One Financial Corp., 10.25%, 2039	3,490,000	3,982,893
Citigroup, Inc., 6.125%, 2018	10,940,000	11,071,838
Citigroup, Inc., 8.5%, 2019	1,421,000	1,661,015
Citigroup, Inc., 8.125%, 2039	5,010,000	5,829,947
Eurasian Development Bank, 7.375%, 2014 (n)	2,752,000	2,848,320
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,146,000	3,742,607
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	2,450,000	1,960,000
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	6,312,000	5,523,000
Svenska Handelsbanken AB, 4.875%, 2014 (n)	7,010,000	7,358,558
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	3,471,000	2,738,619
UFJ Finance Aruba AEC, 6.75%, 2013	6,193,000	6,861,572
Woori America Bank, 7%, 2015 (n)	1,805,000	1,948,923

		$78,896,199
Pharmaceuticals - 0.2%
Watson Pharmaceuticals, Inc., 6.125%, 2019	$1,770,000	$1,829,686

Pollution Control - 0.7%
Allied Waste North America, Inc., 6.875%, 2017	$7,890,000	$8,363,400

Precious Metals & Minerals - 0.7%
Teck Resources Ltd., 10.25%, 2016	$5,510,000	$6,350,275
Teck Resources Ltd., 6.125%, 2035	2,788,000	2,327,980

		$8,678,255

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - 0.2%
Pearson PLC, 5.5%, 2013 (n)	$1,930,000	$2,024,524

Railroad & Shipping - 0.8%
CSX Corp., 6.3%, 2012	$4,932,000	$5,334,959
CSX Corp., 7.375%, 2019	1,225,000	1,429,189
Kansas City Southern, 7.375%, 2014	2,170,000	2,050,650

		$8,814,798
Real Estate - 2.8%
HRPT Properties Trust, REIT, 6.25%, 2016	$6,245,000	$5,848,574
Kimco Realty Corp., REIT, 6.875%, 2019	2,106,000	2,165,088
Liberty Property LP, REIT, 5.5%, 2016	4,340,000	4,031,114
ProLogis, REIT, 5.75%, 2016	3,778,000	3,542,143
Simon Property Group, Inc., REIT, 6.35%, 2012	4,283,000	4,616,162
Simon Property Group, Inc., REIT, 5.75%, 2015	6,800,000	7,014,649
WEA Finance LLC, REIT, 6.75%, 2019 (n)	4,870,000	4,959,652

		$32,177,382
Restaurants - 0.3%
YUM! Brands, Inc., 8.875%, 2011	$2,887,000	$3,145,817

Retailers - 1.5%
J.C. Penney Corp., Inc., 8%, 2010	$527,000	$533,588
Macy’s, Inc., 6.625%, 2011	6,801,000	6,903,015
Staples, Inc., 7.75%, 2011	2,750,000	2,955,450
Staples, Inc., 9.75%, 2014	2,400,000	2,908,445
Wesfarmers Ltd., 6.998%, 2013 (n)	4,170,000	4,513,091

		$17,813,589
Specialty Chemicals - 0.4%
Ashland, Inc., 9.125%, 2017 (n)	$4,710,000	$5,086,800

Steel - 0.4%
CSN Islands XI Corp., 6.875%, 2019 (n)	$4,845,000	$4,723,875

Supermarkets - 0.3%
Delhaize America, Inc., 9%, 2031	$2,407,000	$3,101,150

Supranational - 0.3%
Corporacion Andina de Fomento, 6.875%, 2012	$2,747,000	$2,965,749

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - 1.6%
American Tower Corp., 4.625%, 2015 (z)	$3,610,000	$3,652,833
Crown Castle International Corp., 7.75%, 2017 (n)	6,040,000	6,342,000
Crown Castle International Corp., 7.125%, 2019	1,365,000	1,344,525
Rogers Cable, Inc., 5.5%, 2014	2,229,000	2,399,541
Rogers Wireless, Inc., 7.25%, 2012	3,315,000	3,761,378
Vodafone Group PLC, 5.625%, 2017	1,452,000	1,548,828

		$19,049,105
Telephone Services - 0.8%
Embarq Corp., 7.082%, 2016	$3,710,000	$4,053,030
Frontier Communications Corp., 8.25%, 2014	5,120,000	5,248,000

		$9,301,030
Tobacco - 2.8%
Altria Group, Inc., 9.95%, 2038	$6,980,000	$9,103,344
BAT International Finance PLC, 9.5%, 2018 (n)	4,400,000	5,667,785
Lorillard Tobacco Co., 8.125%, 2019	6,504,000	7,231,583
Reynolds American, Inc., 7.25%, 2012	2,612,000	2,848,590
Reynolds American, Inc., 6.75%, 2017	7,310,000	7,524,782

		$32,376,084
Transportation - Services - 0.8%
Erac USA Finance Co., 6.375%, 2017 (n)	$1,400,000	$1,434,175
Erac USA Finance Co., 7%, 2037 (n)	7,660,000	7,396,749

		$8,830,924
Utilities - Electric Power - 8.3%
AES Corp., 9.75%, 2016 (n)	$5,275,000	$5,749,750
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	8,890,000	9,770,910
Beaver Valley Funding Corp., 9%, 2017	7,884,000	8,668,300
CenterPoint Energy, Inc., 5.95%, 2017	2,950,000	2,891,696
DPL, Inc., 6.875%, 2011	3,644,000	3,936,650
Duke Energy Corp., 5.65%, 2013	6,240,000	6,715,844
EDP Finance B.V., 6%, 2018 (n)	6,800,000	7,353,466
ELETROBRAS S.A., 6.875%, 2019 (n)	173,000	181,217
Enel Finance International S.A., 5.125%, 2019 (z)	7,010,000	7,142,461
Enersis S.A., 7.375%, 2014	4,189,000	4,637,985
FirstEnergy Corp., 6.8%, 2039 (n)	3,830,000	3,976,846
Mirant Americas Generation LLC, 8.3%, 2011	8,490,000	8,638,575
NiSource Finance Corp., 7.875%, 2010	4,669,000	4,918,773
NorthWestern Corp., 5.875%, 2014	4,275,000	4,508,026
NRG Energy, Inc., 7.375%, 2016	5,015,000	4,983,656
Oncor Electric Delivery Co., 6.8%, 2018	1,868,000	2,106,525

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
PSEG Power LLC, 5.32%, 2016 (z)	$1,727,000	$1,778,171
System Energy Resources, Inc., 5.129%, 2014 (z)	2,343,370	2,329,708
Waterford 3 Funding Corp., 8.09%, 2017	5,462,787	5,464,940

		$95,753,499
Total Bonds (Identified Cost, $1,089,811,086)		$1,115,401,287

Preferred Stocks - 0.1%
Financial Institutions - 0.1%
Preferred Blocker, Inc., 7% (Identified Cost, $600,600) (z)	$780	$476,312

Money Market Funds (v) - 2.7%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value	31,313,768	$31,313,768
Total Investments (Identified Cost, $1,121,725,454)		$1,147,191,367

Other Assets, Less Liabilities - 1.0%		11,944,382
Net Assets - 100.0%		$1,159,135,749

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $213,278,061, representing 18.4% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045	9/21/04	$2,025,622	$193,500
Abu Dhabi Commercial Bank, 4.75%, 2014	10/01/09	5,123,461	5,135,106
American Tower Corp., 4.625%, 2015	10/13/09	3,605,117	3,652,833
Anheuser-Busch Cos., Inc., 5.375%, 2020	10/13/09	3,973,883	4,066,424
Banco do Brasil S.A., 8.5%, 2049	10/13/09	446,000	458,934
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.044%, 2040	3/01/06	2,930,000	1,236,753

16

Portfolio of Investments (unaudited) – continued

Restricted Securities (continued)	Acquisition Date	Cost	Current Market Value
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03-3/08/07	$2,426,709	$2,376,725
Case New Holland, Inc., 7.75%, 2013	8/11/09-8/12/09	4,257,538	4,341,195
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	1,272,042	1,314,429
Commonwealth Bank of Australia, 5%, 2019	10/08/09	5,429,969	5,484,494
Controladora Mabe S.A. de C.V., 7.875%, 2019	10/21/09	2,357,000	2,262,720
Crown Americas LLC, 7.625%, 2017	10/16/09-10/20/09	6,203,308	6,195,100
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	2,638,468	2,702,999
Del Monte Foods Co., 7.5%, 2019	9/17/09-9/21/09	5,941,083	6,029,100
Enel Finance International S.A., 5.125%, 2019	9/30/09	6,979,319	7,142,461
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	2,541,472	1,093,200
Falcon Franchise Loan LLC, FRN, 2.724%, 2025	1/29/03	1,385,204	937,998
Fibria Overseas Finance, 9.25%, 2019	10/26/09	1,146,755	1,211,488
GMAC LLC, 7.25%, 2011	12/29/08	3,342,966	3,615,600
GMAC LLC, FRN, 6.02%, 2033	3/20/02	4,038,224	3,381,129
Majapahit Holding B.V., 7.75%, 2020	10/30/09	3,258,135	3,258,135
Odebrecht Finance Ltd., 7%, 2020	10/14/09-10/15/09	2,833,808	2,705,535
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	5,790,000	5,758,553
PSEG Power LLC, 5.32%, 2016	10/14/09	1,782,502	1,778,171
PT Adaro Indonesia, 7.625%, 2019	10/19/09	2,123,384	2,078,688
Preferred Blocker, Inc., 7% (Preferred Stock)	12/29/08	600,600	476,312
Prudential Securities Secured Financing Corp., FRN, 7.27%, 2013	12/06/04	3,641,332	3,062,001
Republic of Croatia, 6.75%, 2019	10/28/09	3,521,981	3,621,189
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,448,135	1,821,565
System Energy Resources, Inc., 5.129%, 2014	4/16/04	2,343,370	2,329,708
Total Restricted Securities			$89,722,045
% of Net Assets			7.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

17

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 10/31/09

Swap Agreements at 10/31/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
6/20/13	USD	2,670,000	Morgan Stanley Capital Services, Inc.	(1)	1.48% (fixed rate)	$17,018
3/20/14	USD	2,180,000	Morgan Stanley Capital Services, Inc.	(1)	1.75% (fixed rate)	1,706

						$18,724

Liability Derivatives
Credit Default Swaps
12/20/12	USD	6,090,000	Merrill Lynch International	1.00% (fixed rate)	(2)	$(4,176,379)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 0.643%, 10/06/10, a BB+ rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of basket.

At October 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,090,411,686)	$1,115,877,599
Underlying funds, at cost and value	31,313,768
Total investments, at value (identified cost, $1,121,725,454)	$1,147,191,367
Cash	6,054,679
Restricted cash	4,150,000
Receivables for
Investments sold	6,653,203
Fund shares sold	4,375,876
Interest and dividends	17,568,055
Swaps, at value	18,724
Total assets	$1,186,011,904
Liabilities
Payables for
Distributions	$889,887
Investments purchased	18,608,610
Fund shares reacquired	2,658,163
Swaps, at value	4,176,379
Payable to affiliates
Investment adviser	36,972
Shareholder servicing costs	283,823
Distribution and service fees	33,954
Administrative services fee	1,524
Payable for independent Trustees’ compensation	69,983
Accrued expenses and other liabilities	116,860
Total liabilities	$26,876,155
Net assets	$1,159,135,749
Net assets consist of
Paid-in capital	$1,222,342,305
Unrealized appreciation (depreciation) on investments	21,308,258
Accumulated net realized gain (loss) on investments	(87,254,505)
Undistributed net investment income	2,739,691
Net assets	$1,159,135,749
Shares of beneficial interest outstanding	91,406,514

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$756,656,065	59,635,312	$12.69
Class B	67,164,090	5,308,554	12.65
Class C	103,258,780	8,171,405	12.64
Class I	49,951,315	3,935,828	12.69
Class R1	9,576,719	757,265	12.65
Class R2	66,592,427	5,249,865	12.68
Class R3	48,396,381	3,814,782	12.69
Class R4	57,539,972	4,533,503	12.69

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.32. On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$36,370,123
Dividends	27,456
Dividends from underlying funds	21,065
Foreign taxes withheld	(5,824)
Total investment income	$36,412,820
Expenses
Management fee	$2,109,251
Distribution and service fees	1,909,859
Shareholder servicing costs	955,300
Administrative services fee	100,632
Independent Trustees’ compensation	24,131
Custodian fee	68,817
Shareholder communications	38,822
Auditing fees	29,342
Legal fees	15,553
Miscellaneous	115,556
Total expenses	$5,367,263
Fees paid indirectly	(4,066)
Reduction of expenses by investment adviser	(3,704)
Net expenses	$5,359,493
Net investment income	$31,053,327
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$29,829,913
Swap transactions	106,612
Net realized gain (loss) on investments	$29,936,525
Change in unrealized appreciation (depreciation)
Investments	$127,147,788
Swap transactions	(471,237)
Net unrealized gain (loss) on investments	$126,676,551
Net realized and unrealized gain (loss) on investments	$156,613,076
Change in net assets from operations	$187,666,403

See Notes to Financial Statements

20

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/09 (unaudited)	Year ended 4/30/09
From operations
Net investment income	$31,053,327	$59,005,474
Net realized gain (loss) on investments	29,936,525	(46,412,090)
Net unrealized gain (loss) on investments	126,676,551	(76,391,566)
Change in net assets from operations	$187,666,403	$(63,798,182)
Distributions declared to shareholders
From net investment income	$(31,040,494)	$(60,324,168)
Change in net assets from fund share transactions	$33,357,873	$(142,349,057)
Total change in net assets	$189,983,782	$(266,471,407)
Net assets
At beginning of period	969,151,967	1,235,623,374
At end of period (including undistributed net investment income of $2,739,691 and $2,726,858, respectively)	$1,159,135,749	$969,151,967

See Notes to Financial Statements

21

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.95		$12.18	$12.69	$12.38	$12.91	$12.92
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.64	$0.64	$0.66	$0.64	$0.65
Net realized and unrealized gain (loss) on investments and foreign currency	1.74		(1.22)	(0.47)	0.32	(0.49)	0.05
Total from investment operations	$2.09		$(0.58)	$0.17	$0.98	$0.15	$0.70
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.65)	$(0.68)	$(0.67)	$(0.68)	$(0.71)
Net asset value, end of period	$12.69		$10.95	$12.18	$12.69	$12.38	$12.91
Total return (%) (r)(s)(t)	19.30	(n)	(4.61)	1.41	8.13	1.11	5.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.96	0.98	0.93	0.97	0.93
Expenses after expense reductions (f)	0.89	(a)	0.89	0.89	0.84	0.88	0.84
Net investment income	5.83	(a)	5.76	5.21	5.29	4.99	4.98
Portfolio turnover	53		44	56	45	55	40
Net assets at end of period (000 omitted)	$756,656		$618,093	$769,599	$832,752	$896,891	$926,909

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.91		$12.14	$12.65	$12.34	$12.86	$12.88
Income (loss) from investment operations
Net investment income (d)	$0.31		$0.56	$0.56	$0.57	$0.55	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	1.74		(1.22)	(0.48)	0.32	(0.48)	0.04
Total from investment operations	$2.05		$(0.66)	$0.08	$0.89	$0.07	$0.60
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.57)	$(0.59)	$(0.58)	$(0.59)	$(0.62)
Net asset value, end of period	$12.65		$10.91	$12.14	$12.65	$12.34	$12.86
Total return (%) (r)(s)(t)	18.93	(n)	(5.32)	0.69	7.39	0.47	4.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.67	1.68	1.63	1.67	1.63
Expenses after expense reductions (f)	1.64	(a)	1.59	1.59	1.54	1.58	1.54
Net investment income	5.12	(a)	5.06	4.52	4.60	4.28	4.29
Portfolio turnover	53		44	56	45	55	40
Net assets at end of period (000 omitted)	$67,164		$67,149	$98,671	$164,852	$230,360	$307,017

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.90		$12.13	$12.63	$12.33	$12.85	$12.87
Income (loss) from investment operations
Net investment income (d)	$0.31		$0.56	$0.56	$0.57	$0.54	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	1.74		(1.22)	(0.47)	0.31	(0.48)	0.05
Total from investment operations	$2.05		$(0.66)	$0.09	$0.88	$0.06	$0.60
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.57)	$(0.59)	$(0.58)	$(0.58)	$(0.62)
Net asset value, end of period	$12.64		$10.90	$12.13	$12.63	$12.33	$12.85
Total return (%) (r)(s)(t)	18.95	(n)	(5.33)	0.77	7.31	0.47	4.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.67	1.68	1.63	1.67	1.63
Expenses after expense reductions (f)	1.64	(a)	1.59	1.59	1.54	1.58	1.54
Net investment income	5.09	(a)	5.09	4.52	4.59	4.29	4.28
Portfolio turnover	53		44	56	45	55	40
Net assets at end of period (000 omitted)	$103,259		$74,651	$75,666	$79,473	$79,921	$82,890

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.95		$12.18	$12.70	$12.39	$12.91	$12.93
Income (loss) from investment operations
Net investment income (d)	$0.37		$0.67	$0.68	$0.70	$0.67	$0.69
Net realized and unrealized gain (loss) on investments and foreign currency	1.74		(1.21)	(0.48)	0.32	(0.47)	0.04
Total from investment operations	$2.11		$(0.54)	$0.20	$1.02	$0.20	$0.73
Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.69)	$(0.72)	$(0.71)	$(0.72)	$(0.75)
Net asset value, end of period	$12.69		$10.95	$12.18	$12.70	$12.39	$12.91
Total return (%) (r)(s)	19.44	(n)	(4.32)	1.64	8.45	1.50	5.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.67	0.67	0.63	0.67	0.63
Expenses after expense reductions (f)	0.64	(a)	0.59	0.58	0.54	0.58	0.54
Net investment income	6.09	(a)	6.06	5.50	5.59	5.29	5.28
Portfolio turnover	53		44	56	45	55	40
Net assets at end of period (000 omitted)	$49,951		$53,906	$56,574	$49,251	$41,976	$44,604

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class R1			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$10.91		$12.14	$12.65	$12.34	$12.86	$12.80
Income (loss) from investment operations
Net investment income (d)	$0.31		$0.56	$0.55	$0.56	$0.53	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	1.74		(1.22)	(0.48)	0.32	(0.48)	0.07	(g)
Total from investment operations	$2.05		$(0.66)	$0.07	$0.88	$0.05	$0.11
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.57)	$(0.58)	$(0.57)	$(0.57)	$(0.05)
Net asset value, end of period	$12.65		$10.91	$12.14	$12.65	$12.34	$12.86
Total return (%) (r)(s)	18.93	(n)	(5.32)	0.61	7.29	0.33	0.85	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.67	1.75	1.81	1.87	1.96	(a)
Expenses after expense reductions (f)	1.64	(a)	1.59	1.66	1.64	1.70	1.87	(a)
Net investment income	5.11	(a)	5.09	4.42	4.49	4.28	4.06	(a)
Portfolio turnover	53		44	56	45	55	40
Net assets at end of period (000 omitted)	$9,577		$7,912	$8,351	$3,612	$1,900	$50

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class R2			2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.94		$12.17	$12.69	$12.38	$12.90	$12.92
Income (loss) from investment operations
Net investment income (d)	$0.34		$0.62	$0.59	$0.62	$0.58	$0.53
Net realized and unrealized gain (loss) on investments and foreign currency	1.74		(1.22)	(0.47)	0.32	(0.47)	0.11
Total from investment operations	$2.08		$(0.60)	$0.12	$0.94	$0.11	$0.64
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.63)	$(0.64)	$(0.63)	$(0.63)	$(0.66)
Net asset value, end of period	$12.68		$10.94	$12.17	$12.69	$12.38	$12.90
Total return (%) (r)(s)	19.17	(n)	(4.82)	1.03	7.76	0.80	5.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.17	1.26	1.36	1.42	1.45
Expenses after expense reductions (f)	1.14	(a)	1.10	1.17	1.19	1.26	1.36
Net investment income	5.59	(a)	5.53	4.91	4.94	4.65	4.48
Portfolio turnover	53		44	56	45	55	40
Net assets at end of period (000 omitted)	$66,592		$55,413	$81,433	$27,069	$9,992	$4,039

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class R3			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$10.94		$12.18	$12.69	$12.38	$12.91	$12.85
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.65	$0.64	$0.65	$0.56	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.75		(1.23)	(0.47)	0.32	(0.43)	0.07	(g)
Total from investment operations	$2.10		$(0.58)	$0.17	$0.97	$0.13	$0.12
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.66)	$(0.68)	$(0.66)	$(0.66)	$(0.06)
Net asset value, end of period	$12.69		$10.94	$12.18	$12.69	$12.38	$12.91
Total return (%) (r)(s)	19.41	(n)	(4.65)	1.36	8.03	1.01	0.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.92	1.02	1.02	1.09	1.19	(a)
Expenses after expense reductions (f)	0.89	(a)	0.84	0.93	0.94	1.00	1.10	(a)
Net investment income	5.85	(a)	5.80	5.16	5.19	5.08	4.93	(a)
Portfolio turnover	53		44	56	45	55	40
Net assets at end of period (000 omitted)	$48,396		$46,014	$59,233	$38,827	$4,170	$50

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class R4			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$10.95		$12.19	$12.70	$12.38	$12.91	$12.85
Income (loss) from investment operations
Net investment income (d)	$0.37		$0.67	$0.67	$0.68	$0.66	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	1.74		(1.22)	(0.47)	0.34	(0.49)	0.06	(g)
Total from investment operations	$2.11		$(0.55)	$0.20	$1.02	$0.17	$0.12
Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.69)	$(0.71)	$(0.70)	$(0.70)	$(0.06)
Net asset value, end of period	$12.69		$10.95	$12.19	$12.70	$12.38	$12.91
Total return (%) (r)(s)	19.44	(n)	(4.40)	1.65	8.43	1.32	0.93	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.68	0.74	0.73	0.77	0.90	(a)
Expenses after expense reductions (f)	0.64	(a)	0.60	0.65	0.64	0.68	0.81	(a)
Net investment income	6.09	(a)	6.01	5.44	5.84	5.19	5.14	(a)
Portfolio turnover	53		44	56	45	55	40
Net assets at end of period (000 omitted)	$57,540		$46,014	$86,097	$69,694	$51	$50

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

29

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through December 17, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally

30

Notes to Financial Statements (unaudited) – continued

valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

31

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of October 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$476,312	$—	$476,312
Non-U.S. Sovereign Debt	—	54,083,540	—	54,083,540
Corporate Bonds	—	756,500,321	—	756,500,321
Residential Mortgage-Backed Securities	—	7,555,841	—	7,555,841
Commercial Mortgage-Backed Securities	—	81,058,117	—	81,058,117
Asset-Backed Securities (including CDOs)	—	5,674,712	—	5,674,712
Foreign Bonds	—	210,528,756	—	210,528,756
Mutual Funds	31,313,768	—	—	31,313,768
Total Investments	$31,313,768	$1,115,877,599	$—	$1,147,191,367

Other Financial Instruments
Swaps	$—	$(4,157,655)	$—	$(4,157,655)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements

32

Notes to Financial Statements (unaudited) – continued

on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

ASC 815 also requires sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by ASC 815, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. Accordingly, appropriate disclosures have been included within the Swap Agreements table in the Portfolio of Investments and Significant Accounting Policies.

33

Notes to Financial Statements (unaudited) – continued

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2009:

		Asset Derivatives		Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value	Location on Statement of Assets and Liabilities	Fair Value
Credit Contracts	Credit Default Swaps	Swaps, at value	$18,724	Swaps, at value	$(4,176,379)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2009 as reported in the Statement of Operations:

Swap Transactions
Credit Contracts	$106,612

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2009 as reported in the Statement of Operations:

Swap Transactions
Credit Contracts	$(471,237)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount

34

Notes to Financial Statements (unaudited) – continued

payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for

35

Notes to Financial Statements (unaudited) – continued

netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position as of October 31, 2009 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. If a defined credit event had occurred as of October 31, 2009, the swaps’ credit-risk-related contingent features would have been triggered and, for those swaps in a net

36

Notes to Financial Statements (unaudited) – continued

liability position for which the fund is the protection seller, the fund in order to settle these swaps would have been required to either (1) pay the swap’s notional value of $6,090,000 less the value of the contracts’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swaps in return for physical receipt of the deliverable obligations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue

37

Notes to Financial Statements (unaudited) – continued

Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/09
Ordinary income (including any short-term capital gains)	$60,324,168

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/09
Cost of investments	$1,128,482,857
Gross appreciation	60,673,206
Gross depreciation	(41,964,696)
Net unrealized appreciation (depreciation)	$18,708,510

As of 4/30/09
Undistributed ordinary income	3,602,308
Capital loss carryforwards	(79,847,978)
Post-October capital loss deferral	(29,167,673)
Other temporary differences	(4,544,396)
Net unrealized appreciation (depreciation)	(109,874,726)

38

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments.

As of April 30, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

4/30/10	$(4,472,574)
4/30/11	(26,201,916)
4/30/15	(9,364,882)
4/30/16	(7,302,655)
4/30/17	(32,505,951)
$(79,847,978)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/09	Year ended 4/30/09
Class A	$20,259,758	$38,316,469
Class B	1,739,357	4,020,286
Class C	2,276,733	3,545,772
Class I	1,872,677	3,160,180
Class R1	222,024	404,007
Class R2	1,713,460	3,933,799
Class R3	1,381,687	2,936,843
Class R4	1,574,798	4,006,812
Total	$31,040,494	$60,324,168

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1.1 billion of average daily net assets	0.39%
Average daily net assets in excess of $1.1 billion	0.38%

39

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended October 31, 2009 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $137,960 for the six months ended October 31, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$867,770
Class B	0.75%	0.25%	1.00%	1.00%	339,596
Class C	0.75%	0.25%	1.00%	1.00%	446,986
Class R1	0.75%	0.25%	1.00%	1.00%	43,451
Class R2	0.25%	0.25%	0.50%	0.50%	153,006
Class R3	—	0.25%	0.25%	0.25%	59,050
Total Distribution and Service Fees					$1,909,859

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2009 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder

40

Notes to Financial Statements (unaudited) – continued

redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2009, were as follows:

Amount
Class A	$1,047
Class B	38,553
Class C	5,331

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2009, the fee was $326,746, which equated to 0.0603% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $628,554.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2009 was equivalent to an annual effective rate of 0.0186% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and

41

Notes to Financial Statements (unaudited) – continued

exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $2,743 and the Retirement Deferral plan resulted in an expense of $7,529. Both amounts are included in independent Trustees’ compensation for the six months ended October 31, 2009. The liability for deferred retirement benefits payable to certain independent Trustees under both Plans amounted to $69,818 at October 31, 2009, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,826 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,704, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$62,847,134
Investments (non-U.S. Government securities)	$571,193,034	$486,851,727

42

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/09		Year ended 4/30/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	11,137,654	$133,130,253	15,240,384	$166,713,484
Class B	587,636	6,996,768	1,555,684	16,731,650
Class C	1,974,860	23,519,099	2,456,551	26,493,548
Class I	2,987,063	36,017,632	1,732,023	18,951,066
Class R1	105,038	1,271,389	266,683	2,936,822
Class R2	1,028,724	12,376,581	2,317,314	26,012,340
Class R3	458,686	5,513,712	1,337,604	14,648,558
Class R4	800,757	9,663,048	2,390,068	26,310,123
	19,080,418	$228,488,482	27,296,311	$298,797,591
Shares issued to shareholders in reinvestment of distributions
Class A	1,380,004	$16,679,194	2,853,939	$31,494,975
Class B	111,992	1,345,571	281,409	3,098,058
Class C	118,034	1,421,479	208,286	2,282,092
Class I	128,584	1,538,238	286,467	3,154,475
Class R1	18,369	221,134	36,675	401,696
Class R2	131,093	1,581,983	329,971	3,640,061
Class R3	113,008	1,362,452	264,158	2,912,785
Class R4	130,291	1,574,798	359,793	3,989,717
	2,131,375	$25,724,849	4,620,698	$50,973,859
Shares reacquired
Class A	(9,353,386)	$(111,483,239)	(24,812,163)	$(272,833,968)
Class B	(1,543,612)	(18,260,439)	(3,811,544)	(41,923,364)
Class C	(769,638)	(9,115,839)	(2,056,570)	(22,613,973)
Class I	(4,103,635)	(50,663,605)	(1,738,199)	(19,148,361)
Class R1	(91,409)	(1,084,184)	(266,145)	(2,916,353)
Class R2	(973,991)	(11,648,395)	(4,272,196)	(46,630,105)
Class R3	(961,519)	(11,430,082)	(2,261,599)	(24,997,194)
Class R4	(600,407)	(7,169,675)	(5,612,633)	(61,057,189)
	(18,397,597)	$(220,855,458)	(44,831,049)	$(492,120,507)

43

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/09		Year ended 4/30/09
	Shares	Amount	Shares	Amount
Net change
Class A	3,164,272	$38,326,208	(6,717,840)	$(74,625,509)
Class B	(843,984)	(9,918,100)	(1,974,451)	(22,093,656)
Class C	1,323,256	15,824,739	608,267	6,161,667
Class I	(987,988)	(13,107,735)	280,291	2,957,180
Class R1	31,998	408,339	37,213	422,165
Class R2	185,826	2,310,169	(1,624,911)	(16,977,704)
Class R3	(389,825)	(4,553,918)	(659,837)	(7,435,851)
Class R4	330,641	4,068,171	(2,862,772)	(30,757,349)
	2,814,196	$33,357,873	(12,914,040)	$(142,349,057)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2009, the fund’s commitment fee and interest expense were $9,840 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,666,146	353,239,711	(339,592,089)	31,313,768

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$21,065	$31,313,768

44

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2008 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

45

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

46

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is currently subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1.1 billion. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economics of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

47

Board Review of Investment Advisory Agreement – continued

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2009.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

48

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

49

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Limited Maturity Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

10/31/09

MQL-SEM

LETTER FROM THE CEO

Dear Shareholders:

There remains some question as to when the global economy will achieve a sustainable recovery. While some economists and market watchers are optimistic that the worst is behind us, a number also agree with U.S. Federal Reserve Board Chairman Ben Bernanke who said in September that “even though from a technical perspective the recession is very likely over at this point, it’s still going to feel like a very weak economy for some time.”

Have we in fact turned the corner? We have seen tremendous rallies in the markets over the past six months. The Fed has cut interest rates aggressively toward zero to support credit markets, global deleveraging has helped diminish inflationary concerns, and stimulus measures have put more money in the hands of the government and individuals to keep the economy moving. Still, unemployment remains high, consumer confidence and spending continue to waiver, and the housing market, while improving, has a long way to go to recover.

Regardless of lingering market uncertainties, MFS® is confident that the fundamental principles of long-term investing will always apply. We encourage investors to speak with their advisors to identify and research long-term investment opportunities thoroughly. Global research continues to be one of the hallmarks of MFS, along with a unique collaboration between our portfolio managers and sector analysts, who regularly discuss potential investments before making both buy and sell decisions.

As we continue to dig out from the worst financial crisis in decades, keep in mind that while the road back to sustainable recovery will be slow, gradual, and even bumpy at times, conditions are significantly better than they were six months ago.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

December 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	58.5%
Non-U.S. Government Bonds	13.9%
Mortgage-Backed Securities	8.7%
Asset-Backed Securities	4.2%
Emerging Markets Bonds	3.4%
Commercial Mortgage-Backed Securities	3.3%
U.S. Government Agencies	3.1%
High Yield Corporates	2.6%
Collateralized Debt Obligations	0.1%
U.S. Treasury Securities	(6.7)%

Credit quality of bonds (r)
AAA	28.5%
AA	12.3%
A	24.5%
BBB	31.3%
BB	2.2%
B	0.7%
CCC	0.5%
CC (o)	0.0%
D (o)	0.0%

Portfolio facts
Average Duration (d)(i)	1.9
Average Effective Maturity (i)(m)	2.6 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

Country weightings (i)
United States	68.2%
United Kingdom	6.4%
Canada	2.9%
France	2.8%
Australia	2.7%
Sweden	2.4%
Netherlands	2.0%
Spain	1.8%
Germany	1.7%
Other Countries	9.1%

2

Portfolio Composition – continued

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(c)	Includes holding in the MFS Institutional Money Market Portfolio which is not rated by a public rating agency. The average credit quality of rated securities (short-term) is based upon a market weighted average of the underlying holdings within the MFS Institutional Money Market Portfolio that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable, and may result in the investment in a sector of less than 0.0%.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 10/31/09.

Percentages are based on net assets as of 10/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

3

MARKET ENVIRONMENT

The synchronized global downturn in economic activity experienced in the fourth quarter of 2008 and the first quarter of 2009 was among the most intense in the post-World War II period. The subsequent recovery in global activity, which covers this reporting period, has been similarly synchronized, led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus. As a result, credit conditions and equity indices improved considerably during the second half of the period. Nevertheless, the degree of financial and macroeconomic dislocation remained considerable.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. By the beginning of the reporting period, several central banks had approached their lower bound on policy rates and were examining the implementation and ramifications of quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the end of the period, there were broadening signs that the worst of the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates.

4

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2009 through October 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2009 through October 31, 2009.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/09	Ending Account Value 10/31/09	Expenses Paid During Period (p) 5/01/09-10/31/09
A	Actual	0.75%	$1,000.00	$1,069.52	$3.91
	Hypothetical (h)	0.75%	$1,000.00	$1,021.42	$3.82
B	Actual	1.52%	$1,000.00	$1,065.70	$7.91
	Hypothetical (h)	1.52%	$1,000.00	$1,017.54	$7.73
C	Actual	1.60%	$1,000.00	$1,066.87	$8.34
	Hypothetical (h)	1.60%	$1,000.00	$1,017.14	$8.13
I	Actual	0.60%	$1,000.00	$1,070.48	$3.13
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06
R1	Actual	1.60%	$1,000.00	$1,065.21	$8.33
	Hypothetical (h)	1.60%	$1,000.00	$1,017.14	$8.13
R2	Actual	1.00%	$1,000.00	$1,068.21	$5.21
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R3	Actual	0.85%	$1,000.00	$1,070.82	$4.44
	Hypothetical (h)	0.85%	$1,000.00	$1,020.92	$4.33
R4	Actual	0.58%	$1,000.00	$1,072.03	$3.03
	Hypothetical (h)	0.58%	$1,000.00	$1,022.28	$2.96
529A	Actual	0.85%	$1,000.00	$1,068.99	$4.43
	Hypothetical (h)	0.85%	$1,000.00	$1,020.92	$4.33
529B	Actual	1.61%	$1,000.00	$1,065.31	$8.38
	Hypothetical (h)	1.61%	$1,000.00	$1,017.09	$8.19
529C	Actual	1.70%	$1,000.00	$1,066.34	$8.85
	Hypothetical (h)	1.70%	$1,000.00	$1,016.64	$8.64

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

6

PORTFOLIO OF INVESTMENTS

10/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.1%
Issuer	Shares/Par	Value ($)

Airlines - 0.1%
American Airlines, Inc., 3.857%, 2010	$700,558	$683,338

Asset Backed & Securitized - 7.6%
Bayview Commercial Asset Trust, FRN, 0.554%, 2035 (z)	$1,627,825	$1,009,477
Bayview Commercial Asset Trust, FRN, 0.514%, 2036 (z)	1,384,692	920,820
Bayview Commercial Asset Trust, FRN, 1.798%, 2036 (i)(z)	7,858,500	432,217
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	2,370,000	1,577,612
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	2,325,000	2,020,978
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.044%, 2040 (z)	1,402,996	592,205
Brascan Real Estate, CDO, FRN, 1.884%, 2040 (z)	1,526,000	61,040
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	1,295,648	1,269,735
Commercial Mortgage Asset Trust, FRN, 0.851%, 2032 (i)(z)	20,203,803	574,111
Commercial Mortgage Pass-Through Certificates, FRN, 0.435%, 2017 (n)	3,400,000	2,901,633
Continental Airlines, Inc., FRN, 0.89%, 2011	511,386	453,717
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	62,444	62,029
Credit-Based Asset Servicing & Securitization LLC, 5.737%, 2037	2,830,000	1,213,041
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	1,726,523	1,581,261
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 2037	4,000,000	1,482,984
E*TRADE RV & Marine Trust, 3.62%, 2018	1,146,408	1,155,786
Ford Credit Auto Lease Trust, “A2”, 2.6%, 2011 (n)	1,490,000	1,505,710
Ford Credit Auto Owner Trust, “A2”, 1.21%, 2012	2,590,000	2,597,718
Ford Credit Auto Owner Trust, FRN, 3.24%, 2011	2,140,000	2,160,365
Gramercy Real Estate Ltd., CDO, FRN, 0.602%, 2035 (z)	2,337,207	1,168,603
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	2,990,000	3,005,235
Honda Auto Receivables Owner Trust, “A2”, 1.5%, 2011	1,460,000	1,468,464
Honda Auto Receivables Owner Trust, “A2”, 2.22%, 2011	2,270,000	2,290,218
Hyundai Auto Receivables Trust Series 2009-A Class, 1.11%, 2012	2,600,000	2,606,457
IMPAC CMB Trust, FRN, 0.984%, 2034	517,913	347,494
IMPAC CMB Trust, FRN, 1.164%, 2034	545,171	127,166
IMPAC Secured Assets Corp., FRN, 0.594%, 2036	1,602,488	1,128,955
Interstar Millennium Trust, FRN, 0.7%, 2036	790,536	731,265
JPMorgan Chase Commercial Mortgage Securities Corp., 4.851%, 2042	3,504,086	3,515,599

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, 2047	$5,000,000	$4,751,200
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.316%, 2037	5,000,000	5,023,860
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	3,700,000	2,886,191
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.34%, 2035 (i)	6,409,805	339,843
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037	2,188,041	478,402
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.878%, 2046	4,970,000	5,108,032
Morgan Stanley Capital I, Inc., FRN, 1.36%, 2031 (i)(z)	3,321,081	64,055
Mortgage Capital Funding, Inc., FRN, 2.213%, 2031 (i)	461,647	369
Nationslink Funding Corp., FRN, 1.105%, 2030 (i)	3,938,750	140,489
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	825,458	815,606
Nissan Auto Lease Trust, “A”, 2.01%, 2011	2,075,000	2,090,947
Nissan Auto Lease Trust, “A2”, 1.22%, 2011	3,100,000	3,104,023
Nomura Asset Securities Corp., FRN, 9.758%, 2027 (z)	2,194,719	2,273,831
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,990,000	685,522
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2035	3,507,218	1,960,683
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	1,186,034	1,159,406
RMAC PLC, FRN, 0.5%, 2036 (n)	12,271	12,029
Structured Asset Securities Corp., FRN, 4.67%, 2035	600,587	517,505
Structured Asset Securities Corp., FRN, 0.484%, 2035	299,406	247,834
Thornburg Mortgage Securities Trust, FRN, 0.924%, 2043	2,321,584	1,983,487
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	6,000,000	6,032,991

		$79,638,200
Automotive - 0.8%
Johnson Controls, Inc., 5.25%, 2011	$4,440,000	$4,596,261
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)	3,289,000	3,373,103

		$7,969,364
Broadcasting - 0.3%
CBS Corp., 6.625%, 2011	$2,650,000	$2,775,586

Brokerage & Asset Managers - 0.4%
INVESCO PLC, 4.5%, 2009	$4,481,000	$4,489,917

Building - 0.8%
CRH America, Inc., 6.95%, 2012	$2,250,000	$2,439,612
Hanson PLC, 7.875%, 2010	1,760,000	1,797,476

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Building - continued
Lafarge S.A., 6.15%, 2011	$4,410,000	$4,613,976

		$8,851,064
Cable TV - 1.7%
Comcast Corp., 5.45%, 2010	$5,100,000	$5,321,258
Comcast Corp., 5.3%, 2014	2,250,000	2,399,544
Cox Communications, Inc., 4.625%, 2010	5,320,000	5,354,814
Time Warner Cable, Inc., 5.4%, 2012	4,560,000	4,870,285

		$17,945,901
Chemicals - 0.9%
Dow Chemical Co., 7.6%, 2014	$6,030,000	$6,699,686
PPG Industries, Inc., 5.75%, 2013	2,791,000	2,990,046

		$9,689,732
Computer Software - 0.4%
Oracle Corp., 3.75%, 2014	$4,430,000	$4,605,291

Computer Software - Systems - 0.3%
International Business Machines Corp., FRN, 0.861%, 2011	$3,420,000	$3,456,009

Conglomerates - 0.6%
American Standard Cos., Inc., 7.625%, 2010	$2,670,000	$2,709,164
Eaton Corp., 4.9%, 2013	2,000,000	2,131,604
Textron Financial Corp., 5.125%, 2010	1,810,000	1,811,464

		$6,652,232
Consumer Products - 2.0%
Clorox Co., 5%, 2013	$3,350,000	$3,553,037
Fortune Brands, Inc., 5.125%, 2011	4,692,000	4,826,032
Hasbro, Inc., 6.125%, 2014	1,350,000	1,483,022
Newell Rubbermaid, Inc., 5.5%, 2013	3,650,000	3,761,562
Royal Philips Electronics N.V., 4.625%, 2013	3,980,000	4,199,147
Whirlpool Corp., 8%, 2012	2,971,000	3,231,040

		$21,053,840
Consumer Services - 0.6%
Western Union Co., 5.4%, 2011	$5,500,000	$5,870,354

Defense Electronics - 0.6%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$3,932,000	$3,996,925
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	2,240,000	2,324,305

		$6,321,230

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - 0.4%
Tyco Electronics Ltd., 6%, 2012	$3,761,000	$4,005,849

Emerging Market Quasi-Sovereign - 1.4%
Korea Expressway Corp., 4.5%, 2015 (z)	$2,479,000	$2,474,317
Mubadala Development Co., 5.75%, 2014 (n)	3,197,000	3,436,775
National Agricultural Co., 5%, 2014 (n)	2,541,000	2,586,301
Qtel International Finance Ltd., 6.5%, 2014 (n)	2,365,000	2,630,057
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	3,213,000	3,548,556

		$14,676,006
Emerging Market Sovereign - 0.2%
State of Qatar, 5.15%, 2014 (n)	$1,588,000	$1,667,400

Energy - Independent - 0.8%
Anadarko Finance Co., 6.75%, 2011	$3,340,000	$3,561,282
Encana Corp., 6.3%, 2011	3,200,000	3,467,286
EnCana Holdings Finance Corp., 5.8%, 2014	1,535,000	1,673,967

		$8,702,535
Energy - Integrated - 2.3%
BP Capital Markets PLC, 5.25%, 2013	$2,920,000	$3,222,664
Cenovus Energy, Inc., 4.5%, 2014 (z)	2,170,000	2,228,152
ConocoPhillips, 5.5%, 2013	1,700,000	1,855,715
ConocoPhillips, 4.75%, 2014	3,740,000	4,015,672
Hess Corp., 7%, 2014	3,740,000	4,209,983
Husky Energy, Inc., 5.9%, 2014	2,965,000	3,221,004
Petro-Canada, 5%, 2014	2,950,000	3,088,795
TNK-BP Finance S.A., 6.875%, 2011 (n)	2,060,000	2,101,200

		$23,943,185
Entertainment - 0.1%
Time Warner, Inc., 5.5%, 2011	$1,321,000	$1,412,244

Financial Institutions - 2.0%
General Electric Capital Corp., 5.45%, 2013	$600,000	$638,051
General Electric Capital Corp., 4.8%, 2013	1,820,000	1,912,898
General Electric Capital Corp., FRN, 0.332%, 2011	2,630,000	2,610,483
General Electric Capital Corp., FRN, 0.394%, 2011	2,230,000	2,187,461
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	3,500,000	1,645,000
International Lease Finance Corp., 5%, 2010	2,341,000	2,309,577
International Lease Finance Corp., 5.35%, 2012	3,340,000	2,738,413
NYSE Euronext, Inc., 4.8%, 2013	3,230,000	3,418,115

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - continued
ORIX Corp., 5.48%, 2011	$3,240,000	$3,242,313

		$20,702,311
Food & Beverages - 4.9%
Anheuser-Busch Cos., Inc., 7.2%, 2014 (n)	$3,760,000	$4,235,828
Anheuser-Busch InBev, 3%, 2012 (z)	2,000,000	2,017,312
Brown-Forman Corp., 5.2%, 2012	3,780,000	4,058,911
Cargill, Inc., 5.2%, 2013 (n)	3,400,000	3,614,112
Conagra Foods, Inc., 7.875%, 2010	2,323,000	2,450,788
Conagra Foods, Inc., 5.875%, 2014	4,000,000	4,372,516
Diageo Capital PLC, 5.125%, 2012	7,130,000	7,603,860
General Mills, Inc., 5.65%, 2012	2,710,000	2,958,960
General Mills, Inc., 5.25%, 2013	2,100,000	2,278,779
General Mills, Inc., FRN, 0.413%, 2010	2,960,000	2,960,018
Kellogg Co., 6.6%, 2011	3,850,000	4,140,841
Kraft Foods, Inc., 4.125%, 2009	1,100,000	1,100,804
Kraft Foods, Inc., 6.75%, 2014	1,100,000	1,226,383
Kraft Foods, Inc., FRN, 0.961%, 2010	2,500,000	2,501,447
Miller Brewing Co., 5.5%, 2013 (n)	4,725,000	5,051,979
SABMiller PLC, 6.2%, 2011 (n)	1,050,000	1,117,865

		$51,690,403
Food & Drug Stores - 0.4%
CVS Caremark Corp., 5.75%, 2011	$2,240,000	$2,409,532
CVS Caremark Corp., FRN, 0.661%, 2010	2,200,000	2,199,457

		$4,608,989
Gaming & Lodging - 0.2%
Marriott International, Inc., 5.625%, 2013	$2,370,000	$2,453,114

Industrial - 0.9%
Cornell University, 4.35%, 2014	$3,070,000	$3,242,565
Duke University Taxable Bonds, “A”, 4.2%, 2014	1,560,000	1,649,950
President & Fellows Harvard College, 5%, 2014 (n)	2,300,000	2,486,645
Steelcase, Inc., 6.5%, 2011	2,114,000	2,123,978

		$9,503,138
Insurance - 1.7%
Metropolitan Life Global Funding, 2.875%, 2012 (n)	$2,120,000	$2,127,460
Metropolitan Life Global Funding, 5.125%, 2013 (n)	2,250,000	2,382,563
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,450,000	1,540,467
New York Life Global Funding, 4.65%, 2013 (n)	2,600,000	2,748,478
Pricoa Global Funding, 4.625%, 2012 (n)	740,000	732,777
Pricoa Global Funding, FRN, 0.381%, 2012 (n)	2,970,000	2,817,253

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - continued
Principal Financial Group, Inc., 7.875%, 2014	$3,000,000	$3,364,395
Prudential Financial, Inc., 3.625%, 2012	1,770,000	1,798,810

		$17,512,203
Insurance - Health - 0.6%
Aetna, Inc., 7.875%, 2011	$3,915,000	$4,149,094
Aetna, Inc., 5.75%, 2011	2,350,000	2,474,534

		$6,623,628
Insurance - Property & Casualty - 0.7%
Allstate Corp., 6.2%, 2014	$1,490,000	$1,645,566
AXIS Capital Holdings Ltd., 5.75%, 2014	3,480,000	3,555,081
St. Paul Travelers Cos., Inc., 8.125%, 2010	1,910,000	1,966,878
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	648,000	523,902

		$7,691,427
International Market Quasi-Sovereign - 10.6%
Achmea Hypotheekbank NV, 0% to 2010, FRN to 2014 (z)	$2,500,000	$2,496,315
ANZ National Bank Ltd. Group, 3.25%, 2012 (n)	4,290,000	4,452,038
Bank of England, 2.375%, 2012 (n)	2,400,000	2,446,627
Commonwealth Bank of Australia, 2.4%, 2012 (n)	1,950,000	1,988,862
Commonwealth Bank of Australia, 2.9%, 2014 (n)	2,000,000	2,004,568
Danske Bank A/S, FRN, 0.757%, 2012 (n)	5,170,000	5,150,721
Dexia Credit Local, FRN, 0.939%, 2011 (n)	7,370,000	7,437,841
Eksportfinans A.S.A., 5.125%, 2011	3,780,000	4,051,321
Electricité de France PLC, 5.5%, 2014 (n)	3,910,000	4,293,763
Finance for Danish Industry A.S., FRN, 0.679%, 2012 (z)	3,790,000	3,827,078
ING Bank N.V., 2.625%, 2012 (n)	4,770,000	4,896,353
ING Bank N.V., 3.9%, 2014 (n)	3,700,000	3,863,296
Japan Finance Corp., 2%, 2011	3,680,000	3,737,485
KfW Bankengruppe, 1.875%, 2011	2,870,000	2,914,468
KfW Bankengruppe, 3.5%, 2014	3,066,000	3,198,129
Landwirtschaftliche Rentenbank, 4.125%, 2013	4,040,000	4,305,848
LeasePlan Corp. N.V., 3%, 2012 (n)	1,600,000	1,648,830
Lloyds TSB Bank PLC, FRN, 1.29%, 2012 (n)	4,330,000	4,319,773
Macquarie Bank, 2.6%, 2012 (n)	2,680,000	2,755,611
National Australia Bank Ltd., 2.55%, 2012 (n)	1,950,000	1,992,219
Nationwide Building Society, FRN, 0.62%, 2012 (z)	7,000,000	6,979,245
Royal Bank of Scotland PLC, FRN, 1.159%, 2012 (n)	5,406,000	5,483,403
SBAB, 3.125%, 2012 (n)	4,740,000	4,843,715
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,550,000	7,794,190
Swedbank AB, 2.8%, 2012 (n)	780,000	801,430
Swedish Export Credit Corp., FRN, 1.2%, 2014	8,640,000	8,741,589

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - continued
Westpac Banking Corp., 3.25%, 2011 (n)	$1,800,000	$1,867,284
Westpac Banking Corp., 3.45%, 2014 (n)	3,370,000	3,437,990

		$111,729,992
International Market Sovereign - 1.2%
Kingdom of Belgium, 2.875%, 2014	$2,500,000	$2,506,003
Kingdom of Spain, 2%, 2012 (n)	2,700,000	2,705,168
Kingdom of Spain, 3.625%, 2013	6,790,000	7,032,009

		$12,243,180
Local Authorities - 1.7%
Louisiana Gas & Fuels Tax Rev., FRN, 3%, 2043	$3,730,000	$3,751,261
Province of Ontario, 3.125%, 2010	3,690,000	3,771,789
Province of Ontario, 5%, 2011	5,000,000	5,370,050
Province of Ontario, 2.625%, 2012	1,050,000	1,078,105
State of California, FRN, 5.65%, 2039	3,730,000	3,891,509

		$17,862,714
Major Banks - 8.0%
Abu Dhabi Commercial Bank, 4.75%, 2014 (z)	$4,933,000	$4,924,471
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	3,700,000	2,571,500
Bank of America Corp., 7.375%, 2014	1,075,000	1,203,636
Bank of New York Mellon Corp., 4.3%, 2014	4,010,000	4,226,171
BANK ONE Corp., 7.875%, 2010	5,066,000	5,318,540
Barclays Bank PLC, 5.2%, 2014	3,660,000	3,902,742
BB&T Corp., 3.85%, 2012	7,320,000	7,566,874
Bear Stearns Cos., Inc., 5.85%, 2010	3,370,000	3,492,847
Commonwealth Bank Of Australia, 3.75%, 2014 (z)	4,574,000	4,619,452
Countrywide Home Loans, Inc., 4%, 2011	3,000,000	3,058,068
Credit Suisse (USA), Inc., 6.125%, 2011	5,039,000	5,488,892
Credit Suisse New York, 5.5%, 2014	2,270,000	2,461,583
Goldman Sachs Group, Inc., 6%, 2014	3,930,000	4,320,504
JPMorgan Chase & Co., 5.375%, 2012	1,500,000	1,638,630
Kookmin Bank, 7.25%, 2014 (n)	2,200,000	2,436,856
Merrill Lynch & Co., Inc., 6.15%, 2013	3,710,000	3,976,953
Morgan Stanley, 6.75%, 2011	3,920,000	4,175,125
Morgan Stanley, 6%, 2014	2,060,000	2,211,332
Royal Bank of Scotland Group PLC, 9.118%, 2049	5,727,000	5,354,745
State Street Corp., 4.3%, 2014	3,750,000	3,942,011
Wachovia Corp., 5.5%, 2013	2,250,000	2,410,286
Wells Fargo & Co., 4.375%, 2013	4,530,000	4,716,985

		$84,018,203

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - 0.9%
CareFusion Corp., 4.125%, 2012 (z)	$1,490,000	$1,530,887
Covidien International Finance S.A., 5.15%, 2010	4,020,000	4,180,683
Hospira, Inc., 5.55%, 2012	3,540,000	3,799,001

		$9,510,571
Metals & Mining - 0.9%
BHP Billiton Finance Ltd., 5.5%, 2014	$2,250,000	$2,471,625
International Steel Group, Inc., 6.5%, 2014	2,710,000	2,822,018
Rio Tinto Finance USA Ltd., 5.875%, 2013	3,700,000	3,987,538

		$9,281,181
Mortgage Backed - 8.7%
Fannie Mae, 6.022%, 2010	$4,685,489	$4,883,097
Fannie Mae, 5.5%, 2014-2027	9,765,184	10,356,801
Fannie Mae, 7%, 2015-2016	1,251,778	1,354,221
Fannie Mae, 4%, 2016	1,131,946	1,156,832
Fannie Mae, 4.5%, 2016-2026	10,101,816	10,536,484
Fannie Mae, 6.5%, 2016-2017	2,711,461	2,940,416
Fannie Mae, 6%, 2017	3,229,431	3,487,751
Fannie Mae, 5%, 2018-2025	12,379,144	13,026,718
Fannie Mae, FRN, 3.776%, 2033	1,476,739	1,526,932
Fannie Mae, FRN, 3.952%, 2033	257,771	264,097
Fannie Mae, FRN, 4.21%, 2033	160,390	165,306
Freddie Mac, 4.5%, 2014-2026	1,612,416	1,644,037
Freddie Mac, 5%, 2015-2028	21,171,287	22,022,023
Freddie Mac, 7.5%, 2015	433,773	471,492
Freddie Mac, 6%, 2016-2017	2,546,598	2,747,908
Freddie Mac, 5.5%, 2017-2025	11,579,415	12,260,587
Freddie Mac, FRN, 0.695%, 2031	1,820,614	1,809,729
Ginnie Mae, 7.5%, 2011	45,564	47,699
Ginnie Mae, FRN, 4.625%, 2032	254,642	262,313

		$90,964,443
Natural Gas - Pipeline - 1.5%
CenterPoint Energy, Inc., 7.75%, 2011	$4,500,000	$4,801,509
Enterprise Products Partners LP, 4.95%, 2010	5,012,000	5,085,516
Kinder Morgan Finance Corp., 5.35%, 2011	3,264,000	3,288,480
Williams Cos., Inc., FRN, 2.29%, 2010 (z)	2,370,000	2,368,315

		$15,543,820
Network & Telecom - 3.8%
AT&T, Inc., 6.7%, 2013	$1,390,000	$1,578,831
British Telecommunications PLC, 5.15%, 2013	799,000	835,083

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - continued
Deutsche Telekom International Finance B.V., 8.5%, 2010	$1,980,000	$2,068,260
Deutsche Telekom International Finance B.V., 5.375%, 2011	4,500,000	4,712,764
France Telecom, 4.375%, 2014	2,390,000	2,522,824
France Telecom S.A., 7.75%, 2011	1,980,000	2,140,289
Telecom Italia Capital, 4%, 2010	1,100,000	1,106,352
Telecom Italia Capital, 4.875%, 2010	2,527,000	2,607,093
Telefonica Emisiones S.A.U., 5.984%, 2011	3,300,000	3,512,127
Telefonica Europe B.V., 7.75%, 2010	5,460,000	5,766,268
TELUS Corp., 8%, 2011	3,636,000	3,963,516
Verizon Communications, Inc, 5.25%, 2013	2,770,000	3,006,780
Verizon New England, Inc., 6.5%, 2011	2,020,000	2,179,594
Verizon Wireless Capital LLC, FRN, 3.025%, 2011 (n)	3,750,000	3,872,764

		$39,872,545
Oil Services - 0.8%
Smith International, Inc., 8.625%, 2014	$2,995,000	$3,435,861
Weatherford International Ltd., 5.95%, 2012	4,580,000	4,926,005

		$8,361,866
Oils - 0.4%
Premcor Refing Group, Inc., 6.125%, 2011	$3,514,000	$3,690,364

Other Banks & Diversified Financials - 3.4%
American Express Centurion Bank, 5.55%, 2012	$2,870,000	$3,063,711
Bosphorus Financial Services Ltd., FRN, 2.24%, 2012 (z)	1,062,500	1,010,194
Capital One Financial Corp., 5.7%, 2011	3,130,000	3,305,440
Citigroup, Inc., 5.5%, 2013	4,770,000	4,971,022
Citigroup, Inc., 6.375%, 2014	2,380,000	2,524,880
Citigroup, Inc., 5.5%, 2014	1,880,000	1,928,045
Eurasian Development Bank, 7.375%, 2014 (n)	2,579,000	2,669,265
Rabobank Nederland N.V., 4.2%, 2014 (n)	3,770,000	3,931,009
Sovereign Bancorp, Inc., FRN, 0.519%, 2010	1,825,000	1,822,763
Svenska Handelsbanken AB, 2.875%, 2012 (z)	2,000,000	2,010,086
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,330,000	3,495,578
Swedbank AB, 9% to 2010, FRN to 2049 (n)	5,470,000	5,087,100

		$35,819,093
Pharmaceuticals - 3.0%
Amgen, Inc., 4%, 2009	$1,995,000	$1,998,411
AstraZeneca PLC, 5.4%, 2012	4,210,000	4,639,799
Eli Lilly & Co., 3.55%, 2012	1,480,000	1,549,579
GlaxoSmithKline Capital, Inc., 4.85%, 2013	532,000	573,722
Novartis AG, 4.125%, 2014	2,500,000	2,640,615

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - continued
Pfizer, Inc., 4.45%, 2012	$3,740,000	$3,965,900
Roche Holding, Inc., 5%, 2014 (n)	8,209,000	8,890,757
Wyeth, 6.95%, 2011	3,260,000	3,512,099
Wyeth, 5.5%, 2014	3,400,000	3,726,070

		$31,496,952
Pollution Control - 0.3%
Allied Waste North America, Inc., 6.5%, 2010	$2,810,000	$2,908,350

Printing & Publishing - 0.4%
Pearson PLC, 5.5%, 2013 (n)	$780,000	$818,201
Reed Elsevier Capital, 6.75%, 2011	3,250,000	3,516,532

		$4,334,733
Railroad & Shipping - 0.2%
Canadian Pacific Railroad Co., 5.75%, 2013	$2,230,000	$2,381,571

Real Estate - 1.7%
Kimco Realty Corp., REIT, 4.62%, 2010	$3,790,000	$3,799,964
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	3,660,000	3,210,351
ProLogis, REIT, 5.5%, 2012	3,440,000	3,486,196
Simon Property Group, Inc., REIT, 4.6%, 2010	2,258,000	2,280,795
Simon Property Group, Inc., REIT, 6.75%, 2014	978,000	1,052,338
WEA Finance LLC, REIT, 5.4%, 2012 (z)	3,500,000	3,617,593

		$17,447,237
Restaurants - 0.3%
YUM! Brands, Inc., 8.875%, 2011	$2,910,000	$3,170,879

Retailers - 1.5%
AutoZone, Inc., 6.5%, 2014	$3,150,000	$3,439,825
Home Depot, Inc., 5.2%, 2011	2,240,000	2,340,023
J.C. Penney Corp., Inc., 8%, 2010	3,562,000	3,606,525
Macy’s Retail Holdings, Inc., 5.35%, 2012	1,510,000	1,481,687
Staples, Inc., 7.75%, 2011	1,240,000	1,332,639
Staples, Inc., 9.75%, 2014	1,350,000	1,636,000
Wesfarmers Ltd., 6.998%, 2013 (n)	1,980,000	2,142,906

		$15,979,605
Specialty Chemicals - 0.3%
Air Products & Chemicals, Inc., 4.15%, 2013	$1,150,000	$1,202,150
Airgas, Inc., 4.5%, 2014	2,000,000	2,049,036

		$3,251,186

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Supermarkets - 1.0%
Delhaize Group, 5.875%, 2014	$2,270,000	$2,444,474
Kroger Co., 5%, 2013	2,453,000	2,590,326
Safeway, Inc., 4.95%, 2010	984,000	1,014,572
Safeway, Inc., 6.5%, 2011	3,685,000	3,904,633
The Kroger Co., 6.8%, 2011	1,000,000	1,065,370

		$11,019,375
Supranational - 1.5%
Central American Bank for Economic Integration, 5.375%, 2014 (z)	$4,240,000	$4,358,088
Corporacion Andina de Fomento, 6.875%, 2012	3,000,000	3,238,896
European Investment Bank, 3%, 2014	3,730,000	3,812,552
Inter-American Development Bank, 3%, 2014	3,980,000	4,058,597

		$15,468,133
Telecommunications - Wireless - 1.4%
AT&T Wireless Services, Inc., 7.875%, 2011	$3,560,000	$3,856,473
AT&T Wireless Services, Inc., 8.125%, 2012	1,000,000	1,142,629
Sprint Nextel Corp., 7.625%, 2011	1,850,000	1,870,812
Vodafone Group PLC, 7.75%, 2010	4,100,000	4,181,500
Vodafone Group PLC, 5%, 2013	3,000,000	3,207,945

		$14,259,359
Tobacco - 0.8%
Altria Group, Inc., 8.5%, 2013	$3,670,000	$4,257,978
Philip Morris International, Inc., 4.875%, 2013	4,000,000	4,255,400

		$8,513,378
Transportation - Services - 0.1%
Erac USA Finance Co., 8%, 2011 (z)	$760,000	$799,298

U.S. Government Agencies and Equivalents - 3.1%
American Express Co., 3.15%, 2011 (m)	$2,200,000	$2,291,707
Bank of America Corp., 2.1%, 2012 (m)	5,910,000	6,007,958
Citigroup, Inc., 2.875%, 2011 (m)	2,010,000	2,080,241
Farmer Mac, 5.5%, 2011 (n)	2,600,000	2,769,143
General Electric Capital Corp., 2.2%, 2012 (m)	1,690,000	1,720,092
Goldman Sachs Group, Inc., 3.25%, 2012 (m)	1,430,000	1,494,729
Pooled Funding Trust I, 2.74%, 2012 (m)(z)	2,500,000	2,562,367
Pooled Funding Trust II, 2.625%, 2012 (m)(n)	3,430,000	3,505,213
Small Business Administration, 5.1%, 2016	1,859,821	1,964,078
Small Business Administration, 5.46%, 2016	1,699,648	1,807,741
Small Business Administration, 5.68%, 2016	1,363,331	1,456,403

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 5.94%, 2016	$1,255,614	$1,349,454
Small Business Administration, 5.37%, 2016	682,887	727,823
U.S. Central Federal Credit Union, 1.9%, 2012	2,590,000	2,594,141

		$32,331,090
U.S. Treasury Obligations - 0.6%
U.S. Treasury Notes, TIPS, 0.875%, 2010 (f)	$6,790,228	$6,806,674

Utilities - Electric Power - 4.8%
Duke Energy Corp., 5.65%, 2013	$4,010,000	$4,315,791
Duke Energy Corp., 3.95%, 2014	2,000,000	2,036,366
EDP Finance B.V., 5.375%, 2012 (n)	2,200,000	2,374,121
Enel Finance International S.A., 5.7%, 2013 (n)	3,010,000	3,266,491
Enel Finance International SA, 3.875%, 2014 (z)	3,300,000	3,337,726
FirstEnergy Corp., 6.45%, 2011	57,000	61,606
Georgia Power Co., 6%, 2013	1,120,000	1,257,210
HQI Transelec Chile S.A., 7.875%, 2011	1,001,000	1,036,961
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	5,150,000	5,197,823
Niagara Mohawk Power Corp., 3.553%, 2014 (z)	1,780,000	1,791,454
NiSource Finance Corp., 7.875%, 2010	4,299,000	4,528,979
Oncor Electric Delivery Co., 5.95%, 2013	4,710,000	5,103,874
Pacific Gas & Electric Co., 4.2%, 2011	3,460,000	3,582,000
Progress Energy, Inc., 4.5%, 2010	1,880,000	1,921,828
Progress Energy, Inc., 6.05%, 2014	2,000,000	2,201,322
PSEG Power LLC, 7.75%, 2011	3,059,000	3,301,710
Southern Co., 4.15%, 2014	2,260,000	2,350,927
Southern Co., FRN, 1.125%, 2010	2,960,000	2,975,439

		$50,641,628
Utilities - Gas - 0.5%
Keyspan Corp., 7.625%, 2010	$3,491,000	$3,688,392
Sempra Energy, 7.95%, 2010	1,850,000	1,892,245

		$5,580,637
Total Bonds (Identified Cost, $1,011,211,717)		$1,020,482,547

Money Market Funds (v) - 2.3%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value	24,663,246	$24,663,246
Total Investments (Identified Cost, $1,035,874,963)		$1,045,145,793

Other Assets, Less Liabilities - 0.6%		5,923,349
Net Assets - 100.0%		$1,051,069,142

18

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $191,964,818, representing 18.26% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Abu Dhabi Commercial Bank, 4.75%, 2014	10/01/09	$4,913,304	$4,924,471
Achmea Hypotheekbank NV, FRN, 0%, 2014	10/26/09	2,500,000	2,496,315
Anheuser-Busch InBev, 3%, 2012	10/13/09	1,997,082	2,017,312
Bayview Commercial Asset Trust, FRN, 0.554%, 2035	6/09/05	1,627,825	1,009,477
Bayview Commercial Asset Trust, FRN, 0.514%, 2036	2/23/06	1,384,691	920,820
Bayview Commercial Asset Trust, FRN, 1.798%, 2036	5/16/06	613,832	432,217
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.044%, 2040	3/01/06	1,402,996	592,205
Bosphorus Financial Services Ltd., FRN, 2.24%, 2012	3/08/05	1,062,500	1,010,194
Brascan Real Estate, CDO, FRN, 1.884%, 2040	9/14/04	1,526,000	61,040
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03-7/10/07	1,296,861	1,269,735
CareFusion Corp., 4.125%, 2012	7/14/09	1,480,628	1,530,887
Cenovus Energy, Inc., 4.5%, 2014	9/15/09	2,167,941	2,228,152
Central American Bank for Economic Integration, 5.375%, 2014	9/17/09	4,240,000	4,358,088
Commercial Mortgage Asset Trust, FRN, 0.851%, 2032	8/25/03	640,312	574,111
Commonwealth Bank Of Australia, 3.75%, 2014	10/15/09	4,560,077	4,619,452
Enel Finance International SA, 3.875%, 2014	9/30/09	3,291,201	3,337,726
Erac USA Finance Co., 8%, 2011	8/11/09	792,396	799,298
Finance for Danish Industry A.S., FRN, 0.679%, 2012	8/11/09	3,790,000	3,827,078

19

Portfolio of Investments (unaudited) – continued

Restricted Securities (continued)	Acquisition Date	Cost	Current Market Value
Gramercy Real Estate Ltd., CDO, FRN, 0.602%, 2035	6/21/05-1/18/07	$2,337,273	$1,168,603
Korea Expressway Corp., 4.5%, 2015	10/15/09	2,462,589	2,474,317
Morgan Stanley Capital I, Inc., FRN, 1.36%, 2031	6/10/03	101,567	64,055
Nationwide Building Society, FRN, 0.62%, 2012	8/10/09	7,000,000	6,979,245
Niagara Mohawk Power Corp., 3.553%, 2014	9/21/09	1,780,000	1,791,454
Nomura Asset Securities Corp., FRN, 9.758%, 2027	7/16/07	2,405,608	2,273,831
Pooled Funding Trust I, 2.74%, 2012	10/23/09	2,561,065	2,562,367
Svenska Handelsbanken AB, 2.875%, 2012	9/09/09	1,997,644	2,010,086
WEA Finance LLC, REIT, 5.4%, 2012	9/11/09	3,589,515	3,617,593
Williams Cos., Inc., FRN, 2.29%, 2010	8/06/09	2,358,045	2,368,315
Total Restricted Securities			$61,318,444
% of Net Assets			5.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Derivative Contracts at 10/31/09

Futures Contracts Outstanding at 10/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	659	$76,742,609	Dec-09	$(1,263,911)

At October 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

20

Portfolio of Investments (unaudited) – continued

Swap Agreements at 10/31/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
3/20/14	USD	1,460,000	Morgan Stanley Capital Services, Inc.	(1)	1.75% (fixed rate)	$1,142
9/20/14	USD	4,770,000	Goldman Sachs International	1.00% (fixed rate) (a)	(2)	29,104

						$30,246

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Corp., 7.125%, 7/15/23.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/1/25, an A rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $10,669.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At October 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

21

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,011,211,717)	$1,020,482,547
Underlying funds, at cost and value	24,663,246
Total investments, at value (identified cost, $1,035,874,963)	$1,045,145,793
Cash	953
Receivables for
Fund shares sold	5,611,489
Interest and dividends	10,514,929
Swaps, at value (net unamortized premiums paid, $10,669)	30,246
Total assets	$1,061,303,410
Liabilities
Payables for
Distributions	$665,983
Daily variation margin on open futures contracts	401,578
Investments purchased	5,751,985
Fund shares reacquired	3,141,832
Payable to affiliates
Investment adviser	43,279
Shareholder servicing costs	86,202
Distribution and service fees	35,581
Administrative services fee	1,392
Program manager fees	168
Payable for independent Trustees’ compensation	11,244
Accrued expenses and other liabilities	95,024
Total liabilities	$10,234,268
Net assets	$1,051,069,142
Net assets consist of
Paid-in capital	$1,164,436,597
Unrealized appreciation (depreciation) on investments	8,047,834
Accumulated net realized gain (loss) on investments	(117,804,169)
Accumulated distributions in excess of net investment income	(3,611,120)
Net assets	$1,051,069,142
Shares of beneficial interest outstanding	170,097,692

22

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$660,748,199	106,853,772	$6.18
Class B	44,425,390	7,209,239	6.16
Class C	199,369,300	32,273,813	6.18
Class I	118,684,181	19,254,970	6.16
Class R1	1,164,122	188,916	6.16
Class R2	5,615,486	908,426	6.18
Class R3	423,892	68,592	6.18
Class R4	176,772	28,574	6.19
Class 529A	10,798,519	1,746,619	6.18
Class 529B	1,560,774	253,609	6.15
Class 529C	8,102,507	1,311,162	6.18

(a)	Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $6.34 and $6.34, respectively. On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

23

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$20,995,717
Dividends from underlying funds	31,810
Foreign taxes withheld	(10,626)
Total investment income	$21,016,901
Expenses
Management fee	$1,877,083
Distribution and service fees	1,669,809
Program manager fees	9,040
Shareholder servicing costs	595,276
Administrative services fee	87,682
Independent Trustees’ compensation	13,591
Custodian fee	58,472
Shareholder communications	59,760
Auditing fees	25,819
Legal fees	9,869
Miscellaneous	103,075
Total expenses	$4,509,476
Fees paid indirectly	(156)
Reduction of expenses by investment adviser and distributor	(128,880)
Net expenses	$4,380,440
Net investment income	$16,636,461
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$497,063
Futures contracts	126,695
Swap transactions	(20,946)
Net realized gain (loss) on investments	$602,812
Change in unrealized appreciation (depreciation)
Investments	$45,652,790
Futures contracts	(1,282,267)
Swap transactions	29,589
Net unrealized gain (loss) on investments	$44,400,112
Net realized and unrealized gain (loss) on investments	$45,002,924
Change in net assets from operations	$61,639,385

See Notes to Financial Statements

24

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/09 (unaudited)	Year ended 4/30/09
From operations
Net investment income	$16,636,461	$27,773,028
Net realized gain (loss) on investments	602,812	(10,954,006)
Net unrealized gain (loss) on investments	44,400,112	(26,054,836)
Change in net assets from operations	$61,639,385	$(9,235,814)
Distributions declared to shareholders
From net investment income	$(18,562,183)	$(31,201,753)
Change in net assets from fund share transactions	$204,962,267	$140,592,329
Total change in net assets	$248,039,469	$100,154,762
Net assets
At beginning of period	803,029,673	702,874,911
At end of period (including accumulated distributions in excess of net investment income of $3,611,120 and $1,685,398, respectively)	$1,051,069,142	$803,029,673

See Notes to Financial Statements

25

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$5.90		$6.28	$6.43	$6.38	$6.50	$6.68
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.25	$0.28	$0.28	$0.24	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		(0.34)	(0.12)	0.07	(0.09)	(0.12)
Total from investment operations	$0.41		$(0.09)	$0.16	$0.35	$0.15	$0.10
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.29)	$(0.31)	$(0.30)	$(0.27)	$(0.28)
Net asset value, end of period	$6.18		$5.90	$6.28	$6.43	$6.38	$6.50
Total return (%) (r)(s)(t)	6.95	(n)	(1.41)	2.61	5.65	2.32	1.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.82	0.79	0.80	0.82	0.80
Expenses after expense reductions (f)	0.75	(a)	0.69	0.64	0.65	0.67	0.65
Net investment income	3.73	(a)	4.26	4.34	4.38	3.74	3.39
Portfolio turnover	16		27	21	33	25	35
Net assets at end of period (000 omitted)	$660,748		$531,374	$373,587	$388,086	$345,689	$422,096

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$5.88		$6.26	$6.40	$6.36	$6.47	$6.66
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.21	$0.23	$0.23	$0.19	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		(0.35)	(0.11)	0.06	(0.08)	(0.13)
Total from investment operations	$0.38		$(0.14)	$0.12	$0.29	$0.11	$0.04
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.24)	$(0.26)	$(0.25)	$(0.22)	$(0.23)
Net asset value, end of period	$6.16		$5.88	$6.26	$6.40	$6.36	$6.47
Total return (%) (r)(s)(t)	6.57	(n)	(2.17)	1.94	4.70	1.69	0.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.58	1.57	1.57	1.59	1.57
Expenses after expense reductions (f)	1.52	(a)	1.44	1.42	1.42	1.44	1.42
Net investment income	3.03	(a)	3.57	3.58	3.62	2.97	2.62
Portfolio turnover	16		27	21	33	25	35
Net assets at end of period (000 omitted)	$44,425		$50,394	$76,246	$119,976	$103,406	$151,997

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$5.89		$6.28	$6.42	$6.38	$6.49	$6.67
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20	$0.22	$0.22	$0.19	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		(0.35)	(0.10)	0.07	(0.09)	(0.13)
Total from investment operations	$0.39		$(0.15)	$0.12	$0.29	$0.10	$0.04
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.24)	$(0.26)	$(0.25)	$(0.21)	$(0.22)
Net asset value, end of period	$6.18		$5.89	$6.28	$6.42	$6.38	$6.49
Total return (%) (r)(s)(t)	6.69	(n)	(2.42)	1.90	4.60	1.61	0.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.67	1.64	1.66	1.67	1.65
Expenses after expense reductions (f)	1.60	(a)	1.54	1.49	1.51	1.52	1.50
Net investment income	2.85	(a)	3.39	3.50	3.53	2.89	2.55
Portfolio turnover	16		27	21	33	25	35
Net assets at end of period (000 omitted)	$199,369		$121,612	$69,420	$81,986	$81,144	$140,467

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$5.88		$6.26	$6.40	$6.36	$6.48	$6.66
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.27	$0.29	$0.29	$0.25	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		(0.35)	(0.11)	0.06	(0.09)	(0.12)
Total from investment operations	$0.41		$(0.08)	$0.18	$0.35	$0.16	$0.11
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.30)	$(0.32)	$(0.31)	$(0.28)	$(0.29)
Net asset value, end of period	$6.16		$5.88	$6.26	$6.40	$6.36	$6.48
Total return (%) (r)(s)	7.05	(n)	(1.29)	2.91	5.65	2.46	1.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.68	0.64	0.65	0.67	0.66
Expenses after expense reductions (f)	0.60	(a)	0.54	0.49	0.50	0.52	0.51
Net investment income	3.87	(a)	4.50	4.50	4.51	3.90	3.53
Portfolio turnover	16		27	21	33	25	35
Net assets at end of period (000 omitted)	$118,684		$76,526	$163,725	$151,568	$127,926	$110,059

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class R1			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$5.88		$6.26	$6.40	$6.35	$6.47	$6.46
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.21	$0.22	$0.22	$0.18	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		(0.35)	(0.11)	0.07	(0.10)	0.02	(g)
Total from investment operations	$0.38		$(0.14)	$0.11	$0.29	$0.08	$0.03
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.24)	$(0.25)	$(0.24)	$(0.20)	$(0.02)
Net asset value, end of period	$6.16		$5.88	$6.26	$6.40	$6.35	$6.47
Total return (%) (r)(s)	6.52	(n)	(2.27)	1.80	4.66	1.30	0.39	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.67	1.72	1.84	1.87	2.07	(a)
Expenses after expense reductions (f)	1.60	(a)	1.54	1.57	1.60	1.66	1.92	(a)
Net investment income	2.90	(a)	3.45	3.41	3.42	2.79	2.28	(a)
Portfolio turnover	16		27	21	33	25	35
Net assets at end of period (000 omitted)	$1,164		$1,046	$909	$267	$123	$50

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class R2			2009	2008	2007	2006	2005

Net asset value, beginning of period	$5.90		$6.28	$6.42	$6.38	$6.50	$6.68
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.24	$0.24	$0.25	$0.22	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		(0.35)	(0.09)	0.07	(0.10)	(0.12)
Total from investment operations	$0.40		$(0.11)	$0.15	$0.32	$0.12	$0.07
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.27)	$(0.29)	$(0.28)	$(0.24)	$(0.25)
Net asset value, end of period	$6.18		$5.90	$6.28	$6.42	$6.38	$6.50
Total return (%) (r)(s)	6.82	(n)	(1.66)	2.41	5.07	1.87	1.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.17	1.22	1.38	1.41	1.42
Expenses after expense reductions (f)	1.00	(a)	0.93	0.97	1.05	1.09	1.17
Net investment income	3.50	(a)	4.05	3.98	3.98	3.36	2.88
Portfolio turnover	16		27	21	33	25	35
Net assets at end of period (000 omitted)	$5,615		$4,983	$5,768	$1,154	$269	$156

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class R3			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$5.89		$6.28	$6.43	$6.38	$6.50	$6.49
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.25	$0.26	$0.27	$0.22	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		(0.36)	(0.11)	0.07	(0.09)	0.01	(g)
Total from investment operations	$0.41		$(0.11)	$0.15	$0.34	$0.13	$0.03
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.28)	$(0.30)	$(0.29)	$(0.25)	$(0.02)
Net asset value, end of period	$6.18		$5.89	$6.28	$6.43	$6.38	$6.50
Total return (%) (r)(s)	7.08	(n)	(1.68)	2.40	5.39	2.06	0.46	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.92	0.98	1.05	1.07	1.27	(a)
Expenses after expense reductions (f)	0.85	(a)	0.78	0.83	0.90	0.92	1.12	(a)
Net investment income	3.70	(a)	4.20	4.15	4.13	3.60	3.13	(a)
Portfolio turnover	16		27	21	33	25	35
Net assets at end of period (000 omitted)	$424		$577	$941	$494	$260	$50

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class R4			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$5.90		$6.28	$6.43	$6.38	$6.50	$6.49
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.27	$0.28	$0.28	$0.24	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.31		(0.35)	(0.11)	0.08	(0.09)	0.01	(g)
Total from investment operations	$0.42		$(0.08)	$0.17	$0.36	$0.15	$0.03
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.30)	$(0.32)	$(0.31)	$(0.27)	$(0.02)
Net asset value, end of period	$6.19		$5.90	$6.28	$6.43	$6.38	$6.50
Total return (%) (r)(s)	7.20	(n)	(1.26)	2.69	5.71	2.37	0.48	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.68	0.71	0.76	0.77	0.97	(a)
Expenses after expense reductions (f)	0.58	(a)	0.54	0.56	0.61	0.62	0.82	(a)
Net investment income	3.68	(a)	4.44	4.42	4.41	3.80	3.45	(a)
Portfolio turnover	16		27	21	33	25	35
Net assets at end of period (000 omitted)	$177		$55	$56	$54	$51	$50

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class 529A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$5.90		$6.28	$6.42	$6.38	$6.50	$6.68
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.25	$0.25	$0.25	$0.22	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		(0.35)	(0.10)	0.07	(0.09)	(0.12)
Total from investment operations	$0.40		$(0.10)	$0.15	$0.32	$0.13	$0.08
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.28)	$(0.29)	$(0.28)	$(0.25)	$(0.26)
Net asset value, end of period	$6.18		$5.90	$6.28	$6.42	$6.38	$6.50
Total return (%) (r)(s)(t)	6.90	(n)	(1.60)	2.42	5.12	1.96	1.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	1.11	1.23	1.26	1.27	1.27
Expenses after expense reductions (f)	0.85	(a)	0.87	0.98	1.00	1.02	1.02
Net investment income	3.65	(a)	4.10	4.00	4.02	3.41	3.03
Portfolio turnover	16		27	21	33	25	35
Net assets at end of period (000 omitted)	$10,799		$8,852	$6,373	$4,467	$2,868	$2,300

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class 529B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$5.87		$6.25	$6.39	$6.35	$6.47	$6.65
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.21	$0.21	$0.21	$0.17	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		(0.36)	(0.10)	0.07	(0.09)	(0.12)
Total from investment operations	$0.38		$(0.15)	$0.11	$0.28	$0.08	$0.03
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.23)	$(0.25)	$(0.24)	$(0.20)	$(0.21)
Net asset value, end of period	$6.15		$5.87	$6.25	$6.39	$6.35	$6.47
Total return (%) (r)(s)(t)	6.53	(n)	(2.29)	1.76	4.47	1.26	0.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.68	1.79	1.78	1.86	1.84
Expenses after expense reductions (f)	1.61	(a)	1.55	1.64	1.63	1.71	1.69
Net investment income	2.92	(a)	3.46	3.36	3.39	2.71	2.35
Portfolio turnover	16		27	21	33	25	35
Net assets at end of period (000 omitted)	$1,561		$1,355	$989	$1,046	$682	$704

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class 529C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$5.89		$6.28	$6.42	$6.38	$6.49	$6.67
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20	$0.21	$0.21	$0.17	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		(0.36)	(0.11)	0.06	(0.08)	(0.12)
Total from investment operations	$0.39		$(0.16)	$0.10	$0.27	$0.09	$0.03
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.23)	$(0.24)	$(0.23)	$(0.20)	$(0.21)
Net asset value, end of period	$6.18		$5.89	$6.28	$6.42	$6.38	$6.49
Total return (%) (r)(s)(t)	6.63	(n)	(2.52)	1.66	4.34	1.35	0.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.78	1.88	1.90	1.92	1.91
Expenses after expense reductions (f)	1.70	(a)	1.64	1.73	1.75	1.77	1.76
Net investment income	2.80	(a)	3.34	3.25	3.27	2.66	2.29
Portfolio turnover	16		27	21	33	25	35
Net assets at end of period (000 omitted)	$8,103		$6,256	$4,861	$3,719	$2,157	$1,820

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

36

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through December 17, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from

37

Notes to Financial Statements (unaudited) – continued

third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is

38

Notes to Financial Statements (unaudited) – continued

significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of October 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$39,137,764	$—	$39,137,764
Non-U.S. Sovereign Debt	—	158,453,976	—	158,453,976
Corporate Bonds	—	466,275,104	—	466,275,104
Residential Mortgage-Backed Securities	—	110,111,644	—	110,111,644
Commercial Mortgage-Backed Securities	—	34,217,482	—	34,217,482
Asset-Backed Securities (including CDOs)	—	26,273,517	—	26,273,517
Foreign Bonds	—	186,013,060	—	186,013,060
Mutual Funds	24,663,246	—	—	24,663,246
Total Investments	$24,663,246	$1,020,482,547	$—	$1,045,145,793

Other Financial Instruments
Futures	$(1,263,911)	$—	$—	$(1,263,911)
Swaps	—	30,246	—	30,246

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the

39

Notes to Financial Statements (unaudited) – continued

debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

ASC 815 also requires sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by ASC 815, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. Accordingly, appropriate disclosures have been included within the Swap Agreements table in the Portfolio of Investments and Significant Accounting Policies.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments

40

Notes to Financial Statements (unaudited) – continued

and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2009:

		Asset Derivatives		Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value	Location on Statement of Assets and Liabilities	Fair Value
Interest Rate Contracts	Interest Rate Futures	Unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	$—	Unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	$(1,263,911	)(a)
Credit Contracts	Credit Default Swaps	Swaps, at value	30,246	Swaps, at value	—
Total Derivatives not Accounted for as Hedging Instruments Under ASC 815			$30,246		$(1,263,911)

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s Portfolio of Investments. Only the current day’s variation margin for futures contracts is reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2009 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Total
Interest Rate Contracts	$126,695	$—	$126,695
Credit Contracts	—	(20,946)	(20,946)
Total	$126,695	$(20,946)	$105,749

41

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2009 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Total
Interest Rate Contracts	$(1,282,267)	$—	$(1,282,267)
Credit Contracts	—	29,589	29,589
Total	$(1,282,267)	$29,589	$(1,252,678)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

42

Notes to Financial Statements (unaudited) – continued

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA

43

Notes to Financial Statements (unaudited) – continued

Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position, if any, as of October 31, 2009 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s

44

Notes to Financial Statements (unaudited) – continued

deliverable obligation. At October 31, 2009, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

45

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/09
Ordinary income (including any short-term capital gains)	$31,201,753

46

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/09
Cost of investments	$1,041,563,417
Gross appreciation	30,617,080
Gross depreciation	(27,034,704)
Net unrealized appreciation (depreciation)	$3,582,376

As of 4/30/09
Undistributed ordinary income	974,431
Capital loss carryforwards	(105,743,744)
Post-October capital loss deferral	(6,932,527)
Other temporary differences	(2,643,957)
Net unrealized appreciation (depreciation)	(42,098,860)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of April 30, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

4/30/11	$(18,880,791)
4/30/12	(15,641,631)
4/30/13	(18,655,874)
4/30/14	(16,764,678)
4/30/15	(11,871,035)
4/30/16	(12,189,538)
4/30/17	(11,740,197)
$(105,743,744)

The availability of a portion of the capital loss carryforwards, which were acquired on November 17, 2006 in connection with the MFS Government Limited Maturity Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase. The fund’s

47

Notes to Financial Statements (unaudited) – continued

distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/09	Year ended 4/30/09
Class A	$12,584,063	$17,919,803
Class B	819,863	2,464,275
Class C	2,652,206	2,902,636
Class I	2,040,080	7,058,293
Class R1	18,804	35,548
Class R2	103,814	236,448
Class R3	9,819	33,318
Class R4	2,050	2,701
Class 529A	196,523	312,652
Class 529B	24,037	43,881
Class 529C	110,924	192,198
Total	$18,562,183	$31,201,753

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2010. For the six months ended October 31, 2009, this reduction amounted to $4,701 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $82,639 and $1,146 for the six months ended October 31, 2009, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a

48

Notes to Financial Statements (unaudited) – continued

service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$563,043
Class B	0.75%	0.25%	1.00%	0.91%	223,990
Class C	0.75%	0.25%	1.00%	1.00%	809,712
Class R1	0.75%	0.25%	1.00%	1.00%	5,701
Class R2	0.25%	0.25%	0.50%	0.40%	13,296
Class R3	—	0.25%	0.25%	0.25%	599
Class 529A	—	0.25%	0.25%	0.15%	12,141
Class 529B	0.75%	0.25%	1.00%	0.90%	6,754
Class 529C	0.75%	0.25%	1.00%	1.00%	34,573
Total Distribution and Service Fees					$1,669,809

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2009 based on each class’ average daily net assets. Prior to September 1, 2009, 0.15% of the Class A service fee was being paid by the fund. Payment of the remaining 0.10% of the Class A service fee was not yet in effect. Effective September 1, 2009, 0.15% of the Class A service fee is being paid by the fund and 0.10% of the Class A service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2009, this waiver amounted to $107,159 and is reflected as a reduction of total expenses in the Statement of Operations. 0.10% of the Class 529A service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2009, this waiver amounted to $4,856 and is reflected as a reduction of total expenses in the Statement of Operations. For one year from the date of sale of Class B and Class 529B shares, assets attributable to such Class B and Class 529B shares are subject to the 0.25% annual Class B and Class 529B service fee. Prior to September 1, 2009, on assets attributable to all other Class B and Class 529B shares, 0.15% of the Class B and Class 529B service fee was in effect and the remaining portion of the Class B and Class 529B service fee was not in effect. Effective September 1, 2009, on assets attributable to all other Class B and Class 529B shares, 0.15% of the Class B and Class 529B service fee is being paid by the fund and 0.10% of the Class B and Class 529B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2009, this waiver amounted to $6,134 and $208 for Class B and Class 529B shares, respectively, and is reflected as a reduction of total expense in the Statement of Operation. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2009, this waiver amounted to $2,659 and is reflected as a reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2010.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a

49

Notes to Financial Statements (unaudited) – continued

shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2009, were as follows:

Amount
Class A	$9,677
Class B	16,540
Class C	36,793
Class 529B	—
Class 529C	10

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2009, were as follows:

Amount
Class 529A	$4,857
Class 529B	726
Class 529C	3,457
Total Program Manager Fees	$9,040

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2009, the fee was $271,095, which equated to 0.0578% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $272,743.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each

50

Notes to Financial Statements (unaudited) – continued

underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended October 31, 2009, these costs for the fund amounted to $51,438 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2009 was equivalent to an annual effective rate of 0.0187% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense of $552 and is included in independent Trustees’ compensation for the six months ended October 31, 2009. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $11,227 at October 31, 2009, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the

51

Notes to Financial Statements (unaudited) – continued

Agreements. For the six months ended October 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,134 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,163, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$32,627,243	$11,053,127
Investments (non-U.S. Government securities)	$352,327,331	$134,815,514

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/09		Year ended 4/30/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	35,724,486	$216,309,835	55,659,692	$327,147,068
Class B	520,375	3,153,424	1,292,979	7,594,928
Class C	13,871,544	84,016,022	13,573,031	79,470,527
Class I	6,478,399	39,283,473	3,389,149	19,954,495
Class R1	29,673	179,230	115,198	681,476
Class R2	224,541	1,367,395	380,244	2,267,883
Class R3	8,878	53,955	36,432	218,339
Class R4	18,873	115,592	25	147
Class 529A	497,857	3,030,459	966,386	5,715,204
Class 529B	46,293	280,800	105,271	613,343
Class 529C	411,782	2,512,720	644,734	3,812,950
	57,832,701	$350,302,905	76,163,141	$447,476,360

52

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/09		Year ended 4/30/09
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,619,032	$9,852,896	2,229,458	$13,283,459
Class B	105,918	641,464	317,093	1,887,780
Class C	293,746	1,787,994	307,589	1,828,531
Class I	313,445	1,901,688	1,185,082	7,058,293
Class R1	3,088	18,728	5,954	35,385
Class R2	14,982	91,117	33,564	200,175
Class R3	1,519	9,216	5,558	33,318
Class R4	335	2,050	453	2,700
Class 529A	32,071	195,125	52,072	309,942
Class 529B	3,951	23,926	7,354	43,471
Class 529C	18,174	110,537	32,110	190,947
	2,406,261	$14,634,741	4,176,287	$24,874,001
Shares reacquired
Class A	(20,577,909)	$(124,798,806)	(27,246,012)	$(162,121,969)
Class B	(1,991,502)	(12,028,326)	(5,217,427)	(31,113,071)
Class C	(2,528,996)	(15,330,981)	(4,301,713)	(25,601,244)
Class I	(554,172)	(3,388,603)	(17,709,928)	(103,217,162)
Class R1	(21,740)	(131,990)	(88,555)	(516,320)
Class R2	(176,220)	(1,070,063)	(487,198)	(2,901,547)
Class R3	(39,674)	(239,007)	(93,942)	(558,672)
Class R4	(2)	(12)	—	—
Class 529A	(284,537)	(1,727,519)	(531,857)	(3,167,482)
Class 529B	(27,499)	(166,361)	(39,937)	(233,594)
Class 529C	(180,178)	(1,093,711)	(389,908)	(2,326,971)
	(26,382,429)	$(159,975,379)	(56,106,477)	$(331,758,032)
Net change
Class A	16,765,609	$101,363,925	30,643,138	$178,308,558
Class B	(1,365,209)	(8,233,438)	(3,607,355)	(21,630,363)
Class C	11,636,294	70,473,035	9,578,907	55,697,814
Class I	6,237,672	37,796,558	(13,135,697)	(76,204,374)
Class R1	11,021	65,968	32,597	200,541
Class R2	63,303	388,449	(73,390)	(433,489)
Class R3	(29,277)	(175,836)	(51,952)	(307,015)
Class R4	19,206	117,630	478	2,847
Class 529A	245,391	1,498,065	486,601	2,857,664
Class 529B	22,745	138,365	72,688	423,220
Class 529C	249,778	1,529,546	286,936	1,676,926
	33,856,533	$204,962,267	24,232,951	$140,592,329

53

Notes to Financial Statements (unaudited) – continued

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund Allocation Fund was the owner of record of approximately 8% of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund and the MFS Lifetime 2010 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2009, the fund’s commitment fee and interest expense were $6,929 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	45,404,335	217,883,238	(238,624,327)	24,663,246

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$31,810	$24,663,246

54

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2008 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

55

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

56

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

57

Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2009.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

58

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

59

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Municipal Limited Maturity Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

10/31/09

MTL-SEM

LETTER FROM THE CEO

Dear Shareholders:

There remains some question as to when the global economy will achieve a sustainable recovery. While some economists and market watchers are optimistic that the worst is behind us, a number also agree with U.S. Federal Reserve Board Chairman Ben Bernanke who said in September that “even though from a technical perspective the recession is very likely over at this point, it’s still going to feel like a very weak economy for some time.”

Have we in fact turned the corner? We have seen tremendous rallies in the markets over the past six months. The Fed has cut interest rates aggressively toward zero to support credit markets, global deleveraging has helped diminish inflationary concerns, and stimulus measures have put more money in the hands of the government and individuals to keep the economy moving. Still, unemployment remains high, consumer confidence and spending continue to waiver, and the housing market, while improving, has a long way to go to recover.

Regardless of lingering market uncertainties, MFS® is confident that the fundamental principles of long-term investing will always apply. We encourage investors to speak with their advisors to identify and research long-term investment opportunities thoroughly. Global research continues to be one of the hallmarks of MFS, along with a unique collaboration between our portfolio managers and sector analysts, who regularly discuss potential investments before making both buy and sell decisions.

As we continue to dig out from the worst financial crisis in decades, keep in mind that while the road back to sustainable recovery will be slow, gradual, and even bumpy at times, conditions are significantly better than they were six months ago.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

December 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue — Hospitals	16.7%
Universities — Colleges	11.3%
General Obligations — General Purpose	8.2%
General Obligations — Schools	7.5%
Utilities — Investor Owned	6.6%

Credit quality of bonds (r)
AAA	16.5%
AA	35.6%
A	21.6%
BBB	22.5%
BB	0.2%
Not Rated	3.6%

Portfolio facts
Average Duration (d)(i)	4.0
Average Effective Maturity (i)(m)	4.9 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(c)	Includes holding in the MFS Institutional Money Market Portfolio which is not rated by a public rating agency. The average credit quality of rated securities (short-term) is based upon a market weighted average of the underlying holdings within the MFS Institutional Money Market Portfolio that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 10/31/09.

Percentages are based on net assets as of 10/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

The synchronized global downturn in economic activity experienced in the fourth quarter of 2008 and the first quarter of 2009 was among the most intense in the post-World War II period. The subsequent recovery in global activity, which covers this reporting period, has been similarly synchronized, led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus. As a result, credit conditions and equity indices improved considerably during the second half of the period. Nevertheless, the degree of financial and macroeconomic dislocation remained considerable.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. By the beginning of the reporting period, several central banks had approached their lower bound on policy rates and were examining the implementation and ramifications of quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the end of the period, there were broadening signs that the worst of the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2009 through October 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2009 through October 31, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/09	Ending Account Value 10/31/09	Expenses Paid During Period (p) 5/01/09-10/31/09
A	Actual	0.70%	$1,000.00	$1,033.59	$3.59
	Hypothetical (h)	0.70%	$1,000.00	$1,021.68	$3.57
B	Actual	1.48%	$1,000.00	$1,029.73	$7.57
	Hypothetical (h)	1.48%	$1,000.00	$1,017.74	$7.53
C	Actual	1.55%	$1,000.00	$1,029.15	$7.93
	Hypothetical (h)	1.55%	$1,000.00	$1,017.39	$7.88

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

10/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 93.9%
Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 2.3%
Atlanta, GA, Airport Rev., “A”, FSA, 5.375%, 2015	$1,000,000	$1,045,740
Chicago, IL, O’Hare International Airport Rev., “A-2”, FSA, 5.25%, 2013	1,500,000	1,567,710
Dallas Fort Worth, TX, International Airport, “A”, AMBAC, 6%, 2013	1,000,000	1,089,660
Long Beach, CA, Harbor Rev., “A”, FGIC, 5%, 2015	1,000,000	1,049,930
Massachusetts Port Authority Rev., “A”, 5.75%, 2010	175,000	181,185
Metropolitan Nashville, TN, Airport Authority Rev., “A”, ASSD GTY, 4.5%, 2014	1,500,000	1,593,735
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014	1,000,000	1,046,740
Philadelphia, PA, Airport Rev., “B”, FSA, 5%, 2016	1,265,000	1,305,885
Rhode Island Economic Development Corp., Airport Rev., “A”, FGIC, 5%, 2012	750,000	779,250
San Francisco, CA, City & County Airports Commission, International Airport Rev., FRN, 5.5%, 2019 (b)	500,000	506,665

		$10,166,500
General Obligations - General Purpose - 8.1%
Boston, MA, “A”, 5%, 2011	$1,000,000	$1,050,590
Cambridge, MA, “C”, 5%, 2011	1,070,000	1,149,694
Chandler, AZ, 5%, 2022	1,000,000	1,103,310
Columbus, OH, 5.25%, 2011	705,000	742,950
Commonwealth of Massachusetts Consolidated Loan, “A”, 6%, 2010 (c)	310,000	317,167
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2015 (c)	2,500,000	2,857,975
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2016	1,000,000	1,108,100
Commonwealth of Puerto Rico, “A”, 5%, 2010	1,000,000	1,012,770
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 2017	2,000,000	2,075,840
Henry County, GA, 5%, 2014	1,080,000	1,222,376
Mecklenburg County, NC, “A”, 5%, 2013	1,115,000	1,260,363
New York, NY, “A”, 5.25%, 2012	265,000	286,672
New York, NY, “B”, 5.75%, 2011	375,000	391,673
Oakland, CA, “A”, FGIC, 5%, 2010	820,000	827,011
State of California, 5%, 2011	2,250,000	2,344,185
State of California Economic Recovery, “B”, 5%, 2023	1,500,000	1,611,885
State of Georgia, “D”, 5.25%, 2011	1,500,000	1,637,085
State of Maryland, “A”, 5.5%, 2011	1,500,000	1,624,680

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - General Purpose - continued
State of Maryland, “A”, 5.25%, 2013	$1,450,000	$1,633,744
State of Minnesota, “H”, 5%, 2016	3,000,000	3,459,660
State of Pennsylvania, FSA, 5%, 2014	2,000,000	2,279,560
State of Utah, “C”, 5%, 2015	3,000,000	3,432,510
State of Wisconsin, 5.125%, 2011	400,000	433,368
State of Wisconsin, “1”, NATL, 5%, 2017	500,000	539,545
Taylor, MI, Building Authority, AMBAC, 5.5%, 2010	500,000	507,605

		$34,910,318
General Obligations - Improvement - 4.6%
Honolulu, HI, City & County Department of Finance, “B”, FSA, 5.5%, 2013	$4,000,000	$4,538,360
Kauai County, HI, “A”, FGIC, 6.25%, 2010 (c)	375,000	391,226
New Orleans, LA, Certificate of Indebtedness, FSA, 5.5%, 2010	500,000	526,210
Oak Ridge, TN, AMBAC, 5%, 2012	300,000	315,609
Pittsburgh, PA, “A-1”, 5%, 2013	1,000,000	1,056,150
Pittsburgh, PA, “N”, FSA, 5.25%, 2015	1,000,000	1,084,860
Seattle, WA, 5%, 2016	3,780,000	4,311,430
State of North Carolina, “A”, 5%, 2017	3,500,000	4,049,255
State of South Carolina, “A”, 5%, 2011	1,000,000	1,050,950
Washington, MD, Suburban Sanitation District, 5%, 2013	2,450,000	2,754,658

		$20,078,708
General Obligations - Schools - 6.9%
Arizona School Facilities, Board Rev., 5.5%, 2011 (c)	$1,000,000	$1,080,730
Bastrop, TX, Independent School District Capital Appreciation, “N”, PSF, 0%, 2020	1,000,000	630,230
Bloomington, MN, Independent School District, “B”, 5.25%, 2010 (j)	500,000	505,195
Byron Center, MI, Public Schools, MSQLF, 5%, 2011	600,000	632,874
Carrollton, TX, Farmers Branch, Independent School District, PSF, 5.5%, 2011	1,000,000	1,060,940
Clackamas County, OR, School District, 6%, 2010 (c)	315,000	325,902
Clark County, NV, School District, 5%, 2017	2,845,000	3,123,981
Dallas, TX, Independent School District, PSF, 5.25%, 2018	795,000	923,361
Ennis, TX, Independent School District Capital Appreciation, “N”, PSF, 0%, 2021	2,865,000	1,670,037
Fayette County, GA, School District, FSA, 0% to 2010, 4.15% to 2014	710,000	730,846
Fayette County, GA, School District, FSA, 0% to 2010, 4.35% to 2016	355,000	360,563
Ferndale, MI, School District, MSQLF, 5.5%, 2013	1,115,000	1,202,650
Florida Board of Education, “C”, 5%, 2018	1,000,000	1,055,890
Florida Board of Education, Lottery Rev., “B”, FGIC, 5.5%, 2010 (c)	150,000	156,623
Forsyth County, GA, 6%, 2010 (c)	1,000,000	1,028,320
Houston, TX, Independent School District, FSA, 5%, 2015	1,120,000	1,259,552

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Kansas City, MO, School District Building Corp., “A”, FGIC, 5%, 2012	$855,000	$889,499
Kansas City, MO, School District Building Corp., “A”, ETM, FGIC, 5%, 2012 (c)	170,000	184,836
Kansas City, MO, School District Building Corp., “A”, ETM, FGIC, 5%, 2012 (c)	425,000	462,090
Klein, TX, Independent School District, “A”, PSF, 5%, 2021	1,000,000	1,112,870
Los Angeles, CA, Community College District, “E”, FSA, 5%, 2022	1,000,000	1,074,410
Northside, TX, Independent School District, PSF, 5.5%, 2016	850,000	886,074
Norwin, PA, School District, FGIC, 6%, 2010 (c)	250,000	255,705
Pflugerville, TX, Independent School District, PSF, 5%, 2024	1,000,000	1,076,960
Plano, TX, Independent School District, “A”, 5%, 2017	1,000,000	1,136,190
Round Rock, TX, Independent School District, PSF, 6.5%, 2010 (c)	500,000	522,945
Round Rock, TX, Independent School District, PSF, 5.375%, 2012	570,000	633,817
Salt Lake City, UT, School District, “B”, 5%, 2013	1,040,000	1,161,555
San Marcos, TX, Consolidated Independent School District, PSF, 5.25%, 2014 (c)	1,000,000	1,153,640
Shelby County, TN, Public Improvement & Schools, “A”, FSA, 5%, 2014	1,500,000	1,690,830
Twin Rivers, CA, Unified School District, 0%, 2014	750,000	585,413
Washington County, OR, School District, FSA, 5.25%, 2018	1,000,000	1,132,310
Westerville, OH, City School District, NATL, 5.5%, 2011 (c)	300,000	322,023

		$30,028,861
Healthcare Revenue - Hospitals - 16.5%
Alabama Healthcare Authority Rev. (Baptist Health), “A”, 6%, 2036 (b)	$1,800,000	$1,895,112
Alaska Industrial Development & Export Authority Rev. (Greater Fairbanks), “A”, FSA, 5%, 2012	1,000,000	1,041,140
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 4%, 2014	1,000,000	1,033,370
Arizona Health Facilities Authority Rev. (Banner Health System), “D”, 5%, 2010	600,000	603,228
Berks County, PA, Municipal Authority Rev. (The Reading Hospital & Medical Center), “A-3”, 5%, 2015	1,000,000	1,067,070
Birmingham, AL, Special Care Facilities Financing Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2014	2,000,000	2,063,620
Butler County, PA, Hospital Authority Rev. (Butler Health System), 5.375%, 2017	1,465,000	1,523,117
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	3,000,000	3,139,350
California Health Facilities Financing Authority Rev. (Providence Health), 4%, 2010	1,500,000	1,536,300

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Municipal Finance Authority, Certificates of Participation (Community Hospitals of Central California), 5%, 2017	$2,000,000	$2,013,140
California Statewide Communities Development Authority Rev. (Daughters of Charity), 5.25%, 2011	1,735,000	1,776,102
California Statewide Communities Development Authority Rev. (Kaiser Foundation Health Plan, Inc.), “A”, 5%, 2014	1,500,000	1,615,260
Clackamas County, OR, Hospital Facility Authority Rev. (Legacy Health System), “C”, 5%, 2037 (b)	1,000,000	1,056,410
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2010	550,000	558,201
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2011	575,000	589,582
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 2017	1,500,000	1,551,045
East Alabama Healthcare Authority Rev. (Health Care Facilities) “B”, 4.75%, 2013	1,400,000	1,443,848
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Methodist Hospital Systems), “B-2”, 5%, 2041 (b)	2,500,000	2,718,675
Illinois Development Finance Authority Rev. (Provena Health) “A”, NATL, 5.75%, 2014	1,500,000	1,509,225
Illinois Finance Authority Rev. (Advocate Healthcare), “A”, 3.875%, 2030 (b)	500,000	510,670
Illinois Finance Authority Rev. (Central DuPage Health), 5%, 2014	1,820,000	2,017,852
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2014	500,000	531,705
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2015	500,000	526,065
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 2021	1,590,000	1,770,465
Illinois Finance Authority Rev. (The Carle Foundation), “A”, ASSD GTY, 5%, 2013	1,250,000	1,324,288
Iowa Finance Authority Health Care Facilities (Genesis Medical Center), 6%, 2010	210,000	215,502
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 2012	345,000	361,974
Joplin, MO, Industrial Development Authority, Health Facilities Rev. (Freeman Health Systems), 5.5%, 2013	700,000	726,264
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), “A”, 5%, 2047 (b)	1,000,000	1,036,770
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 2018	1,000,000	1,095,080

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority Rev. (Catholic Health), 3.5%, 2034 (b)	$1,500,000	$1,529,850
Kentucky Economic Development Finance Authority Rev. (Norton Healthcare), “A”, 6.125%, 2010	5,000	5,106
Kentucky Economic Development Finance Authority Rev. (Norton Healthcare), “A”, ETM, 6.125%, 2010 (c)	5,000	5,247
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), 5%, 2042 (b)	500,000	529,495
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 5%, 2012	500,000	533,535
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “K”, 5%, 2039 (b)	1,000,000	1,060,530
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), NATL, 4.125%, 2046 (b)	1,000,000	1,018,400
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 4%, 2014	2,000,000	1,986,480
Michigan Hospital Finance Authority Rev. (McLaren Health Care Corp.), 5%, 2013	500,000	510,195
Mississippi Hospital Equipment & Facilities Authority Rev. (Southwest Mississippi Regional Medical Center), 5%, 2014	500,000	493,185
Missouri Health & Educational Facilities Authority Rev. (Ascension Health), 3.5%, 2026 (b)	1,000,000	1,000,940
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 5.25%, 2038 (b)	1,000,000	1,077,570
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 4.1%, 2041 (b)	1,500,000	1,562,865
New Hampshire Health & Education Facilities Authority Rev. (Concord Hospital), 5%, 2013	750,000	783,660
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 5%, 2014	685,000	698,556
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), 6.25%, 2022	1,000,000	1,105,110
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5%, 2016	620,000	651,471
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5.2%, 2017	620,000	651,298
Oklahoma Development Finance Authority Health System Rev. (Integris Baptist Medical Center), 5%, 2013	500,000	537,135
Oklahoma Development Finance Authority Hospital Rev. (Unity Health Center), 5%, 2013	875,000	908,583
Orange County, FL, Health Facilities Authority Rev. (The Nemours Foundation), “A”, 4%, 2017	500,000	515,690

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 5.75%, 2010	$250,000	$255,820
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	870,000	876,003
South Carolina Jobs-Economic Development Authority Hospital Rev. (Palmetto Health), 3.5%, 2013	500,000	496,690
South Carolina Jobs-Economic Development Authority Hospital Rev. (Palmetto Health), 5%, 2014	1,000,000	1,039,240
South Carolina Jobs-Economic Development Authority Hospital Rev. (Palmetto Health), 5%, 2015	800,000	818,768
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 2021	790,000	801,637
Steubenville, OH, Hospital Rev. (Trinity Hospital), ETM, 5.75%, 2010 (c)	220,000	230,518
Sullivan County, TN, Health Educational & Housing Facilities Board Rev. (Wellmont Health System), RADIAN, 5%, 2016	1,000,000	981,810
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott and White Hospital), 5%, 2018	500,000	538,605
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2019	500,000	524,835
Waco, TX, Health Facilities Development Corp. (Ascension Health), “A”, 5.5%, 2009	250,000	250,388
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 2019	1,500,000	1,731,120
Washington Health Care Facilities Authority Rev. (Central Washington Health), 6%, 2015	1,900,000	2,020,365
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.125%, 2027 (b)	1,000,000	1,015,650
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2012	610,000	629,666
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2013	645,000	668,265
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5%, 2014	1,100,000	1,098,988
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,456,755

		$71,450,454
Healthcare Revenue - Long Term Care - 0.4%
Colorado Health Facilities Authority Rev. (The Evangelical Lutheran Good Samaritan Society), “B”, 5%, 2039 (b)	$1,000,000	$1,036,650

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Tarrant County, TX, Cultural Educational Facilities Finance Corp. (Buckner Retirement), 5%, 2016	$500,000	$509,485

		$1,546,135
Human Services - 0.4%
New York Dormitory Authority Rev. (NYSARC, Inc.), “A”, 5%, 2015	$1,500,000	$1,565,175

Industrial Revenue - Chemicals - 0.6%
Brazos River, TX, Habor Navigation District, (Dow Chemical), “B-1”, 5.5%, 2033 (b)	$1,500,000	$1,554,870
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	1,000,000	1,063,940

		$2,618,810
Industrial Revenue - Environmental Services - 1.0%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$138,476
California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	250,000	257,823
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	400,000	418,380
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2012	500,000	495,790
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013	1,000,000	995,920
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	1,000,000	976,680
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 5.3%, 2015 (b)	1,000,000	1,010,870

		$4,293,939
Industrial Revenue - Other - 1.3%
Allegheny County, PA, Industrial Development Authority Rev. (Marathon Oil Corp.), 4.75%, 2032 (b)	$1,425,000	$1,494,426
Cartersville, GA, Development Authority Rev. (Anheuser-Busch), 5.1%, 2012	375,000	388,463
Gulf Coast, TX, Waste Disposal Authority Environmental Facilities Rev. (BP Products North America), 2.3%, 2042 (b)	3,000,000	3,005,430
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	610,000	619,894

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Other - continued
Utah County, UT, Environmental Improvement Rev. (Marathon Oil), 5.05%, 2017 (b)	$300,000	$312,690

		$5,820,903
Industrial Revenue - Paper - 0.8%
Bucksport, ME, Solid Waste Disposal Rev. (International Paper), “A”, 4%, 2014	$1,000,000	$971,560
Courtland, AL, Industrial Development Board Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2013	750,000	767,408
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,500,000	1,670,055

		$3,409,023
Miscellaneous Revenue - Entertainment & Tourism - 0.2%
George L. Smith II, GA, World Congress Center Authority Rev. (Domed Stadium), NATL, 6%, 2011	$1,000,000	$1,032,110

Miscellaneous Revenue - Other - 2.7%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	$1,000,000	$939,600
California Infrastructure & Economic Development Bank Rev. (J. Paul Getty Trust), “A-1”, 2.5%, 2047 (b)	1,500,000	1,534,545
Citizens Property Insurance Corp., FL, “A-1”, ASSD GTY, 5%, 2012	1,500,000	1,594,860
Dayton Montgomery County, OH, Port Dayton, “A”, 4.75%, 2015	605,000	580,727
Fulton County, GA, Development Authority Rev. (Robert Woodruff), “B”, 5%, 2016	1,000,000	1,068,970
Illinois Development Finance Authority Rev. (Elgin School District), FSA, 0%, 2010	500,000	499,320
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation), 4.75%, 2014	1,060,000	1,123,473
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2013	2,185,000	2,438,067
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2014	1,890,000	2,127,875

		$11,907,437
Multi-Family Housing Revenue - 1.6%
Massachusetts Housing Finance Agency, Rental Housing Rev., “A”, FSA, 5.05%, 2018	$2,000,000	$2,049,420
New Jersey Housing & Mortgage Finance Agency, Multi-Family Rev., “C”, 2.55%, 2012	2,000,000	1,996,000

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
South Dakota Housing Development Authority, “B”, 2.7%, 2014	$3,000,000	$3,002,130

		$7,047,550
Sales & Excise Tax Revenue - 0.5%
California Economic Recovery, “B”, 5%, 2011 (b)(c)	$1,000,000	$1,057,970
Spokane, WA, Public Facilities District Hotel, “A”, NATL, 5.75%, 2012	425,000	451,333
Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area B, 4.75%, 2016	580,000	589,210

		$2,098,513
Single Family Housing Revenue - Local - 0.1%
Sedgwick & Shawnee County, KS, Mortgage Backed Securities, “B-4”, GNMA, 4.25%, 2023	$335,000	$337,506

Single Family Housing - State - 1.3%
Colorado Housing & Finance Authority Rev., Single Family Program, “A-3”, 7.25%, 2010	$10,000	$10,022
Colorado Housing & Finance Authority Rev., Single Family Program, “A-3”, 6.3%, 2012	25,000	25,139
Colorado Housing & Finance Authority Rev., Single Family Program, “B-3”, 6.7%, 2016	10,000	10,372
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	15,000	15,578
Colorado Housing & Finance Authority Rev., Single Family Program, “I”, 3.1%, 2013	3,310,000	3,347,238
Massachusetts Housing Finance Agency, “A”, NATL, 5.35%, 2010	230,000	230,867
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	380,000	395,394
New Hampshire Housing Finance Authority, Single Family Rev., Mortgage Acquisition, “F”, 3.7%, 2010	360,000	359,014
Oklahoma Housing Finance Agency Single Family Rev., Mortgage Homeownership, GNMA, 7.6%, 2015	15,000	15,102
Tennessee Housing Development Agency (Homeownership Program), “2”, 2.15%, 2013	730,000	724,912
Tennessee Housing Development Agency (Homeownership Program), “2”, 2.2%, 2013	155,000	152,853
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	230,000	231,254
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	295,000	296,746

		$5,814,491

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Solid Waste Revenue - 0.5%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Semass Systems), “B”, NATL, 5.625%, 2012	$400,000	$415,304
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	300,000	294,024
South Bayside, CA, Waste Management Authority, Solid Waste Enterprise Rev. (Shoreway Environmental), “A”, 5%, 2012	400,000	426,420
South Bayside, CA, Waste Management Authority, Solid Waste Enterprise Rev. (Shoreway Environmental), “A”, 5%, 2013	400,000	428,688
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010	400,000	416,492

		$1,980,928
State & Agency - Other - 1.3%
Kentucky Property & Buildings Commerce Rev. (Project Number 69), “A”, FSA, 5.5%, 2011	$500,000	$535,945
New York Dormitory Authority Rev. (City University), NATL, 5.25%, 2011	1,270,000	1,341,666
Puerto Rico Government Development Bank, “B”, 5%, 2014	2,500,000	2,580,100
Tulsa County, OK, Industrial Authority Educational Facilities Lease Rev. (Jenks Public School), 5%, 2012	1,000,000	1,074,260

		$5,531,971
State & Local Agencies - 4.6%
Alabama Public School & College Authority, “A”, 5%, 2015	$2,000,000	$2,189,480
California Public Works Board Lease Rev., 5%, 2014	1,000,000	1,043,710
Columbus, IN, Multi-School Building Corp., First Mortgage, FSA, 5%, 2010	725,000	731,155
Florida Department Management Services Rev. “A”, FSA, 5.25%, 2015	1,875,000	2,103,113
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AMBAC, 5%, 2020	2,200,000	2,182,906
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “B”, 5.5%, 2013 (c)	1,000,000	1,129,760
Hamilton Heights School Building Corp., First Mortgage, “N”, FSA, 5%, 2014	1,875,000	2,114,269
Hampton, VA, Museum Rev., 5%, 2014	760,000	826,424
Indiana Bond Bank Common School Fund, AMBAC, 5.75%, 2013	305,000	312,253
New Jersey Economic Development Authority Rev., FSA, 5%, 2029 (b)	1,000,000	1,105,270
New York Dormitory Authority Rev., FGIC, 5.25%, 2029 (b)	1,000,000	1,077,490
New York Tobacco Settlement Financing Corp., “B-1”, 5.25%, 2013	360,000	360,040
New York Tobacco Settlement Financing Corp., “B-1C”, 5.5%, 2019	1,000,000	1,059,730
New York Urban Development Corp. Rev., “A”, 5.125%, 2015	675,000	723,843
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2016	1,250,000	1,425,250

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Virginia Public School Authority, 5%, 2013	$1,000,000	$1,116,790
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2012	85,000	89,106
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2013	215,000	226,696

		$19,817,285
Student Loan Revenue - 1.1%
Massachusetts Educational Financing Authority, “H”, ASSD GTY, 6.125%, 2022	$1,500,000	$1,561,785
New Mexico Educational Assistance Foundation, “B”, 4%, 2015	3,000,000	3,154,230

		$4,716,015
Tax - Other - 1.9%
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 2021	$1,500,000	$1,706,355
Guam Government Ltd. Obligation Rev., “A”, 5%, 2013	825,000	885,209
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015	2,730,000	2,782,689
New York City, NY, Transitional Finance Authority Rev., 5%, 2011	625,000	675,988
New York City, NY, Transitional Finance Authority Rev., “A”, 5%, 2014	1,000,000	1,136,240
Virgin Islands Public Finance Authority Rev., “A”, 6%, 2014	400,000	432,724
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2013	200,000	212,894
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2014	250,000	265,148

		$8,097,247
Tax Assessment - 0.1%
Dyer, IN, Redevelopment Authority, Economic Development Lease Rent, CIFG, 5%, 2011	$570,000	$590,942

Tobacco - 2.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$1,790,000	$1,596,859
New Jersey Tobacco Settlement Financing Corp., “1A”, 4.5%, 2023	4,155,000	3,755,871
South Carolina Tobacco Settlement Authority Rev., “B”, 6%, 2022 (c)	145,000	148,973
Southern California, CA, Tobacco Settlement Authority Rev., “A”, 5.625%, 2012 (c)	1,000,000	1,113,210
Tobacco Settlement Financing Corp., NJ, 6.75%, 2013 (c)	1,460,000	1,723,574

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Virginia Tobacco Settlement Financing Corp., 5.25%, 2019 (c)	$560,000	$588,095

		$8,926,582
Transportation - Special Tax - 2.6%
Chicago, IL, Transit Authority Capital Grant Receipts Rev., AMBAC, 5%, 2014	$2,000,000	$2,172,440
Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011	1,000,000	1,054,310
Missouri Highways & Transit Commission State Road Rev. (Federal Reimbursement), “A”, 5%, 2015	3,000,000	3,404,040
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax), NATL, 5.5%, 2013	2,395,000	2,709,392
New Jersey Transportation Trust Fund Authority, NATL, 5%, 2011 (c)	1,000,000	1,090,060
Texas Transportation Commission Rev., 5%, 2011	725,000	767,130

		$11,197,372
Universities - Colleges - 11.7%
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 2015	$1,000,000	$1,054,640
Biola University, CA, Authority Rev., 5%, 2018	550,000	559,037
Central Michigan University Rev., 5%, 2017	1,760,000	1,915,584
Cumberland County, PA, Municipal Authority Rev., AICUP Financing (Dickinson College), “Q1”, 2.75%, 2039 (b)	400,000	399,884
District of Columbia University Rev. (Georgetown University), “A”, 5%, 2013	1,400,000	1,500,366
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5%, 2018	1,075,000	1,077,849
Harris County, TX, Cultural Educational Facilities Finance Corp. (Baylor College of Medicine), 4%, 2011	500,000	515,660
Hempstead, NY, Local Development Corporation Rev. (Adelphi University), “A”, 5%, 2014	600,000	653,928
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), “A”, 4.3%, 2030 (b)	500,000	499,700
Illinois Finance Authority Rev. (IIlinois Institute of Technology), “A”, 5%, 2016	1,000,000	1,001,040
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2017	2,000,000	1,990,120
Illinois Finance Authority Rev. (University of Chicago), “B”, 5%, 2017	1,000,000	1,117,040
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014	150,000	153,780
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2018	1,485,000	1,533,990
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2019	1,000,000	1,027,960

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Massachusetts Health & Educational Facilities Authority Rev. (Amherst College), “K-2”, 2.75%, 2038 (b)	$1,000,000	$1,017,970
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.25%, 2012	375,000	415,133
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), 4.1%, 2037 (b)	1,000,000	1,009,770
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “T-1”, 4.125%, 2037 (b)	1,000,000	1,015,100
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 2.5%, 2011	760,000	778,194
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 2.5%, 2012	585,000	603,433
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 3%, 2013	855,000	893,321
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 3%, 2014	680,000	703,338
Medical Center Educational Building Corp. Rev. (University of Mississippi), 4%, 2014	1,240,000	1,312,205
Medical Center Educational Building Corp. Rev. (University of Mississippi), 4%, 2015	2,330,000	2,447,525
Michigan University Rev. (Wayne State University), “A”, 5%, 2013	1,000,000	1,105,800
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities (Vanderbilt University), “B”, 5%, 2012	1,000,000	1,108,280
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,710,000	1,871,099
New York City, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 2.75%, 2036 (b)	1,190,000	1,219,512
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.5%, 2012	685,000	700,351
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2019	1,250,000	1,258,575
Southeast Missouri State University, System Facilities Rev., NATL, 5.625%, 2010	250,000	254,365
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame Du Lac), 3.875%, 2040 (b)	1,000,000	1,039,820
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 2016	1,000,000	1,091,310
Texas A&M University Rev., “A”, 5%, 2015	750,000	849,593
Tompkins County, NY, Industrial Development Agency Rev. (Ithaca College), 5%, 2016	3,000,000	3,189,450
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 2022	1,000,000	1,048,200
University of Delaware Rev., “A”, 2%, 2037 (b)	1,200,000	1,206,684

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
University of Michigan Rev., “A”, 4%, 2014	$750,000	$815,625
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 2016	1,000,000	1,036,640
University of Texas, Permanent University Fund, “B”, 5%, 2014 (c)	2,000,000	2,279,900
University of Texas, Permanent University Fund, “B”, 5%, 2020	500,000	573,415
University of Texas, Permanent University Fund, “C”, 5%, 2021	1,000,000	1,090,840
University of Texas, Permanent University Fund, “D”, 5%, 2018	1,000,000	1,123,630
Utah Board of Regents Auxiliary & Campus Facilities System Rev., “A”, NATL, 5%, 2018	1,090,000	1,176,023
Utah Board of Regents Rev. (University of Utah), “A”, 4%, 2014	200,000	216,620
Western Michigan University Rev., ASSD GTY, 5.25%, 2014	1,000,000	1,115,700

		$50,567,999
Universities - Dormitories - 0.2%
California Statewide Communities Development Authority Student Housing (University of California-Irvine), 5%, 2014	$1,000,000	$1,044,840

Universities - Secondary Schools - 0.1%
District of Columbia Rev. (Gonzaga College High School), FSA, 5%, 2012	$215,000	$222,697

Utilities - Investor Owned - 6.5%
Brazos River, TX, Authority Rev. (Centerpoint Energy), “B”, FGIC, 4.25%, 2017	$1,260,000	$1,274,074
Brazos River, TX, Authority Rev. (Centerpoint Energy), “C”, AMBAC, 5.125%, 2019	500,000	502,125
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co.), 4.95%, 2048 (b)	1,000,000	1,042,450
California Statewide Communities Development Authority Poll (Southern California Edison Co.), “A”, SYNCORA, 4.1%, 2028 (b)	500,000	503,150
Chesapeake, VA., Economic Development Authority Pollution Control (Virginia Electric Power Co.) Rev., 3.6%, 2032 (b)	1,000,000	1,029,920
Connecticut Pollution Control Development Authority Rev. (Connecticut Light & Power Co.), “A”, 5.25%, 2031 (b)	1,000,000	1,017,180
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.), “A”, FGIC, 4%, 2032 (b)	695,000	696,029
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico), “C”, AMBAC, 5.7%, 2016	2,000,000	2,001,000
Hillsborough County, FL, Industrial Development Authority (Tampa Electric), 5.15%, 2025 (b)	1,000,000	1,053,080
Indiana Finance Authority Environmental Facilities Rev. (Indianapolis Power & Light Co.), “B”, 4.9%, 2016	1,000,000	1,045,870

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Iowa Finance Authority Pollution Control Facilities Rev. (Interstate Power & Light), FGIC, 5%, 2014	$1,000,000	$1,028,360
Jasper County, IN, Pollution Control Rev. (Northern Indiana Public Service), NATL, 4.15%, 2010	500,000	502,850
Madison, WI, Industrial Development Rev. (Madison Gas & Electric Co.), “B”, 4.875%, 2027 (b)	420,000	453,193
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	325,000	344,760
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,045,000	1,201,332
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	220,000	239,811
Matagorda County, TX, Navigation District No. 1 Pollution Control Rev. (AEP-Texas Central Co.), 5.125%, 2030 (b)	1,000,000	1,025,280
Michigan Strategic Fund Ltd. Obligation Rev. (The Detriot Edison Co.), 5.25%, 2029 (b)	1,000,000	1,049,910
Missouri Environmental Improvement & Energy Resources Authority (Kansas Power & Light Co.), SYNCORA, 5.25%, 2017 (b)	1,000,000	1,036,200
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “C”, 5.5%, 2034 (b)	1,000,000	1,041,310
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 7.125%, 2027 (b)	1,565,000	1,696,523
New York Energy Research & Development Authority (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 2032 (b)	1,130,000	1,188,500
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Corp.), 5.25%, 2023 (b)	1,500,000	1,531,080
Pennsylvania Economic Development Financing Authority (Exelon Generation Co. LLC), “A”, 5%, 2042 (b)	1,450,000	1,528,286
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	2,135,000	2,134,893
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), NATL, 4.45%, 2020	305,000	292,794
Titus County, TX, Fresh Water Supply District, (Southwestern Electric Power Company), 4.5%, 2011	500,000	513,415
York County, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric & Power Co.), “A”, 4.05%, 2033 (b)	1,000,000	1,048,960

		$28,022,335
Utilities - Municipal Owned - 3.9%
California Department of Water Resources, Power Supply Rev., “A”, 5.5%, 2010	$600,000	$614,652

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
California Infrastructure & Economic Development Bank Rev., “A”, 4%, 2015	$1,260,000	$1,290,479
Dalton, GA, Utilities Rev., FSA, 6%, 2012	500,000	549,285
Energy Northwest, WA, Wind Project Rev., NATL, 5%, 2013	280,000	304,318
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5%, 2014	1,000,000	1,102,060
Indianapolis, IN, Gas Utility Rev., ASSD GTY, 5%, 2030 (b)	1,500,000	1,608,615
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011	500,000	532,305
Lakeland, FL, Energy System Rev., 1.01%, 2012	1,000,000	1,000,000
Lower Colorado River Authority, TX, Rev., “A”, ETM, NATL, 5%, 2011 (c)	30,000	31,961
Lower Colorado River Authority, TX, Rev., “N”, NATL, 5%, 2011	470,000	494,797
Massachusetts Development Finance Agency (Devens Electrical Systems), 5.125%, 2011	90,000	90,727
Monroe County, GA, Development Authority Pollution Control Rev., (Oglethorpe Power) AMBAC, 4.625%, 2036 (b)	1,000,000	1,015,680
Muscatine, IA, Electric Rev., “A”, AMBAC, 5.5%, 2010	1,000,000	1,005,850
North Carolina Eastern Municipal Power Agency, “A”, 5.5%, 2010	750,000	752,235
North Carolina Eastern Municipal Power Agency, “A”, 5%, 2014	1,000,000	1,072,340
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5.5%, 2013	500,000	548,455
Puerto Rico Electric Power Authority, Power Rev., “CC”, FSA, 5%, 2010	700,000	700,945
Salt River, AZ, Agricultural Improvement (Salt River), “A”, 5%, 2011	500,000	524,695
Southern California Public Power Authority (San Juan), “A”, FSA, 5.375%, 2012	595,000	642,320
Southern Minnesota Municipal Power Agency, Power Supply System Rev., “A”, 5%, 2015	375,000	402,420
Tacoma, WA, Electric Systems Rev., “A”, FSA, 5.5%, 2011	500,000	527,395
Vermont Public Power Supply Authority Rev. (Swanton Peaking), “A”, ASSD GTY, 3%, 2013	875,000	899,150
Wyoming Municipal Power Agency Power Supply System Rev. “A”, 3.25%, 2014	200,000	202,248
Wyoming Municipal Power Agency Power Supply System Rev. “A”, 3.75%, 2016	600,000	605,238
Wyoming Municipal Power Agency Power Supply System Rev. “A”, 3.875%, 2017	300,000	301,386

		$16,819,556
Utilities - Other - 1.7%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2016	$270,000	$286,254
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 2017	1,350,000	1,400,126

21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	$355,000	$369,381
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5%, 2015	190,000	200,114
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5%, 2016	1,175,000	1,230,965
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.125%, 2016	365,000	366,128
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5%, 2022	1,000,000	1,000,850
SA Energy Acquisition Public Facilities Corp., TX, Gas Supply Rev., 5%, 2012	1,500,000	1,590,525
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,000,000	988,600

		$7,432,943
Water & Sewer Utility Revenue - 6.3%
Allentown, PA, Water Rev., Guaranteed, AMBAC, 5%, 2011	$925,000	$967,051
Atlanta, GA, Water & Wastewater Rev., “A”, FGIC, 5.5%, 2014	1,185,000	1,301,782
Fond Du Lac, WS, Water works Rev., “B”, 4.5%, 2010	1,500,000	1,512,795
Harrison County, MS, Wastewater Treatment Facilities, “A”, ETM, FGIC, 5.5%, 2011 (c)	400,000	423,432
Houston, TX, Utilities Systems Rev., NATL, 5.25%, 2014	1,485,000	1,661,581
Houston, TX, Utilities Systems Rev., “A”, FSA, 5%, 2012	1,500,000	1,647,000
King County, WA, Sewer Rev., FGIC, 5.25%, 2012	750,000	813,840
Michigan Municipal Bond Authority, Clean Water Rev., 5.25%, 2011	1,000,000	1,081,120
Michigan Municipal Bond Authority, Clean Water Rev., 5.375%, 2014	1,920,000	2,105,587
Mississippi Development Bank Special Obligation (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 2015	1,000,000	1,087,120
New York Environmental Facilities Corp., 5%, 2012	2,085,000	2,284,305
New York Environmental Facilities Corp., “I”, 5%, 2013	1,000,000	1,121,530
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), FSA, 5%, 2013	540,000	578,486
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 2020	2,000,000	2,308,986
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 2021	1,260,000	1,438,454
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013	690,000	738,141
Toledo, OH, Waterworks Rev., NATL, 4.75%, 2017	2,000,000	2,011,120
Truckee Meadows, NV, Water Authority, “A”, FSA, 5.5%, 2011	1,000,000	1,075,360
Utah Water Finance Agency Rev., “A”, AMBAC, 5%, 2012	500,000	549,315
Virginia Resources Authority, Clean Water Rev., 5%, 2019	1,980,000	2,228,688
Wilsonville, OR, Water Systems Rev., NATL, 5%, 2010	300,000	307,530

		$27,243,223
Total Municipal Bonds (Identified Cost, $396,184,845)		$406,338,368

22

Portfolio of Investments (unaudited) – continued

Floating Rate Demand Notes - 1.8%
Issuer	Shares/Par	Value ($)

Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.18%, due 11/02/09	$2,900,000	$2,900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.18%, due 11/02/09	3,200,000	3,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.18%, due 11/02/09	1,600,000	1,600,000
Total Floating Rate Demand Notes, at Cost and Value		$7,700,000

Money Market Funds (v) - 5.4%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value	23,330,446	$23,330,446
Total Investments (Identified Cost, $427,215,291)		$437,368,814

Other Assets, Less Liabilities - (1.1)%		(4,643,935)
Net Assets - 100.0%		$432,724,879

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(j)	Crossover refunded bond.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

23

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $403,884,845)	$414,038,368
Underlying funds, at cost and value	23,330,446
Total investments, at value (identified cost, $427,215,291)	$437,368,814
Receivables for
Investments sold	232,300
Fund shares sold	5,873,576
Interest and dividends	5,071,583
Total assets	$448,546,273
Liabilities
Payables for
Distributions	$262,432
Investments purchased	14,970,689
Fund shares reacquired	512,049
Payable to affiliates
Investment adviser	17,345
Shareholder servicing costs	14,884
Distribution and service fees	12,680
Administrative services fee	621
Payable for independent Trustees’ compensation	6,295
Accrued expenses and other liabilities	24,399
Total liabilities	$15,821,394
Net assets	$432,724,879
Net assets consist of
Paid-in capital	$426,166,913
Unrealized appreciation (depreciation) on investments	10,153,523
Accumulated net realized gain (loss) on investments	(3,715,357)
Undistributed net investment income	119,800
Net assets	$432,724,879
Shares of beneficial interest outstanding	55,146,019

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$348,577,522	44,425,353	$7.85
Class B	7,709,726	983,729	7.84
Class C	76,437,631	9,736,937	7.85

(a)	Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.05. On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

24

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$6,429,831
Dividends from underlying funds	16,465
Total investment income	$6,446,296
Expenses
Management fee	$689,054
Distribution and service fees	597,702
Shareholder servicing costs	115,069
Administrative services fee	34,783
Independent Trustees’ compensation	7,265
Custodian fee	29,913
Shareholder communications	12,709
Auditing fees	21,871
Legal fees	3,111
Miscellaneous	49,894
Total expenses	$1,561,371
Fees paid indirectly	(1,465)
Reduction of expenses by investment adviser and distributor	(68,320)
Net expenses	$1,491,586
Net investment income	$4,954,710
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)	$3,631
Change in unrealized appreciation (depreciation)
Investments	$5,494,486
Net realized and unrealized gain (loss) on investments	$5,498,117
Change in net assets from operations	$10,452,827

See Notes to Financial Statements

25

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six Months ended 10/31/09 (unaudited)	Year ended 4/30/09
From operations
Net investment income	$4,954,710	$6,035,447
Net realized gain (loss) on investments	3,631	(611,567)
Net unrealized gain (loss) on investments	5,494,486	3,094,760
Change in net assets from operations	$10,452,827	$8,518,640
Distributions declared to shareholders
From net investment income	$(4,820,654)	$(6,094,944)
Change in net assets from fund share transactions	$157,626,839	$110,468,656
Total change in net assets	$163,259,012	$112,892,352
Net assets
At beginning of period	269,465,867	156,573,515
At end of period (including undistributed net investment income of $119,800 and accumulated distributions in excess of net investment income of $14,256)	$432,724,879	$269,465,867

See Notes to Financial Statements

26

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class A			2009	2008	2007		2006	2005

Net asset value, beginning of period	$7.71		$7.67	$7.70	$7.66		$7.79	$7.83
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.25	$0.27	$0.27	(z)	$0.24	$0.23
Net realized and unrealized gain (loss) on investments	0.14		0.05	(0.02)	0.02	(z)	(0.13)	(0.04)
Total from investment operations	$0.26		$0.30	$0.25	$0.29		$0.11	$0.19
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.26)	$(0.28)	$(0.25)		$(0.24)	$(0.23)
Net asset value, end of period	$7.85		$7.71	$7.67	$7.70		$7.66	$7.79
Total return (%) (r)(s)(t)	3.36	(n)	3.99	3.25	3.83		1.40	2.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.77	0.78	0.85		0.86	0.82
Expenses after expense reductions (f)	0.70	(a)	0.63	0.63	0.70		0.71	0.67
Net investment income	3.04	(a)	3.33	3.53	3.55	(z)	3.11	3.00
Portfolio turnover	5		15	30	9		13	17
Net assets at end of period (000 omitted)	$348,578		$214,796	$124,161	$116,562		$149,936	$177,889

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class B			2009	2008	2007		2006	2005

Net asset value, beginning of period	$7.70		$7.66	$7.69	$7.65		$7.78	$7.82
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20	$0.21	$0.21	(z)	$0.18	$0.18
Net realized and unrealized gain (loss) on investments	0.14		0.04	(0.02)	0.02	(z)	(0.13)	(0.05)
Total from investment operations	$0.23		$0.24	$0.19	$0.23		$0.05	$0.13
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.20)	$(0.22)	$(0.19)		$(0.18)	$(0.17)
Net asset value, end of period	$7.84		$7.70	$7.66	$7.69		$7.65	$7.78
Total return (%) (r)(s)(t)	2.97	(n)	3.22	2.46	3.06		0.66	1.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50	(a)	1.52	1.53	1.61		1.61	1.58
Expenses after expense reductions (f)	1.48	(a)	1.37	1.38	1.46		1.46	1.43
Net investment income	2.32	(a)	2.63	2.79	2.79	(z)	2.36	2.25
Portfolio turnover	5		15	30	9		13	17
Net assets at end of period (000 omitted)	$7,710		$10,486	$10,454	$15,393		$23,575	$32,702

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class C			2009	2008	2007		2006	2005

Net asset value, beginning of period	$7.71		$7.67	$7.71	$7.67		$7.80	$7.83
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	$0.21	$0.21	(z)	$0.18	$0.17
Net realized and unrealized gain (loss) on investments	0.13		0.04	(0.04)	0.01	(z)	(0.14)	(0.04)
Total from investment operations	$0.22		$0.23	$0.17	$0.22		$0.04	$0.13
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.19)	$(0.21)	$(0.18)		$(0.17)	$(0.16)
Net asset value, end of period	$7.85		$7.71	$7.67	$7.71		$7.67	$7.80
Total return (%) (r)(s)(t)	2.91	(n)	3.11	2.24	2.96		0.54	1.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.62	1.63	1.70		1.71	1.67
Expenses after expense reductions (f)	1.55	(a)	1.48	1.48	1.55		1.56	1.52
Net investment income	2.18	(a)	2.46	2.68	2.70	(z)	2.26	2.21
Portfolio turnover	5		15	30	9		13	17
Net assets at end of period (000 omitted)	$76,438		$44,185	$21,959	$24,634		$35,569	$43,977

Any redemption fees charged by the fund during the 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of less than $0.01 per share to net investment income, a decrease of less than $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the investment income ratio for the year ended April 30, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

29

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Municipal Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through December 17, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid

30

Notes to Financial Statements (unaudited) – continued

quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1

31

Notes to Financial Statements (unaudited) – continued

includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of October 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$406,338,368	$—	$406,338,368
Short Term Securities	—	7,700,000	—	7,700,000
Mutual Funds	23,330,446	—	—	23,330,446
Total Investments	$23,330,446	$414,038,368	$—	$437,368,814

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended October 31, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

32

Notes to Financial Statements (unaudited) – continued

Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/09
Tax-exempt income	$6,094,944

33

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/09
Cost of investments	$426,899,932
Gross appreciation	11,495,251
Gross depreciation	(1,026,369)
Net unrealized appreciation (depreciation)	$10,468,882

As of 4/30/09
Undistributed tax-exempt income	598,348
Capital loss carryforwards	(3,648,062)
Post-October capital loss deferral	(269,811)
Other temporary differences	(612,604)
Net unrealized appreciation (depreciation)	4,857,922

The aggregate cost above includes prior fiscal year end tax adjustments.

As of April 30, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

4/30/11	$(159,222)
4/30/12	(277,860)
4/30/13	(789,744)
4/30/14	(625,131)
4/30/15	(746,953)
4/30/16	(432,394)
4/30/17	(616,758)
$(3,648,062)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after

34

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/09	Year ended 4/30/09
Class A	$4,100,198	$5,150,638
Class B	97,161	256,020
Class C	623,295	688,286
Total	$4,820,654	$6,094,944

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2011. For the six months ended October 31, 2009, this reduction amounted to $12,907 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $69,045 for the six months ended October 31, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

35

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$261,176
Class B	0.75%	0.25%	1.00%	0.92%	40,258
Class C	0.75%	0.25%	1.00%	1.00%	296,268
Total Distribution and Service Fees					$597,702

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2009 based on each class’ average daily net assets. Prior to September 1, 2009, 0.15% of the Class A service fee was being paid by the fund. Payment of the remaining 0.10% of the Class A service fee was not yet in effect. Effective September 1, 2009, 0.15% of the Class A service fee is being paid by the fund, and 0.10% of the Class A service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2009, this waiver amounted to $53,678 and is reflected as a reduction of total expenses in the Statement of Operations. For one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. Prior to September 1, 2009, on assets attributable to all other Class B shares, 0.15% of the Class B service fee was in effect and the remaining portion of the Class B service fee was not in effect. Effective September 1, 2009, on assets attributable to all other Class B shares, 0.15% of the Class B service fee is being paid by the fund and 0.10% of the Class B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2009, this waiver amounted to $606 and is reflected as a reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until through August 31, 2010.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2009, were as follows:

Amount
Class A	$17,450
Class B	1,462
Class C	8,831

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net

36

Notes to Financial Statements (unaudited) – continued

assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2009, the fee was $58,363, which equated to 0.0339% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $56,706.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2009 was equivalent to an annual effective rate of 0.0202% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense of $197 and is included in independent Trustees’ compensation for the six months ended October 31, 2009. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $6,268 at October 31, 2009, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with

37

Notes to Financial Statements (unaudited) – continued

Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,487 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,129, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $165,610,977 and $17,404,767, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/09		Year ended 4/30/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	23,120,889	$180,435,188	20,395,366	$154,629,646
Class B	28,420	221,303	477,037	3,605,501
Class C	4,628,747	36,133,550	3,618,275	27,460,261
	27,778,056	$216,790,041	24,490,678	$185,695,408
Shares issued to shareholders in reinvestment of distributions
Class A	395,544	$3,087,574	508,310	$3,863,636
Class B	6,634	51,662	18,827	142,856
Class C	47,177	368,450	48,033	365,399
	449,355	$3,507,686	575,170	$4,371,891
Shares reacquired
Class A	(6,960,480)	$(54,256,024)	(9,224,671)	$(69,784,320)
Class B	(413,269)	(3,198,834)	(498,845)	(3,775,538)
Class C	(668,917)	(5,216,030)	(798,173)	(6,038,785)
	(8,042,666)	$(62,670,888)	(10,521,689)	$(79,598,643)

38

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/09		Year ended 4/30/09
	Shares	Amount	Shares	Amount
Net change
Class A	16,555,953	$129,266,738	11,679,005	$88,708,962
Class B	(378,215)	(2,925,869)	(2,981)	(27,181)
Class C	4,007,007	31,285,970	2,868,135	21,786,875
	20,184,745	$157,626,839	14,544,159	$110,468,656

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2009, the fund’s commitment fee and interest expense were $2,158 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,038,524	103,323,720	(88,031,798)	23,330,446

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,465	$23,330,446

39

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2008 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

40

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

41

Board Review of Investment Advisory Agreement – continued

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 waiver. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

42

Board Review of Investment Advisory Agreement – continued

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory

43

Board Review of Investment Advisory Agreement – continued

agreement with MFS should be continued for an additional one-year period, commencing August 1, 2009.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

44

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

45

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Research Bond Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

10/31/09

RBF-SEM

LETTER FROM THE CEO

Dear Shareholders:

There remains some question as to when the global economy will achieve a sustainable recovery. While some economists and market watchers are optimistic that the worst is behind us, a number also agree with U.S. Federal Reserve Board Chairman Ben Bernanke who said in September that “even though from a technical perspective the recession is very likely over at this point, it’s still going to feel like a very weak economy for some time.”

Have we in fact turned the corner? We have seen tremendous rallies in the markets over the past six months. The Fed has cut interest rates aggressively toward zero to support credit markets, global deleveraging has helped diminish inflationary concerns, and stimulus measures have put more money in the hands of the government and individuals to keep the economy moving. Still, unemployment remains high, consumer confidence and spending continue to waiver, and the housing market, while improving, has a long way to go to recover.

Regardless of lingering market uncertainties, MFS® is confident that the fundamental principles of long-term investing will always apply. We encourage investors to speak with their advisors to identify and research long-term investment opportunities thoroughly. Global research continues to be one of the hallmarks of MFS, along with a unique collaboration between our portfolio managers and sector analysts, who regularly discuss potential investments before making both buy and sell decisions.

As we continue to dig out from the worst financial crisis in decades, keep in mind that while the road back to sustainable recovery will be slow, gradual, and even bumpy at times, conditions are significantly better than they were six months ago.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

December 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	36.3%
Mortgage-Backed Securities	16.1%
Commercial Mortgage-Backed Securities	8.1%
High Yield Corporates	5.9%
Emerging Markets Bonds	5.9%
U.S. Treasury Securities	5.4%
Municipal Bonds	2.2%
U.S. Government Agencies	1.6%
Asset-Backed Securities	1.5%
Non-U.S. Government Bonds	1.3%
Collateralized Debt Obligations	0.7%

Credit quality of bonds (r)
AAA	46.7%
AA	5.2%
A	12.6%
BBB	25.8%
BB	7.3%
B	1.2%
CCC	0.4%
CC	0.4%
D (o)	0.0%
Not Rated	0.4%

Portfolio facts
Average Duration (d)(i)	4.2
Average Effective Maturity (i)(m)	6.4 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

Portfolio Composition – continued

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(c)	Includes holding in the MFS Institutional Money Market Portfolio which is not rated by a public rating agency. The average credit quality of rated securities (short-term) is based upon a market weighted average of the underlying holdings within the MFS Institutional Money Market Portfolio that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 10/31/09.

Percentages are based on net assets as of 10/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

The synchronized global downturn in economic activity experienced in the fourth quarter of 2008 and the first quarter of 2009 was among the most intense in the post-World War II period. The subsequent recovery in global activity, which covers this reporting period, has been similarly synchronized, led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus. As a result, credit conditions and equity indices improved considerably during the second half of the period. Nevertheless, the degree of financial and macroeconomic dislocation remained considerable.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. By the beginning of the reporting period, several central banks had approached their lower bound on policy rates and were examining the implementation and ramifications of quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the end of the period, there were broadening signs that the worst of the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2009 through October 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2009 through October 31, 2009.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/09	Ending Account Value 10/31/09	Expenses Paid During Period (p) 5/01/09-10/31/09
A	Actual	0.77%	$1,000.00	$1,147.89	$4.17
	Hypothetical (h)	0.77%	$1,000.00	$1,021.32	$3.92
B	Actual	1.56%	$1,000.00	$1,144.51	$8.43
	Hypothetical (h)	1.56%	$1,000.00	$1,017.34	$7.93
C	Actual	1.62%	$1,000.00	$1,144.17	$8.76
	Hypothetical (h)	1.62%	$1,000.00	$1,017.04	$8.24
I	Actual	0.63%	$1,000.00	$1,149.86	$3.41
	Hypothetical (h)	0.63%	$1,000.00	$1,022.03	$3.21
W	Actual	0.72%	$1,000.00	$1,149.31	$3.90
	Hypothetical (h)	0.72%	$1,000.00	$1,021.58	$3.67
R1	Actual	1.62%	$1,000.00	$1,144.17	$8.76
	Hypothetical (h)	1.62%	$1,000.00	$1,017.04	$8.24
R2	Actual	1.12%	$1,000.00	$1,147.22	$6.06
	Hypothetical (h)	1.12%	$1,000.00	$1,019.56	$5.70
R3	Actual	0.87%	$1,000.00	$1,148.60	$4.71
	Hypothetical (h)	0.87%	$1,000.00	$1,020.82	$4.43
R4	Actual	0.63%	$1,000.00	$1,150.01	$3.41
	Hypothetical (h)	0.63%	$1,000.00	$1,022.03	$3.21
529A	Actual	0.88%	$1,000.00	$1,148.88	$4.77
	Hypothetical (h)	0.88%	$1,000.00	$1,020.77	$4.48
529B	Actual	1.73%	$1,000.00	$1,143.62	$9.35
	Hypothetical (h)	1.73%	$1,000.00	$1,016.48	$8.79
529C	Actual	1.73%	$1,000.00	$1,143.76	$9.35
	Hypothetical (h)	1.73%	$1,000.00	$1,016.48	$8.79

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.83%, 1.63%, 1.68%, 0.69%, 0.78%, 1.68%, 1.18%, 0.93%, 0.69%, 0.94%, 1.79%, and 1.79% for Classes A, B, C, I, W, R1, R2, R3, R4, 529A, 529B, and 529C respectively; the actual expenses paid during the period would have been approximately $4.49, $8.81, $9.08, $3.74, $4.22, $9.08, $6.38,

Expense Table – continued

$5.04, $3.74, $5.09, $9.67, and $9.67 for Classes A, B, C, I, W, R1, R2, R3, R4, 529A, 529B, and 529C respectively; and the hypothetical expenses paid during the period would have been approximately $4.23, $8.29, $8.54, $3.52, $3.97, $8.54, $6.01, $4.74, $3.52, $4.79, $9.10, and $9.10 for Classes A, B, C, I, W, R1, R2, R3, R4, 529A, 529B, and 529C, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

10/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 95.0%
Issuer	Shares/Par	Value ($)

Airlines - 0.2%
American Airlines Pass-Through Trust, 10.375%, 2019	$1,840,000	$2,037,800
American Airlines, Inc., 3.857%, 2010	194,599	189,816
Continental Airlines, Inc., 7.25%, 2019	3,300,000	3,337,125

		$5,564,741
Asset Backed & Securitized - 10.2%
Anthracite CDO III Ltd., 6.077%, 2039 (z)	$5,000,000	$600,000
ARCap REIT, Inc., CDO, 6.1%, 2045 (z)	4,149,000	373,410
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045 (z)	2,354,000	211,860
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (z)	1,218,795	97,504
Banc of America Commercial Mortgage, Inc., 5.62%, 2051	2,494,000	2,403,838
Bayview Commercial Asset Trust, FRN, 0.554%, 2035 (z)	832,773	516,434
Bayview Commercial Asset Trust, FRN, 2.15%, 2035 (i)(z)	28,869,853	1,348,222
Bayview Commercial Asset Trust, FRN, 1.68%, 2036 (i)(z)	21,028,141	1,150,239
Bayview Commercial Asset Trust, FRN, 0.514%, 2036 (z)	655,116	435,652
Bayview Commercial Asset Trust, FRN, 1.798%, 2036 (i)(z)	22,075,109	1,214,131
Bayview Commercial Asset Trust, FRN, 2.391%, 2036 (i)(z)	36,682,068	2,567,745
Bayview Commercial Asset Trust, FRN, 2.331%, 2036 (i)(z)	17,878,497	1,385,584
Bayview Commercial Asset Trust, FRN, 2.477%, 2037 (i)(z)	40,175,569	2,904,694
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2013 (i)(z)	14,137,370	636,182
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	1,521,389	1,410,262
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	1,500,000	998,489
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	3,976,000	3,456,089
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.044%, 2040 (z)	4,984,717	2,104,049
Brascan Real Estate, CDO, FRN, 1.884%, 2040 (z)	418,000	16,720
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	4,660,000	3,262,000
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	15,744,017	14,134,909
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044	5,890,000	5,976,204
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044	400,000	343,661
Commercial Mortgage Asset Trust, FRN, 0.851%, 2032 (i)(z)	3,271,871	92,973
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	6,586,305	5,986,549
Commercial Mortgage Pass-Through Certificates, FRN, 0.435%, 2017 (n)	1,500,000	1,280,132

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset Backed & Securitized - continued
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	$18,408	$18,286
Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036	1,107,000	814,982
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	3,720,000	2,181,963
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	7,531,000	6,523,624
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	5,264,862	3,816,596
Credit-Based Asset Servicing & Securitization LLC, 5.737%, 2037	1,920,000	822,982
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	2,423,584	2,219,675
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 2037	2,300,000	852,716
Crest G-Star, CDO, 6.95%, 2032 (z)	6,526,000	3,589,300
CWCapital LLC, 5.223%, 2048	6,335,000	5,634,747
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	1,418,597	1,512,647
DLJ Commercial Mortgage Corp., 7.95%, 2033	1,000,000	1,042,261
E*TRADE RV & Marine Trust, 3.62%, 2018	645,632	650,913
Falcon Franchise Loan LLC, FRN, 2.067%, 2023 (i)(z)	331,349	16,302
Falcon Franchise Loan LLC, FRN, 3.895%, 2025 (i)(z)	6,960,509	512,293
First Union National Bank Commercial Mortgage Trust, FRN, 0.897%, 2043 (i)(n)	26,982,702	257,196
First Union-Lehman Brothers Bank of America, FRN, 0.423%, 2035 (i)	7,457,985	146,196
GE Capital Commercial Mortgage Corp., 6.269%, 2035	2,042,000	2,173,749
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	3,720,000	1,767,804
Gramercy Real Estate Ltd., CDO, FRN, 0.602%, 2035 (z)	1,260,000	630,000
Greenwich Capital Commercial Funding Corp., FRN, 5.918%, 2038	14,367,711	13,776,026
GS Mortgage Securities Corp., 5.56%, 2039	9,407,293	8,624,570
IMPAC CMB Trust, FRN, 0.984%, 2034	272,586	182,891
IMPAC CMB Trust, FRN, 1.164%, 2034	136,293	31,791
IMPAC Secured Assets Corp., FRN, 0.594%, 2036	1,094,382	770,994
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046	2,195,695	2,179,406
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	7,928,157	6,944,714
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.342%, 2042 (n)	4,180,000	1,447,746
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	6,330,000	5,038,495
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	11,798,000	10,767,528
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	10,140,000	9,689,954

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	$7,437,193	$6,850,828
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.99%, 2051	11,321,185	10,982,990
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	2,100,000	1,638,108
KKR Financial CLO Ltd., “C”, CDO, FRN, 1.89%, 2021 (n)(p)	7,257,649	3,592,536
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.34%, 2035 (i)	3,288,400	174,348
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037	2,589,181	566,109
Merrill Lynch Mortgage Trust, FRN, 5.656%, 2039	2,857,000	2,918,820
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	8,120,000	2,719,588
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.112%, 2049	4,652,000	4,651,954
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.172%, 2049	16,897,000	15,031,321
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050	6,810,000	5,732,501
Morgan Stanley Capital I, Inc., FRN, 1.36%, 2031 (i)(z)	2,293,088	44,228
Mortgage Capital Funding, Inc., FRN, 2.213%, 2031 (i)	294,515	236
Nationslink Funding Corp., FRN, 1.105%, 2030 (i)	1,020,966	36,416
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	1,706,475	1,686,109
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,280,000	440,939
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	1,781,313	995,829
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	1,242,542	1,214,646
Preferred Term Securities XIX Ltd., CDO, FRN, 0.649%, 2035 (z)	7,827,942	3,444,294
Prudential Securities Secured Financing Corp., FRN, 6.87%, 2013 (z)	1,905,000	2,014,860
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	4,852,000	3,608,265
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	8,795,000	2,902,252
RMAC PLC, FRN, 0.5%, 2036 (n)	4,090	4,010
Salomon Brothers Mortgage Securities, Inc., FRN, 6.863%, 2032 (z)	3,262,500	3,421,299
Structured Asset Securities Corp., FRN, 4.67%, 2035	1,970,053	1,697,528
Structured Asset Securities Corp., FRN, 0.484%, 2035	669,203	553,935
Thornburg Mortgage Securities Trust, FRN, 0.924%, 2043	46,863	40,038
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	1,900,000	1,910,447
Wachovia Bank Commercial Mortgage Trust, 5.313%, 2048	736,000	702,781

		$229,123,094
Automotive - 0.1%
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)	$1,925,000	$1,974,224

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - 0.1%
News America, Inc., 8.5%, 2025	$120,000	$141,444
News America, Inc., 6.9%, 2039 (n)	2,876,000	3,049,198

		$3,190,642
Brokerage & Asset Managers - 0.6%
INVESCO PLC, 4.5%, 2009	$8,978,000	$8,995,866
INVESCO PLC, 5.625%, 2012	4,255,000	4,366,962

		$13,362,828
Building - 0.6%
CRH America, Inc., 6.95%, 2012	$1,250,000	$1,355,340
CRH PLC, 8.125%, 2018	5,764,000	6,655,708
Odebrecht Finance Ltd., 7%, 2020 (z)	5,523,000	5,219,235

		$13,230,283
Cable TV - 1.6%
Charter Communications Holdings LLC, 12.875%, 2014 (n)	$4,015,000	$4,436,575
Comcast Cable Communications LLC, 6.75%, 2011	4,000	4,249
Comcast Corp., 5.45%, 2010	300,000	313,015
Cox Communications, Inc., 4.625%, 2013	600,000	624,373
Cox Communications, Inc., 8.375%, 2039 (z)	8,040,000	9,638,867
DIRECTV Holdings LLC, 7.625%, 2016	7,919,000	8,592,115
DIRECTV Holdings LLC, 5.875%, 2019 (n)	4,000,000	4,112,560
TCI Communications, Inc., 9.8%, 2012	1,703,000	1,950,698
Time Warner Entertainment Co. LP, 8.375%, 2033	5,117,000	6,136,757

		$35,809,209
Chemicals - 0.8%
Dow Chemical Co., 8.55%, 2019	$5,150,000	$5,879,358
Dow Chemical Co., 9.4%, 2039	7,198,000	8,854,253
Yara International A.S.A., 5.25%, 2014 (n)	2,700,000	2,811,596

		$17,545,207
Conglomerates - 0.3%
American Standard Cos., Inc., 7.625%, 2010	$5,745,000	$5,829,268
Kennametal, Inc., 7.2%, 2012	525,000	553,357

		$6,382,625
Consumer Products - 0.2%
Controladora Mabe S.A. de C.V., 7.875%, 2019 (z)	$4,553,000	$4,370,880
Newell Rubbermaid, Inc., 5.5%, 2013	805,000	829,605

		$5,200,485

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Services - 0.6%
Corrections Corp. of America, 7.75%, 2017	$3,155,000	$3,249,650
Western Union Co., 5.4%, 2011	9,060,000	9,670,073

		$12,919,723
Containers - 0.5%
Greif, Inc., 7.75%, 2019 (z)	$5,615,000	$5,755,375
Owens-Illinois, Inc., 7.375%, 2016	5,710,000	5,767,100

		$11,522,475
Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$7,306,000	$7,821,343
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	2,705,000	2,965,732

		$10,787,075
Electronics - 0.4%
Tyco Electronics Group S.A., 6.55%, 2017	$5,330,000	$5,593,414
Tyco Electronics Group S.A., 7.125%, 2037	2,710,000	2,779,371

		$8,372,785
Emerging Market Quasi-Sovereign - 2.7%
Export-Import Bank of Korea, 5.875%, 2015	$5,562,000	$5,862,559
Gaz Capital S.A., 8.125%, 2014 (n)	6,415,000	6,776,165
KazMunaiGaz Finance B.V., 8.375%, 2013	3,749,000	3,945,823
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	4,766,000	5,695,370
Majapahit Holding B.V., 7.75%, 2020 (z)	6,027,000	5,975,891
Mubadala Development Co., 7.625%, 2019 (n)	2,443,000	2,772,805
National Agricultural Co., 5%, 2014 (n)	6,548,000	6,664,738
Petrobras International Finance Co., 5.75%, 2020	2,618,000	2,610,146
Petrobras International Finance Co., 6.875%, 2040	2,979,000	2,976,021
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	5,455,000	6,191,425
Qtel International Finance Ltd., 7.875%, 2019 (n)	4,755,000	5,548,752
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	5,966,000	6,581,113

		$61,600,808
Emerging Market Sovereign - 0.7%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$2,880,000	$3,291,863
Republic of Croatia, 6.75%, 2019 (z)	4,369,000	4,409,413
Republic of South Africa, 6.875%, 2019	669,000	746,771
Republic of Uruguay, 8%, 2022	3,835,000	4,333,550
Republic of Uruguay, 6.875%, 2025	1,851,000	1,915,785

		$14,697,382

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - 0.7%
Anadarko Petroleum Corp., 6.95%, 2019	$4,110,000	$4,618,658
Apache Corp., 7.375%, 2047	37,000	47,985
Pioneer Natural Resources Co., 6.65%, 2017	4,730,000	4,522,537
Questar Market Resources, Inc., 6.8%, 2020	5,158,000	5,394,819

		$14,583,999
Energy - Integrated - 1.0%
Hess Corp., 8.125%, 2019	$4,990,000	$6,057,271
Husky Energy, Inc., 7.25%, 2019	6,606,000	7,636,536
Petro-Canada, 6.05%, 2018	7,280,000	7,752,392

		$21,446,199
Entertainment - 0.0%
Time Warner, Inc., 6.875%, 2012	$100,000	$109,995

Financial Institutions - 0.9%
GMAC LLC, 6.875%, 2011 (n)	$7,910,000	$7,593,600
Household Finance Corp., 7%, 2012	170,000	185,045
HSBC Finance Corp., 6.75%, 2011	20,000	21,271
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	14,100,000	6,627,000
International Lease Finance Corp., 5%, 2010	868,000	856,349
ORIX Corp., 5.48%, 2011	4,907,000	4,910,504

		$20,193,769
Food & Beverages - 1.3%
Anheuser-Busch Cos., Inc., 7.75%, 2019 (n)	$8,200,000	$9,555,575
Del Monte Foods Co., 7.5%, 2019 (z)	475,000	482,125
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	8,044,000	9,190,399
Miller Brewing Co., 5.5%, 2013 (n)	9,295,000	9,938,233

		$29,166,332
Food & Drug Stores - 0.1%
CVS Caremark Corp., 5.75%, 2017	$2,649,000	$2,850,147

Forest & Paper Products - 0.1%
Fibria Overseas Finance, 9.25%, 2019 (z)	$2,078,000	$2,177,744

Gaming & Lodging - 0.6%
Pinnacle Entertainment, Inc., 8.625%, 2017 (n)	$5,580,000	$5,552,100
Wyndham Worldwide Corp., 6%, 2016	7,828,000	7,126,306

		$12,678,406

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - 1.5%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$6,333,000	$4,623,090
MetLife, Inc., 5.375%, 2012	300,000	322,830
Metropolitan Life Global Funding, 5.125%, 2013 (n)	6,580,000	6,967,674
Metropolitan Life Global Funding, 5.125%, 2014 (n)	2,570,000	2,730,345
Prudential Financial, Inc., 5.1%, 2014	6,237,000	6,425,538
Prudential Financial, Inc., 6%, 2017	2,346,000	2,376,632
Unum Group, 7.125%, 2016	2,220,000	2,282,133
UnumProvident Corp., 6.85%, 2015 (n)	7,413,000	7,377,810

		$33,106,052
Insurance - Health - 0.3%
Humana, Inc., 7.2%, 2018	$6,010,000	$6,128,890

Insurance - Property & Casualty - 0.8%
AXIS Capital Holdings Ltd., 5.75%, 2014	$14,625,000	$14,940,534
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	432,000	349,268
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	2,663,000	2,157,030

		$17,446,832
International Market Quasi-Sovereign - 1.3%
Achmea Hypotheekbank N.V., 3.2%, 2014 (z)	$4,730,000	$4,754,137
ING Bank N.V., 3.9%, 2014 (n)	6,800,000	7,100,111
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	8,520,000	8,709,093
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,905,000	8,160,671

		$28,724,012
Local Authorities - 0.7%
Bay Area Toll Authority, CA, Toll Bridge Rev. (Build America Bonds), 6.263%, 2049	$3,940,000	$3,978,021
California (Build America Bonds), 7.55%, 2039	8,175,000	8,493,253
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	3,350,000	4,032,563

		$16,503,837
Machinery & Tools - 0.2%
Case New Holland, Inc., 7.75%, 2013 (z)	$4,553,000	$4,518,853

Major Banks - 8.3%
Abu Dhabi Commercial Bank, 4.75%, 2014 (z)	$6,715,000	$6,703,390
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	4,290,000	2,981,550
Bank of America Corp., 5.65%, 2018	21,590,000	21,821,682
Barclays Bank PLC, 5%, 2016	5,020,000	5,130,304

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	$6,500,000	$5,947,500
Commonwealth Bank of Australia, 5%, 2019 (z)	7,930,000	7,965,574
Credit Suisse (USA), Inc., 6%, 2018	9,110,000	9,600,300
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	2,833,000	2,854,248
Goldman Sachs Group, Inc., 5.625%, 2017	4,693,000	4,803,684
Goldman Sachs Group, Inc., 7.5%, 2019	10,347,000	12,099,782
JPMorgan Chase & Co., 6%, 2017	5,000,000	5,325,660
JPMorgan Chase Bank N.A., 5.875%, 2016	4,250,000	4,498,357
JPMorgan Chase Capital, 7%, 2039	5,910,000	5,949,597
Kookmin Bank, 7.25%, 2014 (n)	3,900,000	4,319,882
Merrill Lynch & Co., Inc., 6.15%, 2013	9,520,000	10,205,012
Merrill Lynch & Co., Inc., 6.05%, 2016	6,749,000	6,753,745
Morgan Stanley, 5.75%, 2016	7,752,000	8,010,909
Morgan Stanley, 6.625%, 2018	10,150,000	10,879,156
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	4,015,000	3,709,262
PNC Funding Corp., 5.625%, 2017	12,270,000	12,099,889
Royal Bank of Scotland Group PLC, 9.118%, 2049	3,170,000	2,963,950
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	2,483,000	2,334,020
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	15,140,000	14,958,804
Wachovia Corp., 7.8%, 2010	250,000	262,470
Wachovia Corp., 5.75%, 2018	10,028,000	10,479,872
Wachovia Corp., 6.605%, 2025	2,393,000	2,353,985
Wells Fargo Bank NA, 6.45%, 2011	200,000	210,900

		$185,223,484
Medical & Health Technology & Services - 1.2%
Fisher Scientific International, Inc., 6.125%, 2015	$11,945,000	$12,437,731
HCA, Inc., 7.875%, 2020 (z)	6,430,000	6,622,900
Hospira, Inc., 5.55%, 2012	3,720,000	3,992,170
Hospira, Inc., 6.05%, 2017	3,920,000	4,130,445

		$27,183,246
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	$5,820,000	$6,241,950
International Steel Group, Inc., 6.5%, 2014	8,404,000	8,751,379
Peabody Energy Corp., 5.875%, 2016	5,520,000	5,382,000
Peabody Energy Corp., “B”, 6.875%, 2013	5,000	5,050
PT Adaro Indonesia, 7.625%, 2019 (z)	3,968,000	3,918,400

		$24,298,779
Mortgage Backed - 16.0%
Fannie Mae, 6.022%, 2010	$3,500,000	$3,647,611
Fannie Mae, 4.506%, 2011	1,444,131	1,472,320

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage Backed - continued
Fannie Mae, 4.55%, 2011	$2,288,535	$2,359,732
Fannie Mae, 4.79%, 2012	2,966,537	3,112,870
Fannie Mae, 4.86%, 2012-2014	3,608,246	3,901,389
Fannie Mae, 5.12%, 2012	1,876,619	1,999,668
Fannie Mae, 4.518%, 2013	1,079,792	1,135,358
Fannie Mae, 4.543%, 2013	2,317,511	2,444,782
Fannie Mae, 4.845%, 2013	2,595,278	2,759,203
Fannie Mae, 5.37%, 2013	1,124,646	1,212,174
Fannie Mae, 4.61%, 2014	1,488,820	1,573,104
Fannie Mae, 4.62%, 2014-2015	4,409,911	4,669,645
Fannie Mae, 4.77%, 2014	1,799,613	1,911,974
Fannie Mae, 4.839%, 2014	4,092,192	4,349,033
Fannie Mae, 5.05%, 2014	1,227,490	1,313,218
Fannie Mae, 5.412%, 2014	2,571,387	2,789,008
Fannie Mae, 4.53%, 2015	1,201,975	1,259,272
Fannie Mae, 4.56%, 2015	23,301	24,444
Fannie Mae, 4.6%, 2015	1,924,134	2,022,010
Fannie Mae, 4.665%, 2015	1,216,569	1,282,397
Fannie Mae, 4.7%, 2015	29,090	30,702
Fannie Mae, 4.78%, 2015	2,647,676	2,804,050
Fannie Mae, 4.815%, 2015	1,863,000	1,975,596
Fannie Mae, 4.85%, 2015	1,463,961	1,554,496
Fannie Mae, 4.87%, 2015	1,233,259	1,310,085
Fannie Mae, 4.89%, 2015	383,054	407,568
Fannie Mae, 4.925%, 2015	4,765,252	5,078,945
Fannie Mae, 4.94%, 2015	2,616,000	2,755,128
Fannie Mae, 5%, 2016-2027	7,227,623	7,555,541
Fannie Mae, 5.09%, 2016	2,872,154	3,082,504
Fannie Mae, 5.395%, 2016	2,461,727	2,677,311
Fannie Mae, 5.423%, 2016	5,431,084	5,925,061
Fannie Mae, 5.5%, 2016-2039	102,719,943	108,643,509
Fannie Mae, 5.93%, 2016	1,301,568	1,452,585
Fannie Mae, 4.989%, 2017	4,599,343	4,907,684
Fannie Mae, 5.28%, 2017	2,707,000	2,925,752
Fannie Mae, 5.54%, 2017	1,511,555	1,654,661
Fannie Mae, 4.88%, 2020	872,272	922,751
Fannie Mae, 5.19%, 2020	2,930,437	3,067,003
Fannie Mae, 5.35%, 2023	2,122,439	2,258,884
Fannie Mae, 6%, 2029-2038	25,440,541	27,038,504
Fannie Mae, 6.5%, 2031-2033	877,496	956,267
Freddie Mac, 4.5%, 2015	610,662	619,689
Freddie Mac, 5.5%, 2017-2037	41,549,361	43,868,654

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage Backed - continued
Freddie Mac, 5%, 2018-2028	$9,171,700	$9,578,609
Freddie Mac, 4%, 2024	562,800	567,043
Freddie Mac, 6%, 2033-2038	18,818,191	20,087,238
Ginnie Mae, 6%, 2034-2038	18,972,519	20,194,779
Ginnie Mae, 5.5%, 2038-2039	28,524,072	30,169,010

		$359,308,821
Municipals - 2.1%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$17,995,000	$20,443,400
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	7,970,000	8,810,357
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	15,335,000	18,688,611

		$47,942,368
Natural Gas - Distribution - 0.3%
EQT Corp., 8.125%, 2019	$5,171,000	$5,924,828

Natural Gas - Pipeline - 1.9%
CenterPoint Energy, Inc., 7.875%, 2013	$11,585,000	$13,064,868
Enterprise Products Operating LP, 5.65%, 2013	1,802,000	1,912,313
Enterprise Products Partners LP, 6.3%, 2017	7,590,000	8,331,452
Kinder Morgan Energy Partners LP, 6.75%, 2011	110,000	117,139
Kinder Morgan Energy Partners LP, 6%, 2017	7,542,000	7,953,590
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,823,000	2,038,464
Spectra Energy Capital LLC, 8%, 2019	8,284,000	9,700,241

		$43,118,067
Network & Telecom - 2.0%
CenturyTel, Inc., 7.6%, 2039	$7,550,000	$7,386,980
Telecom Italia Capital, 7.175%, 2019	8,691,000	9,635,060
Telemar Norte Leste S.A., 9.5%, 2019 (n)	4,492,000	5,289,330
Verizon New York, Inc., 6.875%, 2012	14,320,000	15,630,881
Windstream Corp., 8.625%, 2016	6,080,000	6,247,200

		$44,189,451
Oil Services - 0.3%
Smith International, Inc., 9.75%, 2019	$5,750,000	$7,164,213

Other Banks & Diversified Financials - 4.3%
American Express Centurion Bank, 5.55%, 2012	$5,147,000	$5,494,397
American Express Co., 8.125%, 2019	9,820,000	11,751,859

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Banco Bradesco S.A., 6.75%, 2019 (n)	$6,571,000	$6,627,549
Capital One Financial Corp., 6.15%, 2016	6,690,000	6,654,744
Capital One Financial Corp., 8.8%, 2019	4,260,000	5,045,629
Citigroup, Inc., 6.125%, 2018	11,130,000	11,264,128
Citigroup, Inc., 8.5%, 2019	5,320,000	6,218,580
Citigroup, Inc., 8.125%, 2039	3,360,000	3,909,904
Eurasian Development Bank, 7.375%, 2014 (n)	5,307,000	5,492,745
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	5,404,000	6,428,815
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	1,161,000	928,800
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	6,801,000	5,950,875
Svenska Handelsbanken AB, 4.875%, 2014 (n)	9,660,000	10,140,324
Swedbank AB, 9% to 2010, FRN to 2049 (n)	3,120,000	2,901,600
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	6,530,000	5,152,170
UFJ Finance Aruba AEC, 6.75%, 2013	980,000	1,085,797
Woori America Bank, 7%, 2015 (n)	2,270,000	2,451,001

		$97,498,917
Pollution Control - 0.5%
Allied Waste North America, Inc., 6.875%, 2017	$9,660,000	$10,239,600

Precious Metals & Minerals - 0.3%
Teck Resources Ltd., 10.25%, 2016	$1,020,000	$1,175,550
Teck Resources Ltd., 6.125%, 2035	5,330,000	4,450,550

		$5,626,100
Printing & Publishing - 0.1%
Pearson PLC, 5.5%, 2013 (n)	$3,090,000	$3,241,336

Real Estate - 2.4%
Boston Properties, Inc., REIT, 5%, 2015	$3,697,000	$3,678,382
HRPT Properties Trust, REIT, 6.25%, 2016	9,514,000	8,910,061
Kimco Realty Corp., REIT, 6%, 2012	2,846,000	2,977,303
Kimco Realty Corp., REIT, 5.783%, 2016	7,684,000	7,577,892
Liberty Property LP, REIT, 5.5%, 2016	8,890,000	8,257,281
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	2,080,000	1,824,462
ProLogis, REIT, 5.75%, 2016	2,407,000	2,256,733
Simon Property Group, Inc., REIT, 5.75%, 2015	1,508,000	1,555,602
Simon Property Group, Inc., REIT, 6.1%, 2016	5,269,000	5,477,231
Simon Property Group, Inc., REIT, 5.875%, 2017	2,890,000	2,944,959
Vornado Realty Trust, REIT, 4.75%, 2010	798,000	804,474
WEA Finance LLC, REIT, 6.75%, 2019 (n)	6,948,000	7,075,906

		$53,340,286

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Restaurants - 0.3%
YUM! Brands, Inc., 8.875%, 2011	$7,093,000	$7,728,880

Retailers - 0.8%
Home Depot, Inc., 5.875%, 2036	$6,743,000	$6,577,405
J.C. Penney Corp., Inc., 8%, 2010	2,307,000	2,335,838
Wesfarmers Ltd., 6.998%, 2013 (n)	9,110,000	9,859,534

		$18,772,777
Specialty Chemicals - 0.2%
Ashland, Inc., 9.125%, 2017 (n)	$4,820,000	$5,205,600

Specialty Stores - 0.3%
Best Buy, Inc., 6.75%, 2013	$6,570,000	$7,058,151

Steel - 0.3%
CSN Islands XI Corp., 6.875%, 2019 (n)	$6,288,000	$6,130,800

Supermarkets - 0.3%
Delhaize America, Inc., 9%, 2031	$5,191,000	$6,688,022

Telecommunications - Wireless - 0.2%
American Tower Corp., 4.625%, 2015 (z)	$3,790,000	$3,834,968

Tobacco - 1.6%
Altria Group, Inc., 9.7%, 2018	$5,200,000	$6,402,068
Altria Group, Inc., 9.25%, 2019	2,660,000	3,224,995
Altria Group, Inc., 9.95%, 2038	4,610,000	6,012,380
Lorillard Tobacco Co., 8.125%, 2019	8,900,000	9,895,616
Reynolds American, Inc., 7.25%, 2012	125,000	136,322
Reynolds American, Inc., 6.75%, 2017	10,032,000	10,326,760

		$35,998,141
Transportation - Services - 0.4%
Erac USA Finance Co., 6.375%, 2017 (n)	$2,600,000	$2,663,469
Erac USA Finance Co., 7%, 2037 (n)	7,030,000	6,788,400

		$9,451,869
U.S. Government Agencies and Equivalents - 1.6%
Small Business Administration, 5.94%, 2016	$536,379	$576,466
Small Business Administration, 5.37%, 2016	524,824	559,359
Small Business Administration, 6.35%, 2021	24,698	26,749
Small Business Administration, 6.34%, 2021	40,281	43,604

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 6.44%, 2021	$38,400	$41,666
Small Business Administration, 5.34%, 2021	222,767	236,809
Small Business Administration, 6.07%, 2022	149,567	161,701
Small Business Administration, 4.35%, 2023	1,191,655	1,243,416
Small Business Administration, 4.98%, 2023	1,790,807	1,881,144
Small Business Administration, 4.89%, 2023	1,623,888	1,715,399
Small Business Administration, 4.93%, 2024	2,118,446	2,240,358
Small Business Administration, 4.34%, 2024	1,870,514	1,942,421
Small Business Administration, 5.18%, 2024	1,789,980	1,901,480
Small Business Administration, 5.52%, 2024	2,427,226	2,593,533
Small Business Administration, 5.19%, 2024	2,432,896	2,596,566
Small Business Administration, 4.86%, 2024	1,543,094	1,630,796
Small Business Administration, 4.57%, 2025	2,596,811	2,722,391
Small Business Administration, 4.76%, 2025	7,748,180	8,172,857
Small Business Administration, 5.39%, 2025	840,864	905,184
Small Business Administration, 5.35%, 2026	4,673,821	5,037,515

		$36,229,414
U.S. Treasury Obligations - 15.9%
U.S. Treasury Bonds, 2.375%, 2010	$58,045,000	$59,017,718
U.S. Treasury Bonds, 6.25%, 2023	4,506,000	5,588,143
U.S. Treasury Bonds, 6%, 2026	840,000	1,027,556
U.S. Treasury Bonds, 6.75%, 2026	8,951,000	11,795,735
U.S. Treasury Bonds, 5.25%, 2029	44,000	50,043
U.S. Treasury Bonds, 5.375%, 2031	8,998,000	10,455,955
U.S. Treasury Bonds, 4.5%, 2036	2,640,000	2,756,324
U.S. Treasury Bonds, 5%, 2037	5,581,000	6,284,731
U.S. Treasury Notes, 5.125%, 2011 (f)	67,754,000	72,713,796
U.S. Treasury Notes, 3.125%, 2013	151,011,000	158,219,359
U.S. Treasury Notes, 5.125%, 2016	6,351,000	7,226,746
U.S. Treasury Notes, TIPS, 2%, 2014	5,090,580	5,343,918
U.S. Treasury Notes, TIPS, 1.625%, 2015	5,371,423	5,553,966
U.S. Treasury Notes, TIPS, 2%, 2016	9,515,187	10,008,788

		$356,042,778
Utilities - Electric Power - 2.7%
AES Corp., 8%, 2017	$4,815,000	$4,839,075
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	8,662,000	9,520,318
Beaver Valley Funding Corp., 9%, 2017	180,000	197,906
Bruce Mansfield Unit, 6.85%, 2034	9,461,431	8,999,935
CenterPoint Energy, Inc., 5.95%, 2017	3,300,000	3,234,779
Duke Energy Corp., 5.65%, 2013	7,610,000	8,190,316
EDP Finance B.V., 6%, 2018 (n)	7,540,000	8,153,696

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
FirstEnergy Corp., 6.8%, 2039 (n)	$3,000,000	$3,115,023
ISA Capital do Brasil S.A., 8.8%, 2017	1,593,000	1,736,370
MidAmerican Energy Holdings Co., 5.875%, 2012	1,182,000	1,289,379
NiSource Finance Corp., 7.875%, 2010	6,503,000	6,850,884
NRG Energy, Inc., 7.375%, 2016	3,155,000	3,135,281
System Energy Resources, Inc., 5.129%, 2014 (z)	568,073	564,761

		$59,827,723
Total Bonds (Identified Cost, $2,113,334,271)		$2,128,187,272

Money Market Funds (v) - 2.9%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value	65,965,566	$65,965,566
Total Investments (Identified Cost, $2,179,299,837)		$2,194,152,838

Other Assets, Less Liabilities - 2.1%		46,839,601
Net Assets - 100.0%		$2,240,992,439

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $300,297,626, representing 13.4% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, 6.1%, 2045	12/07/06	$4,242,612	$ 373,410
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045	9/21/04	2,217,821	211,860
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045	3/11/05-12/30/08	1,093,500	97,504
Abu Dhabi Commercial Bank, 4.75%, 2014	10/01/09	6,688,189	6,703,390
Achmea Hypotheekbank N.V., 3.2%, 2014	10/26/09	4,727,635	4,754,137
American Tower Corp., 4.625%, 2015	10/13/09	3,784,873	3,834,968
Anthracite CDO III Ltd., 6.077%, 2039	10/25/06	4,998,325	600,000
Bayview Commercial Asset Trust, FRN, 0.554%, 2035	6/09/05	832,773	516,434

Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 2.15%, 2035	10/06/05	$2,243,626	$1,348,222
Bayview Commercial Asset Trust, FRN, 1.68%, 2036	2/28/06	1,873,812	1,150,239
Bayview Commercial Asset Trust, FRN, 0.514%, 2036	2/23/06	655,116	435,652
Bayview Commercial Asset Trust, FRN, 1.798%, 2036	5/16/05-5/29/09	1,716,706	1,214,131
Bayview Commercial Asset Trust, FRN, 2.391%, 2036	9/11/06	4,955,947	2,567,745
Bayview Commercial Asset Trust, FRN, 2.331%, 2036	10/25/06	2,402,111	1,385,584
Bayview Commercial Asset Trust, FRN, 2.477%, 2037	1/26/07-5/29/09	4,824,028	2,904,694
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2013	3/29/06	1,439,625	636,182
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.044%, 2040	3/01/06	4,984,717	2,104,049
Brascan Real Estate, CDO, FRN, 1.884%, 2040	9/14/04	418,000	16,720
Capital Trust Realty Ltd., CDO, 5.16%, 2035	4/07/06	4,496,948	3,262,000
Case New Holland, Inc., 7.75%, 2013	8/11/09-8/12/09	4,441,719	4,518,853
Commercial Mortgage Asset Trust, FRN, 0.851%, 2032	8/25/03	104,751	92,973
Commonwealth Bank of Australia, 5%, 2019	10/08/09	7,886,384	7,965,574
Controladora Mabe S.A. de C.V., 7.875%, 2019	10/21/09	4,553,000	4,370,880
Cox Communications, Inc., 8.375%, 2039	6/09/09	8,728,812	9,638,867
Crest G-Star, CDO, 6.95%, 2032	9/13/05	6,949,284	3,589,300
Del Monte Foods Co., 7.5%, 2019	9/17/09	466,838	482,125
Falcon Franchise Loan LLC, FRN, 2.067%, 2023	1/18/02	19,671	16,302
Falcon Franchise Loan LLC, FRN, 3.895%, 2025	1/29/03	756,256	512,293
Fibria Overseas Finance, 9.25%, 2019	10/26/09	2,061,382	2,177,744
Gramercy Real Estate Ltd., CDO, FRN, 0.602%, 2035	6/21/05-1/18/07	1,260,025	630,000
Greif, Inc., 7.75%, 2019	6/23/09-8/06/09	5,525,648	5,755,375
HCA, Inc., 7.875%, 2020	7/29/09-7/30/09	6,333,848	6,622,900
Majapahit Holding B.V., 7.75%, 2020	10/30/09	5,975,891	5,975,891
Morgan Stanley Capital I, Inc., FRN, 1.36%, 2031	6/10/03	46,663	44,228
Odebrecht Finance Ltd., 7%, 2020	10/14/09-10/15/09	5,468,461	5,219,235
PT Adaro Indonesia, 7.625%, 2019	10/19/09	4,002,655	3,918,400
Preferred Term Securities XIX Ltd., CDO, FRN, 0.649%, 2035	9/08/05-5/29/09	7,758,302	3,444,294
Prudential Securities Secured Financing Corp., FRN, 6.87%, 2013	12/06/04-5/29/09	2,002,480	2,014,860
Republic of Croatia, 6.75%, 2019	10/29/09	4,288,610	4,409,413
Salomon Brothers Mortgage Securities, Inc., FRN, 6.863%, 2032	1/07/05	3,697,589	3,421,299
System Energy Resources, Inc., 5.129%, 2014	4/16/04	568,073	564,761
Total Restricted Securities			$109,502,488
% of Net Assets			4.9%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Derivative Contracts at 10/31/09

Futures contracts outstanding at 10/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 30 yr (Short)	USD	112	$13,457,500	Dec-09	$(62,517)
U.S. Treasury Note 5 yr (Short)	USD	900	104,807,813	Dec-09	(1,550,025)
U.S. Treasury Note 10 yr (Short)	USD	999	118,490,766	Dec-09	(1,978,083)

					$(3,590,625)

Swap Agreements at 10/31/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
6/20/13	USD	5,860,000	Morgan Stanley Capital Services, Inc.	(1)	1.48% (fixed rate)	$37,350
3/20/14	USD	4,850,000	Morgan Stanley Capital Services, Inc.	(2)	1.75% (fixed rate)	3,794

						$41,144

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhaeuser Co. IDB, 7.125%, 7/15/23.
(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhaeuser Corp., 7.125%, 7/15/23.

At October 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,113,334,271)	$2,128,187,272
Underlying funds, at cost and value	65,965,566
Total investments, at value (identified cost, $2,179,299,837)	$2,194,152,838
Cash	5,981,545
Receivables for
Investments sold	53,891,651
Fund shares sold	4,543,409
Interest and dividends	25,070,161
Swaps, at value	41,144
Total assets	$2,283,680,748
Liabilities
Payables for
Distributions	$2,804,607
Daily variation margin on open futures contracts	1,602,672
Investments purchased	32,340,277
Fund shares reacquired	4,998,044
Payable to affiliates
Investment adviser	91,890
Shareholder servicing costs	419,037
Distribution and service fees	31,667
Administrative services fee	2,875
Program manager fees	34
Payable for independent Trustees’ compensation	883
Accrued expenses and other liabilities	396,323
Total liabilities	$42,688,309
Net assets	$2,240,992,439
Net assets consist of
Paid-in capital	$2,370,265,444
Unrealized appreciation (depreciation) on investments	11,303,520
Accumulated net realized gain (loss) on investments	(137,702,476)
Accumulated distributions in excess of net investment income	(2,874,049)
Net assets	$2,240,992,439
Shares of beneficial interest outstanding	222,851,556

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$861,500,549	85,696,471	$10.05
Class B	46,773,690	4,645,297	10.07
Class C	122,136,176	12,130,829	10.07
Class I	1,090,027,587	108,383,838	10.06
Class W	17,723,349	1,762,370	10.06
Class R1	3,174,907	315,285	10.07
Class R2	38,536,310	3,836,244	10.05
Class R3	31,595,289	3,143,905	10.05
Class R4	25,365,037	2,523,406	10.05
Class 529A	1,762,886	175,772	10.03
Class 529B	651,194	64,670	10.07
Class 529C	1,745,465	173,469	10.06

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $10.55 and $10.53, respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$59,303,488
Dividends from underlying funds	40,535
Foreign taxes withheld	(21,229)
Total investment income	$59,322,794
Expenses
Management fee	$5,150,275
Distribution and service fees	1,965,344
Program manager fees	1,816
Shareholder servicing costs	1,187,329
Administrative services fee	187,648
Independent Trustees’ compensation	33,157
Custodian fee	121,056
Shareholder communications	163,375
Auditing fees	30,919
Legal fees	30,668
Miscellaneous	172,248
Total expenses	$9,043,835
Fees paid indirectly	(9)
Reduction of expenses by investment adviser and distributor	(1,071,907)
Net expenses	$7,971,919
Net investment income	$51,350,875
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$30,853,486
Futures contracts	3,925,661
Swap transactions	(1,370,207)
Net realized gain (loss) on investments	$33,408,940
Change in unrealized appreciation (depreciation)
Investments	$200,361,190
Futures contracts	(5,453,648)
Swap transactions	766,320
Net unrealized gain (loss) on investments	$195,673,862
Net realized and unrealized gain (loss) on investments	$229,082,802
Change in net assets from operations	$280,433,677

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/09 (unaudited)	Year ended 4/30/09
From operations
Net investment income	$51,350,875	$120,895,967
Net realized gain (loss) on investments	33,408,940	(79,002,863)
Net unrealized gain (loss) on investments	195,673,862	(131,852,613)
Change in net assets from operations	$280,433,677	$(89,959,509)
Distributions declared to shareholders
From net investment income	$(54,690,197)	$(132,321,229)
Change in net assets from fund share transactions	$162,197,712	$(623,010,769)
Total change in net assets	$387,941,192	$(845,291,507)
Net assets
At beginning of period	1,853,051,247	2,698,342,754
At end of period (including accumulated distributions in excess of net investment income of $2,874,049 and undistributed net investment income of $465,273, respectively)	$2,240,992,439	$1,853,051,247

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.99		$9.78	$10.04	$9.86	$10.33	$10.35
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.48	$0.49	$0.47	$0.41	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	1.08		(0.74)	(0.24)	0.21	(0.33)	0.13
Total from investment operations	$1.32		$(0.26)	$0.25	$0.68	$0.08	$0.52
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.53)	$(0.51)	$(0.50)	$(0.54)	$(0.52)
From net realized gain on investments	—		—	—	—	(0.01)	(0.02)
Total distributions declared to shareholders	$(0.26)		$(0.53)	$(0.51)	$(0.50)	$(0.55)	$(0.54)
Net asset value, end of period	$10.05		$8.99	$9.78	$10.04	$9.86	$10.33
Total return (%) (r)(s)(t)	14.79	(n)	(2.54)	2.60	7.08	0.70	5.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	1.03	1.02	1.06	1.09	1.07
Expenses after expense reductions (f)	0.77	(a)	0.64	0.62	0.70	0.70	0.70
Net investment income	5.00	(a)	5.27	4.94	4.75	4.05	3.77
Portfolio turnover	45		75	96	56	77	99
Net assets at end of period (000 omitted)	$861,501		$799,077	$1,137,796	$1,059,522	$922,617	$671,506

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.00		$9.80	$10.06	$9.88	$10.34	$10.37
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.41	$0.41	$0.39	$0.33	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	1.09		(0.75)	(0.24)	0.21	(0.33)	0.12
Total from investment operations	$1.29		$(0.34)	$0.17	$0.60	$—	$0.42
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.46)	$(0.43)	$(0.42)	$(0.45)	$(0.43)
From net realized gain on investments	—		—	—	—	(0.01)	(0.02)
Total distributions declared to shareholders	$(0.22)		$(0.46)	$(0.43)	$(0.42)	$(0.46)	$(0.45)
Net asset value, end of period	$10.07		$9.00	$9.80	$10.06	$9.88	$10.34
Total return (%) (r)(s)(t)	14.45	(n)	(3.41)	1.75	6.17	(0.04)	4.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.64	1.63	1.71	1.74	1.72
Expenses after expense reductions (f)	1.56	(a)	1.44	1.43	1.55	1.55	1.55
Net investment income	4.21	(a)	4.47	4.11	3.92	3.21	2.93
Portfolio turnover	45		75	96	56	77	99
Net assets at end of period (000 omitted)	$46,774		$45,473	$60,335	$67,970	$77,518	$83,473

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.00		$9.80	$10.05	$9.88	$10.34	$10.37
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.40	$0.40	$0.39	$0.32	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	1.09		(0.75)	(0.22)	0.20	(0.32)	0.12
Total from investment operations	$1.29		$(0.35)	$0.18	$0.59	$—	$0.42
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.45)	$(0.43)	$(0.42)	$(0.45)	$(0.43)
From net realized gain on investments	—		—	—	—	(0.01)	(0.02)
Total distributions declared to shareholders	$(0.22)		$(0.45)	$(0.43)	$(0.42)	$(0.46)	$(0.45)
Net asset value, end of period	$10.07		$9.00	$9.80	$10.05	$9.88	$10.34
Total return (%) (r)(s)(t)	14.42	(n)	(3.45)	1.84	6.07	(0.04)	4.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.69	1.67	1.71	1.74	1.72
Expenses after expense reductions (f)	1.62	(a)	1.49	1.47	1.55	1.55	1.55
Net investment income	4.08	(a)	4.43	4.08	3.90	3.20	2.93
Portfolio turnover	45		75	96	56	77	99
Net assets at end of period (000 omitted)	$122,136		$83,990	$83,506	$67,112	$59,342	$53,915

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.99		$9.78	$10.04	$9.87	$10.33	$10.35
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.50	$0.50	$0.48	$0.42	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	1.08		(0.75)	(0.23)	0.21	(0.32)	0.13
Total from investment operations	$1.33		$(0.25)	$0.27	$0.69	$0.10	$0.53
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.54)	$(0.53)	$(0.52)	$(0.55)	$(0.53)
From net realized gain on investments	—		—	—	—	(0.01)	(0.02)
Total distributions declared to shareholders	$(0.26)		$(0.54)	$(0.53)	$(0.52)	$(0.56)	$(0.55)
Net asset value, end of period	$10.06		$8.99	$9.78	$10.04	$9.87	$10.33
Total return (%) (r)(s)	14.99	(n)	(2.39)	2.75	7.13	0.96	5.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.69	0.67	0.71	0.74	0.72
Expenses after expense reductions (f)	0.63	(a)	0.49	0.47	0.55	0.55	0.55
Net investment income	5.12	(a)	5.43	5.09	4.89	4.20	3.95
Portfolio turnover	45		75	96	56	77	99
Net assets at end of period (000 omitted)	$1,090,028		$825,529	$1,301,075	$958,287	$614,643	$486,212

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class W			2009	2008	2007

Net asset value, beginning of period	$8.99		$9.78	$10.03	$9.86
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.49	$0.49	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	1.09		(0.74)	(0.22)	0.29
Total from investment operations	$1.33		$(0.25)	$0.27	$0.68
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.54)	$(0.52)	$(0.51)
Net asset value, end of period	$10.06		$8.99	$9.78	$10.03
Total return (%) (r)(s)	14.93	(n)	(2.49)	2.75	7.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.79	0.77	0.82
Expenses after expense reductions (f)	0.72	(a)	0.59	0.57	0.65
Net investment income	5.03	(a)	5.34	4.92	4.55
Portfolio turnover	45		75	96	56
Net assets at end of period (000 omitted)	$17,723		$16,151	$14,321	$861

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class R1			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$9.00		$9.80	$10.06	$9.88	$10.35	$10.28
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.41	$0.40	$0.38	$0.32	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	1.09		(0.76)	(0.24)	0.21	(0.34)	0.08
Total from investment operations	$1.29		$(0.35)	$0.16	$0.59	$(0.02)	$0.11
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.45)	$(0.42)	$(0.41)	$(0.44)	$(0.04)
From net realized gain on investments	—		—	—	—	(0.01)	—
Total distributions declared to shareholders	$(0.22)		$(0.45)	$(0.42)	$(0.41)	$(0.45)	$(0.04)
Net asset value, end of period	$10.07		$9.00	$9.80	$10.06	$9.88	$10.35
Total return (%) (r)(s)	14.42	(n)	(3.45)	1.65	6.07	(0.28)	1.02	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.69	1.75	1.90	1.94	1.93	(a)
Expenses after expense reductions (f)	1.62	(a)	1.49	1.56	1.65	1.67	1.76	(a)
Net investment income	4.15	(a)	4.44	3.99	3.79	3.11	2.93	(a)
Portfolio turnover	45		75	96	56	77	99
Net assets at end of period (000 omitted)	$3,175		$2,998	$2,891	$1,655	$488	$50

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class R2			2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.98		$9.77	$10.03	$9.85	$10.32	$10.35
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.45	$0.44	$0.42	$0.36	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	1.09		(0.74)	(0.23)	0.21	(0.34)	0.12
Total from investment operations	$1.31		$(0.29)	$0.21	$0.63	$0.02	$0.44
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.50)	$(0.47)	$(0.45)	$(0.48)	$(0.45)
From net realized gain on investments	—		—	—	—	(0.01)	(0.02)
Total distributions declared to shareholders	$(0.24)		$(0.50)	$(0.47)	$(0.45)	$(0.49)	$(0.47)
Net asset value, end of period	$10.05		$8.98	$9.77	$10.03	$9.85	$10.32
Total return (%) (r)(s)	14.72	(n)	(2.88)	2.14	6.55	0.16	4.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.19	1.27	1.45	1.49	1.48
Expenses after expense reductions (f)	1.12	(a)	0.99	1.07	1.20	1.23	1.31
Net investment income	4.64	(a)	4.94	4.49	4.25	3.54	3.25
Portfolio turnover	45		75	96	56	77	99
Net assets at end of period (000 omitted)	$38,536		$33,055	$42,613	$26,212	$14,923	$3,908

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class R3			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$8.98		$9.77	$10.03	$9.86	$10.33	$10.26
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.47	$0.47	$0.45	$0.37	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	1.08		(0.74)	(0.24)	0.20	(0.32)	0.08
Total from investment operations	$1.32		$(0.27)	$0.23	$0.65	$0.05	$0.11
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.52)	$(0.49)	$(0.48)	$(0.51)	$(0.04)
From net realized gain on investments	—		—	—	—	(0.01)	—
Total distributions declared to shareholders	$(0.25)		$(0.52)	$(0.49)	$(0.48)	$(0.52)	$(0.04)
Net asset value, end of period	$10.05		$8.98	$9.77	$10.03	$9.86	$10.33
Total return (%) (r)(s)	14.86	(n)	(2.64)	2.39	6.71	0.45	1.09	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.94	1.01	1.12	1.14	1.12	(a)
Expenses after expense reductions (f)	0.87	(a)	0.74	0.82	0.95	0.95	0.95	(a)
Net investment income	4.90	(a)	5.18	4.74	4.50	3.82	3.73	(a)
Portfolio turnover	45		75	96	56	77	99
Net assets at end of period (000 omitted)	$31,595		$26,213	$38,851	$28,761	$10,835	$51

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class R4			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$8.98		$9.78	$10.04	$9.86	$10.33	$10.26
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.50	$0.49	$0.47	$0.36	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	1.08		(0.76)	(0.23)	0.22	(0.28)	0.08
Total from investment operations	$1.33		$(0.26)	$0.26	$0.69	$0.08	$0.11
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.54)	$(0.52)	$(0.51)	$(0.54)	$(0.04)
From net realized gain on investments	—		—	—	—	(0.01)	—
Total distributions declared to shareholders	$(0.26)		$(0.54)	$(0.52)	$(0.51)	$(0.55)	$(0.04)
Net asset value, end of period	$10.05		$8.98	$9.78	$10.04	$9.86	$10.33
Total return (%) (r)(s)	15.00	(n)	(2.50)	2.68	7.13	0.76	1.12	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.69	0.73	0.82	0.84	0.82	(a)
Expenses after expense reductions (f)	0.63	(a)	0.49	0.54	0.65	0.65	0.65	(a)
Net investment income	5.10	(a)	5.44	5.02	4.75	4.02	4.04	(a)
Portfolio turnover	45		75	96	56	77	99
Net assets at end of period (000 omitted)	$25,365		$17,583	$14,182	$11,129	$358	$51

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class 529A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.96		$9.75	$10.01	$9.84	$10.30	$10.33
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.47	$0.45	$0.42	$0.37	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	1.08		(0.75)	(0.23)	0.22	(0.32)	0.11
Total from investment operations	$1.32		$(0.28)	$0.22	$0.64	$0.05	$0.47
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.51)	$(0.48)	$(0.47)	$(0.50)	$(0.48)
From net realized gain on investments	—		—	—	—	(0.01)	(0.02)
Total distributions declared to shareholders	$(0.25)		$(0.51)	$(0.48)	$(0.47)	$(0.51)	$(0.50)
Net asset value, end of period	$10.03		$8.96	$9.75	$10.01	$9.84	$10.30
Total return (%) (r)(s)(t)	14.89	(n)	(2.74)	2.24	6.60	0.44	4.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.13	1.26	1.32	1.34	1.47
Expenses after expense reductions (f)	0.88	(a)	0.83	0.96	1.05	1.05	1.05
Net investment income	4.90	(a)	5.14	4.61	4.41	3.71	3.44
Portfolio turnover	45		75	96	56	77	99
Net assets at end of period (000 omitted)	$1,763		$1,289	$1,170	$1,213	$637	$498

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class 529B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.00		$9.80	$10.06	$9.88	$10.35	$10.36
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.40	$0.38	$0.35	$0.30	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	1.08		(0.76)	(0.23)	0.22	(0.33)	0.13
Total from investment operations	$1.28		$(0.36)	$0.15	$0.57	$(0.03)	$0.41
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.44)	$(0.41)	$(0.39)	$(0.43)	$(0.40)
From net realized gain on investments	—		—	—	—	(0.01)	(0.02)
Total distributions declared to shareholders	$(0.21)		$(0.44)	$(0.41)	$(0.39)	$(0.44)	$(0.42)
Net asset value, end of period	$10.07		$9.00	$9.80	$10.06	$9.88	$10.35
Total return (%) (r)(s)(t)	14.36	(n)	(3.55)	1.50	5.91	(0.39)	3.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.79	1.91	1.97	1.99	1.97
Expenses after expense reductions (f)	1.73	(a)	1.59	1.71	1.80	1.80	1.80
Net investment income	4.02	(a)	4.34	3.84	3.66	2.96	2.68
Portfolio turnover	45		75	96	56	77	99
Net assets at end of period (000 omitted)	$651		$478	$397	$355	$153	$130

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class 529C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.99		$9.79	$10.05	$9.87	$10.34	$10.36
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.40	$0.37	$0.35	$0.30	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	1.08		(0.76)	(0.22)	0.22	(0.33)	0.12
Total from investment operations	$1.28		$(0.36)	$0.15	$0.57	$(0.03)	$0.40
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.44)	$(0.41)	$(0.39)	$(0.43)	$(0.40)
From net realized gain on investments	—		—	—	—	(0.01)	(0.02)
Total distributions declared to shareholders	$(0.21)		$(0.44)	$(0.41)	$(0.39)	$(0.44)	$(0.42)
Net asset value, end of period	$10.06		$8.99	$9.79	$10.05	$9.87	$10.34
Total return (%) (r)(s)(t)	14.38	(n)	(3.56)	1.49	5.91	(0.39)	3.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.79	1.91	1.97	1.99	1.97
Expenses after expense reductions (f)	1.73	(a)	1.59	1.71	1.80	1.80	1.80
Net investment income	4.02	(a)	4.34	3.82	3.65	3.20	2.69
Portfolio turnover	45		75	96	56	77	99
Net assets at end of period (000 omitted)	$1,745		$1,215	$1,208	$628	$283	$249

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3 and R4), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Research Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through December 17, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.
Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as

Notes to Financial Statements (unaudited) – continued

provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same

Notes to Financial Statements (unaudited) – continued

investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of October 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$392,272,190	$—	$392,272,190
Non-U.S. Sovereign Debt	—	110,514,947	—	110,514,947
Municipal Bonds	—	47,942,368	—	47,942,368
Corporate Bonds	—	770,518,291	—	770,518,291
Residential Mortgage-Backed Securities	—	389,410,514	—	389,410,514
Commercial Mortgage-Backed Securities	—	180,444,812	—	180,444,812
Asset-Backed Securities (including CDOs)	—	18,576,595	—	18,576,595
Foreign Bonds	—	218,507,555	—	218,507,555
Mutual Funds	65,965,566	—	—	65,965,566
Total Investments	$65,965,566	$2,128,187,272	$—	$2,194,152,838

Other Financial Instruments
Futures	$(3,590,625)	$—	$—	$(3,590,625)
Swaps	—	41,144	—	41,144

For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and

Notes to Financial Statements (unaudited) – continued

derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2009:

		Asset Derivatives		Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value	Location on Statement of Assets and Liabilities	Fair Value
Interest Rate Contracts	Interest Rate Futures	Unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	$—	Unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	$(3,590,625	)(a)
Credit Contracts	Credit Default Swaps	Swaps, at value	41,144	Swaps, at value	—
Total Derivatives not Accounted for as Hedging Instruments Under ASC 815			$41,144		$(3,590,625)

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s Portfolio of Investments. Only the current day’s variation margin for futures contracts is reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2009 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Total
Interest Rate Contracts	$3,925,661	$—	$3,925,661
Credit Contracts	—	(1,370,207)	(1,370,207)
Total	$3,925,661	$(1,370,207)	$2,555,454

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2009 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Total
Interest Rate Contracts	$(5,453,648)	$—	$(5,453,648)
Credit Contracts	—	766,320	766,320
Total	$(5,453,648)	$766,320	$(4,687,328)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange

Notes to Financial Statements (unaudited) – continued

traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the

Notes to Financial Statements (unaudited) – continued

swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection

Notes to Financial Statements (unaudited) – continued

buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position, if any, as of October 31, 2009 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At October 31, 2009, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or

Notes to Financial Statements (unaudited) – continued

downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into “TBA” (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue

Notes to Financial Statements (unaudited) – continued

Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/09
Ordinary income (including any short-term capital gains)	$132,321,229

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/09
Cost of investments	$2,189,712,344
Gross appreciation	102,618,523
Gross depreciation	(98,178,029)
Net unrealized appreciation (depreciation)	$4,440,494

As of 4/30/09
Undistributed ordinary income	8,393,473
Capital loss carryforwards	(106,116,963)
Post-October capital loss deferral	(52,750,134)
Other temporary differences	(9,713,134)
Net unrealized appreciation (depreciation)	(194,829,727)

The aggregate cost above includes prior fiscal year end tax adjustments.

Notes to Financial Statements (unaudited) – continued

As of April 30, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

4/30/11	$(108,693)
4/30/12	(1,464,107)
4/30/13	(1,670,568)
4/30/14	(14,142,447)
4/30/15	(33,880,250)
4/30/16	(14,742,595)
4/30/17	(40,108,303)
$(106,116,963)

The availability of a portion of the capital loss carryforwards, which were acquired on June 22, 2007 in connection with the MFS Intermediate Investment Grade Bond Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/09	Year ended 4/30/09
Class A	$22,397,621	$55,396,969
Class B	1,067,400	2,471,547
Class C	2,339,580	3,766,851
Class I	26,066,649	64,814,398
Class W	468,814	881,421
Class R1	70,836	135,172
Class R2	892,153	1,994,318
Class R3	770,234	1,634,112
Class R4	530,731	1,087,096
Class 529A	41,093	66,186
Class 529B	13,385	18,996
Class 529C	31,701	54,163
Total	$54,690,197	$132,321,229

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.30% of the fund’s average daily net assets. This written agreement terminated on June 30, 2009. This management fee reduction amounted to $638,600, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2009 was equivalent to an annual effective rate of 0.44% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $173,765 and $257 for the six months ended October 31, 2009, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$1,053,109
Class B	0.75%	0.25%	1.00%	0.94%	224,449
Class C	0.75%	0.25%	1.00%	1.00%	524,337
Class W	0.10%	—	0.10%	0.10%	8,749
Class R1	0.75%	0.25%	1.00%	1.00%	15,775
Class R2	0.25%	0.25%	0.50%	0.50%	89,760
Class R3	—	0.25%	0.25%	0.25%	36,920
Class 529A	—	0.25%	0.25%	0.15%	1,971
Class 529B	0.75%	0.25%	1.00%	1.00%	3,047
Class 529C	0.75%	0.25%	1.00%	1.00%	7,227
Total Distribution and Service Fees					$1,965,344

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

Notes to Financial Statements (unaudited) – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2009 based on each class’ average daily net assets. 0.10% of the Class A and 0.10% of the Class 529A service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2009, this waiver amounted to $422,029 and is reflected as a reduction of total expenses in the Statement of Operations. Assets attributable to Class B shares sold prior to May 1, 2006 are subject to the 0.25% annual Class B service fee. Prior to September 1, 2009, on assets attributable to all other Class B shares, 0.15% of the Class B service fee was in effect and the remaining portion of the Class B service fee was not in effect. Effective September 1, 2009, on assets attributable to all other Class B shares, 0.15% of the Class B service fee is being paid by the fund and 0.10% of the Class B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2009, this waiver amounted to $4,241 and is reflected as a reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2010.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2009, were as follows:

Amount
Class A	$10,000
Class B	31,212
Class C	5,127
Class 529B	27
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2009, were as follows:

Amount
Class 529A	$788
Class 529B	305
Class 529C	723
Total Program Manager Fees	$1,816

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2009, the fee was $193,184, which equated to 0.0187% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $636,120.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended October 31, 2009, these costs for the fund amounted to $358,025 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2009 was equivalent to an annual effective rate of 0.0182% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO

Notes to Financial Statements (unaudited) – continued

are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $9,179 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $7,037, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$352,000,548	$178,710,780
Investments (non-U.S. Government securities)	$641,630,774	$708,260,371

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/09		Year ended 4/30/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	20,373,301	$195,191,285	34,295,397	$311,979,801
Class B	702,476	6,771,784	1,240,304	11,148,824
Class C	3,806,573	36,546,525	3,546,644	31,892,707
Class I	18,491,046	179,401,796	15,532,908	138,716,529
Class W	334,079	3,225,585	1,214,225	10,794,866
Class R1	55,919	535,886	200,514	1,800,772
Class R2	924,188	8,887,180	1,452,378	13,188,422
Class R3	735,621	6,954,338	976,631	8,848,215
Class R4	856,396	8,405,282	1,366,471	12,872,064
Class 529A	36,427	345,675	37,995	337,878
Class 529B	18,997	178,085	15,738	138,300
Class 529C	43,462	423,608	42,141	375,786
	46,378,485	$446,867,029	59,921,346	$542,094,164

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/09		Year ended 4/30/09
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,747,591	$16,944,045	4,077,672	$36,971,900
Class B	82,491	799,965	209,754	1,902,959
Class C	138,230	1,343,879	247,964	2,245,937
Class I	1,696,591	16,459,695	5,246,311	47,673,285
Class W	44,580	432,544	90,703	818,891
Class R1	7,240	70,246	14,865	134,409
Class R2	89,054	862,956	211,765	1,914,616
Class R3	79,189	767,568	178,608	1,617,459
Class R4	53,575	520,630	114,014	1,030,563
Class 529A	4,226	40,914	7,336	65,943
Class 529B	1,372	13,336	2,098	18,942
Class 529C	3,261	31,682	5,947	53,770
	3,947,400	$38,287,460	10,407,037	$94,448,674
Shares reacquired
Class A	(25,356,865)	$(243,343,670)	(65,787,865)	$(594,175,048)
Class B	(1,191,643)	(11,478,326)	(2,556,847)	(23,361,837)
Class C	(1,145,423)	(11,057,975)	(2,987,312)	(27,172,868)
Class I	(3,639,701)	(35,031,661)	(61,941,241)	(553,413,980)
Class W	(413,137)	(4,021,001)	(971,656)	(8,576,148)
Class R1	(80,968)	(778,242)	(177,321)	(1,613,984)
Class R2	(858,591)	(8,192,853)	(2,344,168)	(21,305,784)
Class R3	(589,372)	(5,567,076)	(2,211,858)	(20,517,263)
Class R4	(343,624)	(3,236,175)	(973,504)	(8,841,275)
Class 529A	(8,680)	(84,357)	(21,480)	(198,846)
Class 529B	(8,765)	(84,766)	(5,237)	(48,644)
Class 529C	(8,306)	(80,675)	(36,390)	(327,930)
	(33,645,075)	$(322,956,777)	(140,014,879)	$(1,259,553,607)
Net change
Class A	(3,235,973)	$(31,208,340)	(27,414,796)	$(245,223,347)
Class B	(406,676)	(3,906,577)	(1,106,789)	(10,310,054)
Class C	2,799,380	26,832,429	807,296	6,965,776
Class I	16,547,936	160,829,830	(41,162,022)	(367,024,166)
Class W	(34,478)	(362,872)	333,272	3,037,609
Class R1	(17,809)	(172,110)	38,058	321,197
Class R2	154,651	1,557,283	(680,025)	(6,202,746)
Class R3	225,438	2,154,830	(1,056,619)	(10,051,589)
Class R4	566,347	5,689,737	506,981	5,061,352
Class 529A	31,973	302,232	23,851	204,975
Class 529B	11,604	106,655	12,599	108,598
Class 529C	38,417	374,615	11,698	101,626
	16,680,810	$162,197,712	(69,686,496)	$(623,010,769)

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, and MFS Growth Allocation Fund were the owners of record of approximately 7%, 13%, and 5%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2009, the fund’s commitment fee and interest expense were $20,759 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	49,563,654	597,132,947	(580,731,035)	65,965,566

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$40,535	$65,965,566

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2008 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not currently subject to any breakpoints. The Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund

Board Review of Investment Advisory Agreement – continued

represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2009.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Mutual Funds	10/31/09
SEMIANNUAL REPORT

MFS® Research Bond Fund J

RBJ-SEM 10/09

MFS® Research Bond Fund J

CONTACT INFORMATION	BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

There remains some question as to when the global economy will achieve a sustainable recovery. While some economists and market watchers are optimistic that the worst is behind us, a number also agree with U.S. Federal Reserve Board Chairman Ben Bernanke who said in September that “even though from a technical perspective the recession is very likely over at this point, it’s still going to feel like a very weak economy for some time.”

Have we in fact turned the corner? We have seen tremendous rallies in the markets over the past six months. The Fed has cut interest rates aggressively toward zero to support credit markets, global deleveraging has helped diminish inflationary concerns, and stimulus measures have put more money in the hands of the government and individuals to keep the economy moving. Still, unemployment remains high, consumer confidence and spending continue to waiver, and the housing market, while improving, has a long way to go to recover.

Regardless of lingering market uncertainties, MFS® is confident that the fundamental principles of long-term investing will always apply. We encourage investors to speak with their advisors to identify and research long-term investment opportunities thoroughly. Global research continues to be one of the hallmarks of MFS, along with a unique collaboration between our portfolio managers and sector analysts, who regularly discuss potential investments before making both buy and sell decisions.

As we continue to dig out from the worst financial crisis in decades, keep in mind that while the road back to sustainable recovery will be slow, gradual, and even bumpy at times, conditions are significantly better than they were six months ago.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

December 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	35.7%
Mortgage-Backed Securities	20.2%
Commercial Mortgage-Backed Securities	7.9%
High Yield Corporates	6.6%
U.S. Treasury Securities	6.4%
Emerging Markets Bonds	6.1%
Municipal Bonds	2.3%
Collateralized Debt Obligations	1.6%
Asset-Backed Securities	1.3%
Non-U.S. Government Bonds	1.0%
U.S. Government Agencies	1.0%

Credit quality of bonds (r)
AAA	46.6%
AA	4.8%
A	13.5%
BBB	25.1%
BB	8.2%
B	1.0%
CCC	0.3%
CC	0.4%
D (o)	0.0%
Not Rated	0.1%

Portfolio facts
Average Duration (d)(i)	4.2
Average Effective Maturity (i)(m)	6.5 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(c)	Includes holding in the MFS Institutional Money Market Portfolio which is not rated by a public rating agency. The average credit quality of rated securities (short-term) is based upon a market weighted average of the underlying holdings within the MFS Institutional Money Market Portfolio that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 10/31/09.

Percentages are based on net assets as of 10/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

The synchronized global downturn in economic activity experienced in the fourth quarter of 2008 and the first quarter of 2009 was among the most intense in the post-World War II period. The subsequent recovery in global activity, which covers this reporting period, has been similarly synchronized, led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus. As a result, credit conditions and equity indices improved considerably during the second half of the period. Nevertheless, the degree of financial and macroeconomic dislocation remained considerable.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. By the beginning of the reporting period, several central banks had approached their lower bound on policy rates and were examining the implementation and ramifications of quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the end of the period, there were broadening signs that the worst of the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2009 through October 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2009 through October 31, 2009.

Actual expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class B	Annualized Expense Ratio	Beginning Account Value 5/01/09	Ending Account Value 10/31/09	Expenses Paid During Period (p) 5/01/09-10/31/09
Actual	1.60%	$1,000.00	$1,133.95	$8.61
Hypothetical (h)	1.60%	$1,000.00	$1,017.14	$8.13

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

10/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.6%
Issuer	Shares/Par	Value ($)

Airlines - 0.5%
American Airlines Pass- Through Trust, 10.375%, 2019	$100,000	$110,750
Continental Airlines, Inc., 7.875%, 2018	268,599	218,908
Continental Airlines, Inc., 7.25%, 2019	130,000	131,463

		$461,121
Asset Backed & Securitized - 10.8%
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (z)	$138,945	$11,116
Banc of America Commercial Mortgage, Inc., 5.62%, 2051	134,000	129,155
Bayview Commercial Asset Trust, FRN, 2.15%, 2035 (i)(z)	4,224,857	197,301
Bayview Commercial Asset Trust, FRN, 1.68%, 2036 (i)(z)	2,696,394	147,492
Bayview Commercial Asset Trust, FRN, 1.798%, 2036 (i)(z)	2,091,203	115,016
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2013 (i)(z)	1,844,966	83,023
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	122,436	113,493
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	307,000	266,856
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	526,957	473,099
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044	580,000	588,489
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	900,000	818,045
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	166,870	152,830
Crest G-Star, CDO, 6.95%, 2032 (z)	974,000	535,700
CWCapital LLC, 5.223%, 2048	700,000	622,624
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	360,072	383,944
E*TRADE RV & Marine Trust, 3.62%, 2018	47,389	47,777
Falcon Franchise Loan LLC, FRN, 2.067%, 2023 (i)(z)	83,875	4,126
Falcon Franchise Loan LLC, FRN, 2.724%, 2025 (i)(z)	1,589,993	117,023
First Union National Bank Commercial Mortgage Trust, FRN, 0.897%, 2043 (i)(n)	5,110,783	48,715
First Union-Lehman Brothers Bank of America, FRN, 0.423%, 2035 (i)	1,890,365	37,056
Greenwich Capital Commercial Funding Corp., FRN, 5.918%, 2038	500,000	479,409
GS Mortgage Securities Corp., 5.56%, 2039	600,000	550,078
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	247,640	216,922
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.342%, 2042 (n)	540,000	187,029
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	310,000	246,751
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	320,000	292,050
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	470,000	449,140
KKR Financial CLO Ltd., “C”, CDO, FRN, 1.89%, 2021 (n)(p)	813,692	402,778
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.34%, 2035 (i)	675,588	35,819
Merrill Lynch Mortgage Trust, FRN, 5.656%, 2039	28,000	28,606
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	350,000	117,224
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.112%, 2049	242,000	241,998
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.172%, 2049	688,000	612,035
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050	320,000	269,369
Morgan Stanley Capital I, Inc., FRN, 1.36%, 2031 (i)(z)	481,860	9,294
Mortgage Capital Funding, Inc., FRN, 2.213%, 2031 (i)	66,527	53
Nationslink Funding Corp., FRN, 1.105%, 2030 (i)	258,761	9,229
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	158,741	156,847
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	96,591	94,423
Preferred Term Securities XIX Ltd., CDO, FRN, 0.649%, 2035 (z)	1,381,401	607,817
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	185,000	137,578
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	845,000	278,841
Structured Asset Securities Corp., FRN, 0.484%, 2035	39,241	32,481
Wachovia Bank Commercial Mortgage Trust, 5.313%, 2048	39,000	37,240

		$10,385,891

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - 0.2%
News America, Inc., 8.5%, 2025	$30,000	$35,361
News America, Inc., 6.9%, 2039 (n)	148,000	156,913

		$192,274
Brokerage & Asset Managers - 0.7%
INVESCO PLC, 4.5%, 2009	$518,000	$519,031
INVESCO PLC, 5.625%, 2012	179,000	183,710

		$702,741
Building - 0.6%
CRH PLC, 8.125%, 2018	$276,000	$318,698
Odebrecht Finance Ltd., 7%, 2020 (z)	241,000	227,745

		$546,443
Cable TV - 1.4%
Charter Communications Holdings LLC, 12.875%, 2014 (n)	$190,000	$209,950
Cox Communications, Inc., 8.375%, 2039 (z)	220,000	263,750
DIRECTV Holdings LLC, 7.625%, 2016	376,000	407,960
TCI Communications, Inc., 9.8%, 2012	181,000	207,326
Time Warner Entertainment Co. LP, 8.375%, 2033	243,000	291,427

		$1,380,413
Chemicals - 0.7%
Dow Chemical Co., 8.55%, 2019	$350,000	$399,568
Dow Chemical Co., 9.4%, 2039	210,000	258,321

		$657,889
Conglomerates - 0.1%
American Standard Cos., Inc., 7.625%, 2010	$100,000	$101,467

Consumer Products - 0.2%
Controladora Mabe S.A. de C.V., 7.875%, 2019 (z)	$197,000	$189,120

Consumer Services - 0.7%
Corrections Corp. of America, 7.75%, 2017	$135,000	$139,050
Western Union Co., 5.4%, 2011	500,000	533,669

		$672,719
Containers - 0.6%
Greif, Inc., 7.75%, 2019 (z)	$300,000	$307,500
Owens-Illinois, Inc., 7.375%, 2016	300,000	303,000

		$610,500
Defense Electronics - 1.0%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$402,000	$408,638
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	372,000	398,240
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	105,000	115,121

		$921,999
Electronics - 0.3%
Tyco Electronics Group S.A., 6.55%, 2017	$180,000	$188,896
Tyco Electronics Group S.A., 7.125%, 2037	130,000	133,328

		$322,224
Emerging Market Quasi-Sovereign - 2.9%
Export-Import Bank of Korea, 5.875%, 2015	$298,000	$314,103
Gaz Capital S.A., 8.125%, 2014 (n)	380,000	401,394

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
KazMunaiGaz Finance B.V., 8.375%, 2013	$264,000	$277,860
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	214,000	255,730
Majapahit Holding B.V., 7.75%, 2020 (z)	308,000	305,388
National Agricultural Co., 5%, 2014 (n)	297,000	302,295
Petrobras International Finance Co., 5.75%, 2020	110,000	109,670
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	260,000	295,100
Qtel International Finance Ltd., 7.875%, 2019 (n)	238,000	277,729
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	251,000	276,879

		$2,816,148
Emerging Market Sovereign - 0.7%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$215,000	$245,747
Republic of Croatia, 6.75%, 2019 (z)	183,000	184,693
Republic of Uruguay, 8%, 2022	175,000	197,750

		$628,190
Energy - Independent - 0.7%
Anadarko Petroleum Corp., 6.95%, 2019	$190,000	$213,514
Apache Corp., 7.375%, 2047	10,000	12,969
Pioneer Natural Resources Co., 6.65%, 2017	205,000	196,009
Questar Market Resources, Inc., 6.8%, 2020	262,000	274,029

		$696,521
Energy - Integrated - 1.1%
Hess Corp., 8.125%, 2019	$200,000	$242,776
Husky Energy, Inc., 7.25%, 2019	391,000	451,996
Petro-Canada, 6.05%, 2018	327,000	348,219

		$1,042,991
Financial Institutions - 0.8%
GMAC LLC, 6.875%, 2011 (n)	$350,000	$336,000
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	500,000	235,000
ORIX Corp., 5.48%, 2011	174,000	174,124

		$745,124
Food & Beverages - 1.7%
Anheuser-Busch Cos., Inc., 7.75%, 2019 (n)	$410,000	$477,779
Del Monte Foods Co., 7.5%, 2019 (z)	20,000	20,300
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	358,000	409,021
Miller Brewing Co., 5.5%, 2013 (n)	641,000	685,358

		$1,592,458
Food & Drug Stores - 0.2%
CVS Caremark Corp., 5.75%, 2017	$153,000	$164,618

Forest & Paper Products - 0.1%
Fibria Overseas Finance, 9.25%, 2019 (z)	$101,000	$105,848

Gaming & Lodging - 0.4%
Wyndham Worldwide Corp., 6%, 2016	$410,000	$373,248

Insurance - 1.7%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$323,000	$235,790
Metropolitan Life Global Funding, 5.125%, 2013 (n)	300,000	317,675
Metropolitan Life Global Funding, 5.125%, 2014 (n)	110,000	116,863

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - continued
Prudential Financial, Inc., 5.1%, 2014	$289,000	$297,736
Prudential Financial, Inc., 6%, 2017	45,000	45,588
UnumProvident Corp., 6.85%, 2015 (n)	608,000	605,114

		$1,618,766
Insurance - Health - 0.3%
Humana, Inc., 7.2%, 2018	$270,000	$275,341

Insurance - Property & Casualty - 0.6%
AXIS Capital Holdings Ltd., 5.75%, 2014	$500,000	$510,787
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	126,000	102,060

		$612,847
International Market Quasi-Sovereign - 1.2%
Achmea Hypotheekbank N.V., 3.2%, 2014 (z)	$280,000	$281,429
Petrobras International Finance, 6.875%, 2040	126,000	125,874
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	400,000	408,878
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	302,000	311,768

		$1,127,949
Local Authorities - 0.7%
Bay Area Toll Authority, CA, Toll Bridge Rev. (Build America Bonds), 6.263%, 2049	$170,000	$171,640
California (Build America Bonds), 7.55%, 2039	340,000	353,236
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	145,000	174,544

		$699,420
Major Banks - 7.0%
Abu Dhabi Commercial Bank, 4.75%, 2014 (z)	$293,000	$292,493
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	230,000	159,850
Bank of America Corp., 5.65%, 2018	1,110,000	1,121,911
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	400,000	366,000
Credit Suisse (USA), Inc., 6%, 2018	360,000	379,375
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	162,000	163,215
Goldman Sachs Group, Inc., 5.625%, 2017	205,000	209,835
Goldman Sachs Group, Inc., 7.5%, 2019	340,000	397,596
JPMorgan Chase & Co., 6%, 2017	250,000	266,283
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	264,609
Kookmin Bank, 7.25%, 2014 (n)	100,000	110,766
Merrill Lynch & Co., Inc., 6.15%, 2013	440,000	471,660
Merrill Lynch & Co., Inc., 6.05%, 2016	280,000	280,197
Morgan Stanley, 5.75%, 2016	372,000	384,424
Morgan Stanley, 6.625%, 2018	488,000	523,057
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	189,000	174,608
PNC Funding Corp., 5.625%, 2017	290,000	285,979
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	258,000	242,520
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	500,000	494,016
Wachovia Corp., 6.605%, 2025	187,000	183,951

		$6,772,345
Medical & Health Technology & Services - 1.7%
Fisher Scientific International, Inc., 6.125%, 2015	$675,000	$702,844
HCA, Inc., 7.875%, 2020 (z)	345,000	355,350
Hospira, Inc., 5.55%, 2012	300,000	321,949
Hospira, Inc., 6.05%, 2017	290,000	305,569

		$1,685,712

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - 1.5%
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	$500,000	$536,250
International Steel Group, Inc., 6.5%, 2014	497,000	517,544
Peabody Energy Corp., 5.875%, 2016	240,000	234,000
PT Adaro Indonesia, 7.625%, 2019 (z)	158,000	156,025

		$1,443,819
Mortgage Backed - 20.1%
Fannie Mae, 4.55%, 2011	$331,604	$341,920
Fannie Mae, 5.12%, 2012	274,925	292,951
Fannie Mae, 4.518%, 2014	191,320	201,954
Fannie Mae, 4.61%, 2014	251,195	265,416
Fannie Mae, 4.62%, 2014	174,265	186,335
Fannie Mae, 4.86%, 2014	174,064	185,044
Fannie Mae, 4.56%, 2015	223,542	234,508
Fannie Mae, 4.665%, 2015	150,344	158,479
Fannie Mae, 4.69%, 2015	125,670	132,599
Fannie Mae, 4.7%, 2015	173,511	183,157
Fannie Mae, 4.74%, 2015	192,456	203,472
Fannie Mae, 4.78%, 2015	212,751	225,317
Fannie Mae, 4.815%, 2015	271,000	287,379
Fannie Mae, 4.87%, 2015	170,673	181,305
Fannie Mae, 4.89%, 2015	121,576	129,318
Fannie Mae, 4.921%, 2015	429,797	458,091
Fannie Mae, 5.1%, 2015	100,000	107,580
Fannie Mae, 5.466%, 2015	301,443	328,954
Fannie Mae, 5%, 2016 - 2037	2,060,793	2,137,655
Fannie Mae, 5.157%, 2016	152,164	164,789
Fannie Mae, 5.5%, 2018 - 2039	3,630,003	3,844,646
Fannie Mae, 4.88%, 2020	154,658	163,608
Fannie Mae, 6%, 2029 - 2037	792,322	841,519
Fannie Mae, 6.5%, 2033	49,685	53,839
Freddie Mac, 5%, 2018 - 2028	855,077	889,739
Freddie Mac, 5.5%, 2022 - 2039	2,971,040	3,119,926
Freddie Mac, 4%, 2024	19,446	19,593
Freddie Mac, 6%, 2034 - 2038	971,311	1,036,310
Ginnie Mae, 6%, 2036 - 2038	742,457	790,501
Ginnie Mae, 5.5%, 2038 - 2039	1,219,988	1,290,417
Ginnie Mae, 5%, 2039	885,925	922,488

		$19,378,809
Municipals - 2.2%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$680,000	$772,521
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	415,000	458,758
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	755,000	920,111

		$2,151,390
Natural Gas - Distribution - 0.3%
EQT Corp., 8.125%, 2019	$229,000	$262,384

Natural Gas - Pipeline - 1.0%
Enterprise Products Operating LP, 5.65%, 2013	$181,000	$192,080
Enterprise Products Partners LP, 6.3%, 2017	40,000	43,908
Kinder Morgan Energy Partners LP, 7.75%, 2032	236,000	263,893
Spectra Energy Capital LLC, 8%, 2019	393,000	460,188

		$960,069

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - 1.1%
CenturyTel, Inc., 7.6%, 2039	$180,000	$176,113
Telecom Italia Capital, 7.175%, 2019	311,000	344,782
Telemar Norte Leste S.A., 9.5%, 2019 (n)	190,000	223,725
Windstream Corp., 8.625%, 2016	330,000	339,075

		$1,083,695
Oil Services - 0.3%
Smith International, Inc., 9.75%, 2019	$270,000	$336,407

Other Banks & Diversified Financials - 4.5%
American Express Co., 8.125%, 2019	$450,000	$538,527
Banco Bradesco S.A., 6.75%, 2019 (n)	294,000	296,530
Capital One Financial Corp., 6.15%, 2016	310,000	308,366
Capital One Financial Corp., 8.8%, 2019	270,000	319,793
Citigroup, Inc., 6.125%, 2018	510,000	516,146
Citigroup, Inc., 8.5%, 2019	250,000	292,227
Citigroup, Inc., 8.125%, 2039	170,000	197,823
Eurasian Development Bank, 7.375%, 2014 (n)	241,000	249,435
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	236,000	280,755
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	465,000	406,875
Svenska Handelsbanken AB, 4.875%, 2014 (n)	500,000	524,862
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	350,000	276,150
Woori America Bank, 7%, 2015 (n)	113,000	122,010

		$4,329,499
Pollution Control - 0.5%
Allied Waste North America, Inc., 6.875%, 2017	$500,000	$530,000

Precious Metals & Minerals - 0.3%
Teck Resources Ltd., 10.25%, 2016	$55,000	$63,388
Teck Resources Ltd., 6.125%, 2035	264,000	220,440

		$283,828
Printing & Publishing - 0.1%
Pearson PLC, 5.5%, 2013 (n)	$140,000	$146,857

Real Estate - 3.1%
Boston Properties, Inc., REIT, 5%, 2015	$253,000	$251,726
HRPT Properties Trust, REIT, 6.25%, 2016	416,000	389,593
Kimco Realty Corp., REIT, 6%, 2012	150,000	156,920
Kimco Realty Corp., REIT, 5.783%, 2016	648,000	639,052
Liberty Property LP, REIT, 5.5%, 2016	430,000	399,396
ProLogis, REIT, 5.75%, 2016	83,000	77,818
Simon Property Group, Inc., REIT, 4.6%, 2010	157,000	158,585
Simon Property Group, Inc., REIT, 5.75%, 2015	331,000	341,448
Simon Property Group, Inc., REIT, 6.1%, 2016	312,000	324,330
WEA Finance LLC, REIT, 6.75%, 2019 (n)	260,000	264,786

		$3,003,654
Restaurants - 0.5%
YUM! Brands, Inc., 8.875%, 2011	$417,000	$454,384

Retailers - 0.9%
Home Depot, Inc., 5.875%, 2036	$358,000	$349,208
J.C. Penney Corp., Inc., 8%, 2010	70,000	70,875

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
Wesfarmers Ltd., 6.998%, 2013 (n)	$420,000	$454,556

		$874,639
Specialty Chemicals - 0.3%
Ashland, Inc., 9.125%, 2017 (n)	$240,000	$259,200

Specialty Stores - 0.3%
Best Buy, Inc., 6.75%, 2013	$270,000	$290,061

Steel - 0.2%
CSN Islands XI Corp., 6.875%, 2019 (n)	$242,000	$235,950

Supermarkets - 0.4%
Delhaize America, Inc., 9%, 2031	$284,000	$365,902

Tobacco - 1.7%
Altria Group, Inc., 9.7%, 2018	$150,000	$184,675
Altria Group, Inc., 9.25%, 2019	210,000	254,605
Altria Group, Inc., 9.95%, 2038	250,000	326,051
Lorillard Tobacco Co., 8.125%, 2019	448,000	498,116
Reynolds American, Inc., 6.75%, 2017	350,000	360,284

		$1,623,731
Transportation - Services - 0.5%
Erac USA Finance Co., 6.375%, 2017 (n)	$140,000	$143,418
Erac USA Finance Co., 7%, 2037 (n)	310,000	299,346

		$442,764
U.S. Government Agencies and Equivalents - 1.0%
Small Business Administration, 6.35%, 2021	$6,175	$6,687
Small Business Administration, 6.34%, 2021	10,070	10,901
Small Business Administration, 6.44%, 2021	9,600	10,417
Small Business Administration, 5.34%, 2021	56,623	60,192
Small Business Administration, 6.07%, 2022	37,860	40,932
Small Business Administration, 4.35%, 2023	302,063	315,183
Small Business Administration, 4.76%, 2025	471,913	497,778

		$942,090
U.S. Treasury Obligations - 14.7%
U.S. Treasury Bonds, 2.375%, 2010 (f)	$5,711,000	$5,806,705
U.S. Treasury Bonds, 8.125%, 2019	5,000	6,945
U.S. Treasury Bonds, 6%, 2026	154,000	188,385
U.S. Treasury Bonds, 5.375%, 2031	29,000	33,699
U.S. Treasury Bonds, 4.5%, 2036	74,000	77,261
U.S. Treasury Bonds, 5%, 2037	407,000	458,320
U.S. Treasury Notes, 3.125%, 2013	2,965,000	3,106,531
U.S. Treasury Notes, 4.75%, 2014	74,000	82,458
U.S. Treasury Notes, 3.75%, 2018	3,173,000	3,271,166
U.S. Treasury Notes, TIPS, 2%, 2014	263,991	277,128
U.S. Treasury Notes, TIPS, 1.625%, 2015	262,241	271,153
U.S. Treasury Notes, TIPS, 2%, 2016	511,102	537,615

		$14,117,366
Utilities - Electric Power - 2.5%
AES Corp., 8%, 2017	$230,000	$231,150
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	439,000	482,500

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Bruce Mansfield Unit, 6.85%, 2034	$525,635	$499,996
CenterPoint Energy, Inc., 5.95%, 2017	250,000	245,059
EDP Finance B.V., 6%, 2018 (n)	420,000	454,185
FirstEnergy Corp., 6.8%, 2039 (n)	150,000	155,751
MidAmerican Energy Holdings Co., 5.875%, 2012	150,000	163,627
NRG Energy, Inc., 7.375%, 2016	135,000	134,156

		$2,366,424
Total Bonds (Identified Cost, $94,572,196)		$93,985,249

Money Market Funds (v) - 2.2%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value	2,088,889	$2,088,889
Total Investments (Identified Cost, $96,661,085)		$96,074,138

Other Assets, Less Liabilities - 0.2%		169,281
Net Assets - 100.0%		$96,243,419

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,956,011, representing 14.5% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045	3/11/05-3/28/05	$126,372	$11,116
Abu Dhabi Commercial Bank, 4.75%, 2014	10/01/09	291,830	292,493
Achmea Hypotheekbank N.V., 3.2%, 2014	10/26/09	279,860	281,429
Bayview Commercial Asset Trust, FRN, 2.15%, 2035	10/06/05	328,795	197,301
Bayview Commercial Asset Trust, FRN, 1.68%, 2036	2/28/06	240,972	147,492
Bayview Commercial Asset Trust, FRN, 1.798%, 2036	5/16/06	163,345	115,016
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2013	3/29/06	186,045	83,023
Controladora Mabe S.A. de C.V., 7.875%, 2019	10/21/09	197,000	189,120
Cox Communications, Inc., 8.375%, 2039	6/09/09	238,848	263,750
Crest G-Star, CDO, 6.95%, 2032	9/13/05	1,037,175	535,700
Del Monte Foods Co., 7.5%, 2019	9/17/09	19,656	20,300
Falcon Franchise Loan LLC, FRN, 2.067%, 2023	12/19/03	6,186	4,126
Falcon Franchise Loan LLC, FRN, 2.724%, 2025	12/19/03	190,013	117,023
Fibria Overseas Finance, 9.25%, 2019	10/26/09	100,192	105,848
Greif, Inc., 7.75%, 2019	7/23/09-8/06/09	295,139	307,500
HCA, Inc., 7.875%, 2020	7/29/09-7/30/09	339,824	355,350
Majapahit Holding B.V., 7.75%, 2020	10/30/09	305,388	305,388
Morgan Stanley Capital I, Inc., FRN, 1.36%, 2031	12/19/03	14,737	9,294
Odebrecht Finance Ltd., 7%, 2020	10/15/09	238,595	227,745
PT Adaro Indonesia, 7.625%, 2019	10/19/09	159,380	156,025
Preferred Term Securities XIX Ltd., CDO, FRN, 0.649%, 2035	9/08/05	1,381,401	607,817
Republic of Croatia, 6.75%, 2019	10/29/09	179,633	184,693
Total Restricted Securities			$4,517,549
% of Net Assets			4.7%

12

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Derivative Contracts at 10/31/09

Futures Contracts Outstanding at 10/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives

Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	68	$8,065,438	Dec-09	$(120,582)

Swap Agreements at 10/31/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives

Credit Default Swaps
6/20/13	USD	260,000	Morgan Stanley Capital Services, Inc.	(1)	1.48% (fixed rate)	$1,657

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhaeuser Corp., 7.125%, 7/15/23.

At October 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $94,572,196)	$93,985,249
Underlying funds, at cost and value	2,088,889
Total investments, at value (identified cost, $96,661,085)		$96,074,138
Cash	$248,153
Receivables for
Investments sold	2,663,314
Fund shares sold	660,186
Interest and dividends	1,128,215
Swaps, at value	1,657
Total assets		$100,775,663
Liabilities
Payables for
Distributions	$348,174
Daily variation margin on open futures contracts	60,563
Investments purchased	3,589,047
Fund shares reacquired	399,785
Payable to affiliates
Investment adviser	5,679
Shareholder servicing costs	47
Distribution and service fees	7,917
Administrative services fee	202
Payable for independent Trustees’ compensation	239
Accrued expenses and other liabilities	120,591
Total liabilities		$4,532,244
Net assets		$96,243,419
Net assets consist of
Paid-in capital	$111,630,801
Unrealized appreciation (depreciation) on investments	(705,872)
Accumulated net realized gain (loss) on investments	(15,091,676)
Undistributed net investment income	410,166
Net assets		$96,243,419
Shares of beneficial interest outstanding		10,022,663
Class B shares net asset value and offering price per share		$9.60

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$2,893,750
Dividends from underlying funds	4,025
Foreign taxes withheld	(811)
Total investment income		$2,896,964
Expenses
Management fee	$252,816
Distribution and service fees	505,633
Shareholder servicing costs	50
Administrative services fee	13,349
Independent Trustees’ compensation	1,972
Custodian fee	16,820
Shareholder communications	43,174
Auditing fees	32,996
Legal fees	13,405
Miscellaneous	7,280
Total expenses		$887,495
Fees paid indirectly	(19)
Reduction of expenses by investment adviser	(77,095)
Net expenses		$810,381
Net investment income		$2,086,583
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$1,571,205
Futures contracts	193,954
Swap transactions	(45,872)
Net realized gain (loss) on investments		$1,719,287
Change in unrealized appreciation (depreciation)
Investments	$9,128,831
Futures contracts	(203,294)
Swap transactions	26,247
Net unrealized gain (loss) on investments		$8,951,784
Net realized and unrealized gain (loss) on investments		$10,671,071
Change in net assets from operations		$12,757,654

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/09 (unaudited)	Year ended 4/30/09
From operations
Net investment income	$2,086,583	$4,329,069
Net realized gain (loss) on investments	1,719,287	(4,308,939)
Net unrealized gain (loss) on investments	8,951,784	(6,537,899)
Change in net assets from operations	$12,757,654	$(6,517,769)
Distributions declared to shareholders
From net investment income	$(2,288,769)	$(4,639,784)
Change in net assets from fund share transactions	$6,111,082	$(32,272,235)
Total change in net assets	$16,579,967	$(43,429,788)
Net assets
At beginning of period	79,663,452	123,093,240
At end of period (including undistributed net investment income of $410,166 and $612,352, respectively)	$96,243,419	$79,663,452

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
Class B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.66		$9.46	$9.74	$9.58	$10.03	$10.27
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.38	$0.40	$0.37	$0.32	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	0.96		(0.76)	(0.27)	0.20	(0.33)	0.15
Total from investment operations	$1.15		$(0.38)	$0.13	$0.57	$(0.01)	$0.46
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.42)	$(0.41)	$(0.41)	$(0.44)	$(0.43)
From net realized gain on investments	—		—	—	—	—	(0.27)
Total distributions declared to shareholders	$(0.21)		$(0.42)	$(0.41)	$(0.41)	$(0.44)	$(0.70)
Net asset value, end of period	$9.60		$8.66	$9.46	$9.74	$9.58	$10.03
Total return (%) (r)(s)(t)	13.39	(n)	(3.98)	1.40	6.03	(0.17)	4.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.83	1.67	1.75	1.73	1.73
Expenses after expense reductions (f)	1.60	(a)	1.60	1.51	1.60	1.58	1.58
Net investment income	4.12	(a)	4.32	4.16	3.88	3.18	3.04
Portfolio turnover	57		65	87	71	95	140
Net assets at end of period (000 omitted)	$96,243		$79,663	$123,093	$168,913	$201,306	$155,004

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Research Bond Fund J (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through December 17, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded

18

Notes to Financial Statements (unaudited) – continued

(such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of October 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$15,059,456	$—	$15,059,456
Non-U.S. Sovereign Debt	—	4,821,721	—	4,821,721
Municipal Bonds	—	2,151,390	—	2,151,390
Corporate Bonds	—	33,333,680		33,333,680
Residential Mortgage-Backed Securities	—	20,612,157	—	20,612,157
Commercial Mortgage-Backed Securities	—	7,547,357	—	7,547,357
Asset-Backed Securities (including CDOs)	—	1,605,186	—	1,605,186
Foreign Bonds	—	8,854,302	—	8,854,302
Mutual Funds	2,088,889	—	—	2,088,889
Total Investments	$2,088,889	$93,985,249	$—	$96,074,138

Other Financial Instruments
Futures	$(120,582)	$—	$—	$(120,582)
Swaps	—	1,657	—	1,657

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses

19

Notes to Financial Statements (unaudited) – continued

attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2009:

		Asset Derivatives		Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value	Location on Statement of Assets and Liabilities	Fair Value
Interest Rate Contracts	Interest Rate Futures	Unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	$—	Unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	$(120,582	)(a)
Credit Contracts	Credit Default Swaps	Swaps, at value	1,657	Swaps, at value	—
Total Derivatives not Accounted for as Hedging Instruments Under ASC 815			$1,657		$(120,582)

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2009 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Total
Interest Rate Contracts	$193,954	$—	$193,954
Credit Contracts	—	(45,872)	(45,872)
Total	$193,954	$(45,872)	$148,082

20

Notes to Financial Statements (unaudited) – continued

The following table presents by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2009 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Total
Interest Rate Contracts	$(203,294)	$—	$(203,294)
Credit Contracts	—	26,247	26,247
Total	$(203,294)	$26,247	$(177,047)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions

21

Notes to Financial Statements (unaudited) – continued

in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position, if any, as of October 31, 2009 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At October 31, 2009, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

22

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into “TBA” (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net

23

Notes to Financial Statements (unaudited) – continued

assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions. The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/09
Ordinary income (including any short-term capital gains)	$4,639,784

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/09
Cost of investments	$96,930,580
Gross appreciation	4,064,514
Gross depreciation	(4,920,956)
Net unrealized appreciation (depreciation)	$(856,442)

As of 4/30/09
Undistributed ordinary income	908,090
Capital loss carryforwards	(13,150,084)
Post-October capital loss deferral	(3,170,860)
Other temporary differences	(395,914)
Net unrealized appreciation (depreciation)	(10,047,499)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of April 30, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

4/30/13	$(1,678,843)
4/30/14	(1,444,482)
4/30/15	(5,723,242)
4/30/16	(1,524,378)
4/30/17	(2,779,139)
$(13,150,084)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.35% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2010. This management fee reduction amounted to $75,845, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2009 was equivalent to an annual effective rate of 0.35% of the fund’s average daily net assets.

From the commencement of the period until August 31, 2009, the investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses did not exceed 0.25% annually of the fund’s average daily net assets.

24

Notes to Financial Statements (unaudited) – continued

Beginning September 1, 2009, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed 1.60% annually of the average daily net assets for Class B shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2010. For the six months ended October 31, 2009, these reductions amounted to $906 and are reflected as a reduction of total expenses in the Statement of Operations.

Distributor – The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD) for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	1.00%	$505,633

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2009 based on each class’ average daily net assets.

Class B shares are subject to a CDSC in the event of a shareholder redemption within five years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2009, were as follows:

Amount
Class B	$1,256,150

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2009, the fee was $50, which equated to 0.0001% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2009, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2009 was equivalent to an annual effective rate of 0.0264% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO)

25

Notes to Financial Statements (unaudited) – continued

and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $446 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $344, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$24,676,698	$18,738,536
Investments (non-U.S. Government securities)	$38,604,716	$35,105,552

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/09		Year ended 4/30/09
	Shares	Amount	Shares	Amount
Shares sold	4,525,870	$40,415,811	4,614,385	$41,476,742
Shares reacquired	(3,703,830)	(34,304,729)	(8,428,579)	(73,748,977)

Net change	822,040	$6,111,082	(3,814,194)	$(32,272,235)

Class A and Class C shares were not available for sale during the period. Please see the fund’s prospectus for details.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, currently at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2009, the fund’s commitment fee and interest expense were $908 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

26

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,627,952	54,417,575	(56,956,638)	2,088,889

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,025	$2,088,889

27

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2008 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees compared the total return performance of the Fund’s Class B shares to the performance of funds in its

28

Board Review of Investment Advisory Agreement – continued

Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class B shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class B shares was in the 3rd quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class B shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS has agreed in writing to reduce its advisory fee, and that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction and the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc.,

29

Board Review of Investment Advisory Agreement – continued

an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2009.

30

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com.

31

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: December 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: December 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 17, 2009

*	Print name and title of each signing officer under his or her signature.